As filed with the Securities and Exchange Commission on June 13, 2019

1933 Act Registration No.

1940 Act Registration No. 811-23449

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
AND/OR
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

(Exact Name of Registrant as Specified in Charter)

320 Park Avenue New York, New York 10022

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 224-1600

James J. Roth, President

Mutual of America Variable Insurance Portfolios, Inc.

320 Park Avenue

New York, New York 10022-6839

(Name and Address of Agent for Service)

Copy to:

Scott H. Rothstein

Secretary

Mutual of America Variable Insurance Portfolios, Inc.

320 Park Avenue

New York, New York 10022-6839

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of the Registration Statement

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such dates as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

MUTUAL OF AMERICA INVESTMENT CORPORATION

Cross-Reference Sheet

Form N-1A Item		Caption or Location in Prospectus
PART A
1.	Front and Back Cover Pages	Front and Back Covers
2.	Risk/Return Summary: Investments Objectives/Goals	Invest Objectives
3.	Risk/Return Summary: Fee Table	Fees and Expenses of the Fund
4.	Risk/Return Summary: Investments, Risks, and Performance	Principal Investment Strategies, Principal Investment Risks, Performance/Annual Return
5.	Management	Investment Adviser, Portfolio Manager
6.	Purchase and Sale of Fund Shares	Purchase and Sale of Fund Shares
7.	Tax Information	Tax Information
8.	Financial Intermediary Compensation	N/A
9.	Investment Objectives, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings	Additional Information on Fund Objectives, Principal Investment Strategies and Principal Investment Risks, Description of Principal Risks
10.	Management, Organization, and Capital Structure	Management of the Funds
11.	Shareholder Information	Information About Fund Shares
12.	Distribution Arrangements	Information About Fund Shares
13.	Financial Highlights Information	Financial Highlights

Caption or Location in Statement of Additional Information

PART B
14.	Cover Page and Table of Contents	Cover
15.	Fund History	Investment Company’s Form of Operations
16.	Description of the Fund and Its Investments and Risks	Investment Strategies and Related Risks; Fundamental Investment Restrictions; Non-Fundamental Investment Policies; Description of Corporate Bond Ratings; Use of Standard & Poor’s Indices
17.	Management of the Fund	Management of the Investment Company
18.	Control Persons and Principal Holders of Securities	Investment Company’s Form of Operations
19.	Investment Advisory and Other Services	Investment Advisory Arrangements; Independent Registered Public Accounting Firm; Legal Matters; Custodian
20.	Portfolio Managers	Management of the Investment Company
21.	Brokerage Allocation and Other Practices	Portfolio Transactions and Brokerage
22.	Capital Stock and Other Securities	Investment Company’s Form of Operations
23.	Purchase, Redemption, and Pricing of Shares	Purchase, Redemption and Pricing of Shares
24.	Taxation of the Fund	Taxation of the Investment Company
25.	Underwriters	Distribution Arrangements
26.	Calculation of Performance Data	Yield and Performance Information
27.	Financial Statements	Not Applicable (Included in Annual Report)

Caption in Form N-1A and in Part C of Registration Statement
PART C
28.	Exhibits
29.	Persons Controlled by or Under Common Control with the Fund
30.	Indemnification
31.	Business and Other Connections of the Investment Adviser
32.	Principal Underwriters
33.	Location of Accounts and Records
34.	Management Services
35.	Undertakings

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

320 Park Avenue, New York, New York 10022-6839

Mutual of America Variable Insurance Portfolios, Inc. (the “Investment Company”) is a mutual fund. It currently has these twenty-six Portfolios:

•	Equity Index Portfolio

•	All America Portfolio

•	Small Cap Value Portfolio

•	Small Cap Growth Portfolio

•	Small Cap Equity Index Portfolio

•	Mid Cap Value Portfolio

•	Mid-Cap Equity Index Portfolio

•	International Portfolio

•	Money Market Portfolio

•	Mid-Term Bond Portfolio

•	Bond Portfolio
•	Retirement Portfolios:

Retirement Income Portfolio

2010 Retirement Portfolio

2015 Retirement Portfolio

2020 Retirement Portfolio

2025 Retirement Portfolio

2030 Retirement Portfolio

2035 Retirement Portfolio

2040 Retirement Portfolio

2045 Retirement Portfolio

2050 Retirement Portfolio

2055 Retirement Portfolio

2060 Retirement Portfolio

•	Allocation Portfolios:

Conservative Allocation Portfolio

Moderate Allocation Portfolio

Aggressive Allocation Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Portfolio’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Portfolio electronically by signing up for the eDocuments program. (Find out more at mutualofamerica.com or call 1-800-468-3785).

You may elect to receive all future reports in paper free of charge. You can inform the Portfolio that you wish to continue receiving paper copies of your shareholder reports by writing to us at Mutual of America Life Insurance Company, 320 Park Avenue, New York, New York 10022-6839, by calling 1-800-574-9267, or by sending an email to mutualofamerica@dfinsolutions.com. Your election to receive reports in paper will apply to all Portfolios held with Mutual of America.

The Portfolios serve as investment vehicles for account balances under variable accumulation annuity contracts and variable life insurance policies issued by Mutual of America Life Insurance Company (the “Insurance Company”). Additionally, certain of the Portfolios serve as investment vehicles for account balances under certain variable accumulation annuity contracts and variable life insurance policies, issued by a former indirect wholly-owned subsidiary, The American Life Insurance Company of New York, now known as Wilton Reassurance Life Company of New York (“Wilton Re”). Separate accounts of the Insurance Company and Wilton Re purchase Portfolio shares (the “Separate Accounts”). Together, the Insurance Company and Wilton Re may be referred to as the “Insurance Companies.”

This Prospectus has information a contractholder or policyowner should know before making allocations or transfers to the separate account funds that invest in shares of the Portfolios. You should read this Prospectus carefully and keep it for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus dated [            , 2019]

You May Obtain More Information	Back cover

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS	SUMMARY

Equity Index Portfolio	[ , 2019]

Investment Objective. The Portfolio seeks investment results that correspond to the investment performance of the S&P 500® Index.

Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy and hold Portfolio shares. The expenses shown do not include Separate Account expenses which would increase costs if included. Other Expenses are estimated as the Portfolio had not commenced operations as of the date of this prospectus.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.08%
Other Expenses	0.88%

Total Annual Portfolio Operating Expenses	0.96%
Expense Reimbursement*	(0.82)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.14%

*

The Adviser has contractually agreed beginning as of the inception of the Portfolio to reimburse the Portfolio’s expenses to the extent that the Total Annual Portfolio Operating Expenses exceed 0.14% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation continues in effect until April 30, 2023, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next April 30.

Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years
$14	$45

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding portfolio turnover is not available.

Principal Investment Strategies. The Portfolio primarily invests in the 500 common stocks included in the S&P 500® Index to replicate, to the extent practicable, the weightings of such stocks in the Index. The components of the Index are market capitalization weighted, adjusted for free float. Under normal circumstances, at least 80% of the Portfolio’s total assets will be invested in securities included in the S&P 500® Index, which at December 31, 2018, included companies with market capitalizations from $2.9 billion up to $780.1 billion. The Portfolio is rebalanced at approximately the same time that the S&P 500® Index to which the Portfolio is benchmarked is rebalanced and reconstituted, which currently occurs on the third Friday of the last month of each quarter. The Portfolio may concentrate its investments in an industry or group of industries to the extent that the index being tracked is also so concentrated.

Principal Investment Risks. An investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•

Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Portfolio concentrates its assets in certain industries to the same extent that the S&P 500® Index does, the Portfolio bears concentration risk.

•

Index risk: The Portfolio’s investment performance may not precisely duplicate the performance of the S&P 500® Index due to factors such as operating and transaction costs, as well as weighting of each security in the Index.

•

Tracking Error risk: As an index fund, the Portfolio seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the Portfolio and the index, positive or negative, is called tracking error. Tracking error can be caused by many factors and it may be significant.

•

Passive Investment risk: Because the Portfolio is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the Portfolio’s performance may lag the performance of actively managed funds.

•

Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

Performance/Annual Return. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding performance for a full calendar year is not available. Updated performance information will be available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolios.

Portfolio Manager. Jamie A. Zendel, Vice President of the Adviser, will be the portfolio manager of the Portfolio at its inception.

For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 82.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS	SUMMARY

All America Portfolio	[ , 2019]

Investment Objective. The Portfolio seeks to outperform the S&P 500® Index by investing in a diversified portfolio of primarily common stocks.

Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy and hold Portfolio shares. The expenses shown do not include Separate Account expenses which would increase costs if included. Other Expenses are estimated as the Portfolio had not commenced operations as of the date of this prospectus.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	1.61%

Total Annual Portfolio Operating Expenses	(2.01)%
Expense Reimbursement*	1.49%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.52%

*

The Adviser has contractually agreed beginning as of the inception of the Portfolio to reimburse the Portfolio’s expenses to the extent that the Total Annual Portfolio Operating Expenses exceed 0.52% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation continues in effect until April 30, 2023, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next April 30.

Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years
$53	$168

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding portfolio turnover is not available.

Principal Investment Strategies. A portion of the Portfolio’s total assets is indexed and a portion is actively managed.

•

Approximately 60% of the Portfolio’s total assets are invested in the 500 common stocks included in the S&P 500® Index to replicate, to the extent practicable, the weightings of such stocks in the Index with respect to that 60% of the Portfolio’s total assets. The components of the Index are market capitalization weighted, adjusted for free float. The indexed portion of the Portfolio is rebalanced at approximately the same time that the S&P 500® Index to which that portion of the Portfolio is benchmarked is rebalanced and reconstituted, which currently occurs on the third Friday of the last month of each quarter.

•

Approximately 40% of the Portfolio’s total assets are actively managed by the Adviser, with approximately 20% of the Portfolio’s total assets invested in large and mid-cap growth and value stocks, approximately 10% invested in small-cap growth stocks and approximately 10%

in small-cap value stocks. The Adviser generally invests in stocks that it considers undervalued, or to have attractive growth potential, and with the potential for investment returns that outperform their peer companies, based on bottom-up fundamental company research, including analysis of business models, financial statements, measures of earnings and cash flow, and potential for long-term growth in sales and cash flow.

Under normal circumstances, at least 80% of the Portfolio’s total assets are invested in securities of companies that are listed or principally traded on a United States stock exchange.

Principal Investment Risks. An investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•

Index risk: The Portfolio’s investment performance for the portion of the Portfolio invested in the stocks of the S&P 500® Index may not precisely duplicate the performance of the S&P 500® Index due to factors such as operating and transaction costs, as well as weighting of each security in the Index.

•

Passive Investment risk: Because the Portfolio is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the Portfolio’s performance may lag the performance of actively managed funds.

•	Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.

•	Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.

•

Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.

•

Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Portfolio to sell mid-cap stocks at reasonable prices.

•

Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations. It may be more difficult for the Portfolio to sell a small capitalization stock or any stock that trades “over-the-counter,” than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

Performance/Annual Return. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding performance for a full calendar year is not available.

Updated performance information will be available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.

Portfolio Manager. Joseph R. Gaffoglio, Executive Vice President of the Adviser, will manage the large cap value and large cap growth segments of the Portfolio at its inception. The small and mid-cap value segments of the Portfolio will be managed by Stephen J. Rich, President of the Adviser, at its inception. The small cap growth and mid cap core segments of the Portfolio will be managed by Marguerite Wagner, Executive Vice President of the Adviser, at its inception. The indexed portion of the Portfolio will be managed by Jamie A. Zendel, Vice President of the Adviser, at its inception.

For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 82.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS	SUMMARY

Small Cap Value Portfolio	[ , 2019]

Investment Objective. The Portfolio seeks capital appreciation.

Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy and hold Portfolio shares. The expenses shown do not include Separate Account expenses which would increase costs if included. Other Expenses are estimated as the Portfolio had not commenced operations as of the date of this prospectus.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	1.45%

Total Annual Portfolio Operating Expenses	(2.20)%
Expense Reimbursement*	1.39%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.81%

*

The Adviser has contractually agreed beginning as of the inception of the Portfolio to reimburse the Portfolio’s expenses to the extent that the Total Annual Portfolio Operating Expenses exceed 0.81% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation continues in effect until April 30, 2023, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next April 30.

Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years
$83	$262

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding portfolio turnover is not available.

Principal Investment Strategies. The Portfolio invests primarily in value stocks issued by companies with small sized market capitalizations that Mutual of America Capital Management LLC (the “Adviser”) believes to be undervalued in the marketplace in relation to factors such as the company’s assets, earnings or growth potential. The Portfolio may concentrate its investments in an industry or group of industries, generally to the extent that its benchmark index is also so concentrated. The Portfolio is expected to have a concentration in the stocks of financial companies. Companies with small-sized market capitalizations are typically those companies with market capitalizations of less than $5.0 billion.

•	At least 80% of the Portfolio’s total assets are invested in small-cap value stocks and at least 85% of the Portfolio’s total assets will be invested in equity securities.

Principal Investment Risks. An investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•

Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Portfolio concentrates its assets in certain industries to approximately the same extent that its comparative index does, the Portfolio bears concentration risk.

•

Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations. It may be more difficult for the Portfolio to sell a small capitalization stock or any stock that trades “over-the-counter,” than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

•	Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.

•

Financial Industry risk: Companies in the financial industry are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

Performance/Annual Return. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding performance for a full calendar year is not available.

Updated performance information will be available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.

Portfolio Managers. Stephen J. Rich, President of the Adviser, will be the portfolio manager of the Portfolio at its inception.

For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 82.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS	SUMMARY

Small Cap Growth Portfolio	[ 2019]

Investment Objective. The Portfolio seeks capital appreciation.

Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy and hold Portfolio shares. The expenses shown do not include Separate Account expenses which would increase costs if included. Other Expenses are estimated as the Portfolio had not commenced operations as of the date of this prospectus.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	1.41%

Total Annual Portfolio Operating Expenses	2.16%
Expense Reimbursement*	(1.35)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.81%

*

The Adviser has contractually agreed beginning as of the inception of the Portfolio to reimburse the Portfolio’s expenses to the extent that the Total Annual Portfolio Operating Expenses exceed 0.81% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation continues in effect until April 30, 2023, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next April 30.

Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (d) operating expenses remain the same. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years
$83	$262

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding portfolio turnover is not available.

Principal Investment Strategies. The Portfolio invests primarily in growth stocks issued by companies with small sized market capitalizations that Mutual of America Capital Management LLC (the “Adviser”) believes to possess the potential for capital appreciation, based on a bottom-up fundamental stock selection process. The process includes analysis of a company’s business and financial models, as well as understanding its financial statements, to assess the potential for long-term growth in sales and cash flow. The Portfolio may concentrate its investments in an industry or group of industries, generally to the extent that its benchmark index is also concentrated in that industry or group of industries. The Portfolio is expected to have a concentration in the stocks of health care and technology companies. Companies with small-sized market capitalizations are typically those companies with market capitalizations less than $5.0 billion.

•	At least 80% of the Portfolio’s total assets are invested in small-cap growth stocks and at least 85% of the Portfolio’s total assets will be invested in equity securities.

Principal Investment Risks. An investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•

Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Portfolio concentrates its assets in certain industries to approximately the same extent that its comparative Index does, the Portfolio bears concentration risk.

•

Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations. It may be more difficult for the Portfolio to sell a small capitalization stock or any stock that trades “over-the-counter,” than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

•	Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.

•

Health Care Industry risk: Companies in the health care industry are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence and patent expirations.

•

Technology Industry risk: Companies in the technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

Performance/Annual Return.

Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding performance for a full calendar year is not available. Updated performance information will be available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.

Portfolio Manager. The Portfolio will be managed by Marguerite Wagner, Executive Vice President of the Adviser, at its inception.

For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 82.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS	SUMMARY

Small Cap Equity Index Portfolio	[ , 2019]

Investment Objective. The Portfolio seeks investment results that correspond to the investment performance of the S&P SmallCap 600® Index.

Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy and hold Portfolio shares. The expenses shown do not include Separate Account expenses which would increase costs if included. Other Expenses are estimated as the Portfolio had not commenced operations as of the date of this prospectus.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.08%
Other Expenses	3.02%

Total Annual Portfolio Operating Expenses	3.10%
Expense Reimbursement*	(2.95)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.15%

*

The Adviser has contractually agreed beginning as of the inception of the Portfolio to reimburse the Portfolio’s expenses to the extent that the Total Annual Portfolio Operating Expenses exceed 0.15% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation continues in effect until April 30, 2023, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next April 30.

Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The Example reflects the expense reimbursement for the first year. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years
$15	$48

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding portfolio turnover is not available.

Principal Investment Strategies. The Portfolio invests primarily in the 600 common stocks included in the S&P SmallCap 600® Index to replicate, to the extent practicable, the weightings of such stocks in the Index. The components of the Index are market capitalization weighted, adjusted for free float. Under normal circumstances, at least 80% of the Portfolio’s total assets are invested in securities included in the S&P SmallCap 600® Index, which as of December 31, 2018, included companies with market capitalizations from $28 million up to $4.2 billion. The Portfolio is rebalanced at approximately the same time that the S&P SmallCap 600® Index to which the Portfolio is benchmarked is rebalanced and reconstituted, which currently occurs on the third Friday of the last month of each quarter. The Portfolio may concentrate its investments in an industry or group of industries to the extent that the index being tracked is also so concentrated.

Principal Investment Risks. An investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•

Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Portfolio concentrates its assets in certain industries to the same extent that the S&P SmallCap 600® Index does, the Portfolio bears concentration risk

•

Index risk: The Portfolio’s investment performance may not precisely duplicate the performance of the S&P SmallCap 600® Index due to factors such as operating and transaction costs, as well as weighting of each security in the Index.

•

Tracking Error risk: As an index fund, the Portfolio seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the Portfolio and the index, positive or negative, is called tracking error. Tracking error can be caused by many factors and it may be significant.

•

Passive Investment risk: Because the Portfolio is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the Portfolio’s performance may lag the performance of actively managed funds.

•

Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations. It may be more difficult for the Portfolio to sell a small capitalization stock or any stock that trades “over-the-counter,” than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

Performance/Annual Return. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding performance for a full calendar year is not available.

Updated performance information will be available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.

Portfolio Managers. Jamie A. Zendel, Vice President of the Adviser, will be the portfolio manager of the Portfolio at its inception.

For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 82.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS	SUMMARY

Mid Cap Value Portfolio	[ 2019]

Investment Objective. The Portfolio seeks capital appreciation and, to a lesser extent, current income.

Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy and hold Portfolio shares. The expenses shown do not include Separate Account expenses which would increase costs if included. Other Expenses are estimated as the Portfolio had not commenced operations as of the date of this prospectus.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses	3.62%

Total Annual Portfolio Operating Expenses	4.17%
Expense Reimbursement*	(3.52)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.65%

*

The Adviser has contractually agreed beginning as of the inception of the Portfolio to reimburse the Portfolio’s expenses to the extent that the Total Annual Portfolio Operating Expenses exceed 0.65% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation continues in effect until April 30, 2023, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next April 30.

Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (d) operating expenses remain the same. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years
$67	$210

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding portfolio turnover is not available.

Principal Investment Strategies. The Portfolio invests primarily in value stocks issued by companies with mid-sized market capitalizations that Mutual of America Capital Management LLC (the “Adviser”) believes to be undervalued in the marketplace in relation to factors such as the company’s assets, earnings or growth potential. The Portfolio may concentrate its investments in an industry or group of industries, generally to the extent that its benchmark index is also so concentrated. Companies with mid-sized market capitalizations are typically those companies with market capitalizations in the range of $5.0 billion to $30.0 billion.

•	At least 80% of the Portfolio’s total assets are invested in mid cap value stocks and at least 85% of the Portfolio’s total assets will be invested in equity securities.

Principal Investment Risks. An investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•

Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Portfolio concentrates its assets in certain industries to approximately the same extent that its comparative Index does, the Portfolio bears concentration risk.

•

Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Portfolio to sell mid-cap stocks at a price equal to their value.

•	Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

Performance/Annual Return. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding performance for a full calendar year is not available.

Updated performance information will be available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.

Portfolio Manager. Stephen J. Rich, President of the Adviser, will be the portfolio manager of the Portfolio at its inception.

For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 82.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS	SUMMARY

Mid-Cap Equity Index Portfolio	[ 2019]

Investment Objective. The Portfolio seeks investment results that correspond to the investment performance of the S&P MidCap 400® Index.

Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy and hold Portfolio shares. The expenses shown do not include Separate Account expenses which would increase costs if included. Other Expenses are estimated as the Portfolio had not commenced operations as of the date of this prospectus.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.08%
Other Expenses	0.99%

Total Annual Portfolio Operating Expenses	1.07%
Expense Reimbursement*	(0.93)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.14%

*

The Adviser has contractually agreed beginning as of the inception of the Portfolio to reimburse the Portfolio’s expenses to the extent that the Total Annual Portfolio Operating Expenses exceed 0.14% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation continues in effect until April 30, 2023, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next April 30.

Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years
$14	$45

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding portfolio turnover is not available.

Principal Investment Strategies. The Portfolio invests primarily in the 400 common stocks included in the S&P MidCap 400® Index to replicate, to the extent practicable, the weightings of such stocks in the Index. The components of the Index are market capitalization weighted, adjusted for free float. Under normal circumstances, at least 80% of the Portfolio’s total assets are invested in securities included in the S&P 400® Index, which as of December 31, 2018, included companies with market capitalizations from $1.0 billion up to $11.9 billion. The Portfolio is rebalanced at approximately the same time that the S&P MidCap 400® Index to which the Portfolio is benchmarked is rebalanced and reconstituted, which currently occurs on the third Friday of the last month of each quarter. The Portfolio may concentrate its investments in an industry or group of industries to the extent that the index being tracked is also so concentrated.

Principal Investment Risks. An investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•

Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Portfolio concentrates its assets in certain industries to the same extent that the S&P MidCap 400® Index does, the Portfolio bears concentration risk.

•

Index risk: The Portfolio’s investment performance may not precisely duplicate the performance of the S&P MidCap 400® Index due to factors such as operating and transaction costs, as well as weighting of each security in the Index.

•

Tracking Error risk: As an index fund, the Portfolio seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the Portfolio and the index, positive or negative, is called tracking error. Tracking error can be caused by many factors and it may be significant.

•

Passive Investment risk: Because the Portfolio is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the Portfolio’s performance may lag the performance of actively managed funds.

•

Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Portfolio to sell mid-cap stocks at a price equal to their value.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

Performance/Annual Return. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding performance for a full calendar year is not available.

Updated performance information will be available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.

Portfolio Managers. Jamie A. Zendel, Vice President of the Adviser, will be the portfolio manager of the Portfolio at its inception.

For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 82.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS	SUMMARY

International Portfolio	[ 2019]

Investment Objective. The Portfolio seeks capital appreciation.

Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy and hold Portfolio shares. The expenses shown do not include Separate Account expenses which would increase costs if included. Other Expenses are estimated as the Portfolio had not commenced operations as of the date of this prospectus.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.08%
Other Expenses	1.02%
Acquired Portfolio Fees & Expenses	0.22%

Total Annual Portfolio Operating Expenses	1.32%
Expense Reimbursement*	(0.97)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.35%

*

The Adviser has contractually agreed beginning as of the inception of the Portfolio to reimburse the Portfolio’s expenses to the extent that the Total Annual Portfolio Operating Expenses exceed the Portfolio’s Acquired Portfolio Fees and Expenses plus 0.13% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation continues in effect until April 30, 2023, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next April 30.

Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years
$36	$113

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding portfolio turnover is not available.

Principal Investment Strategies. Under normal circumstances, at least 80% of the Portfolio’s total assets are invested, directly or indirectly, in stocks of large and mid-cap companies in developed market countries located outside the United States and Canada represented in the Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East Index (the “MSCI EAFE Index”) through the purchase of such stocks or exchange traded funds designed to track the MSCI EAFE Index. The Portfolio also invests in exchange traded funds that own emerging market securities.

Principal Investment Risks. An investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

•

Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time.

•	Emerging Markets risk: Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

•

Eurozone Investment risk: The United Kingdom’s intended departure from the European Union, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom.

•

ETF risk: ETFs generally invest substantially all of their assets in securities and are traded on stock exchanges. Their net asset values may differ from the prices of the ETF shares offered on the exchanges.

•	Depositary Receipts Risk: The underlying ETF may invest in securities of foreign issuers in the form of depositary receipts, some of which are not obligated to disclose material information.

•

Trading Risk: ETF shares are listed on exchanges for which there can be no assurance that they will maintain the listing. Also there is no assurance that an active trading market will develop, creating illiquidity and resulting in price volatility. The market price of an ETF may trade at a premium or discount to its net asset value. Trading in ETFs may be halted because of market conditions or extraordinary market volatility.

•

Investment Company Risk: The cost of investing in the Portfolio is higher because in addition to the Portfolio’s direct fees and expenses, it also indirectly bears fees and expenses charged by the underlying ETFs. The underlying ETFs may change their investment objectives or policies without the approval of the Portfolio, causing the Portfolio to withdraw its investment at a possibly inopportune time.

•

Leveraging Risk: ETFs may borrow money or otherwise leverage their holdings by investing in collateral from securities loans and by borrowing money to meet redemption requests. This leveraging results in more volatility and a compounding of all other risks.

•

Passive Investment Risk: Many ETFs are not actively managed; rather the underlying ETF invests in securities that represent its underlying Index, regardless of its investment merit or market trends. Also, an underlying ETF is more susceptible to declines in the market because the underlying ETFs generally do not change their investment strategies to respond to changes in the economy.

•

Tracking Error Risk: Imperfect correlation between the securities of an ETF and those in the Index it intends to track, rounding of prices, changes to the indices and regulatory policies may cause the performance of an ETF to not match the performance of its Index.

•	Valuation Risk: An underlying ETF may value certain securities at higher prices than the prices at which it can sell them.

Performance/Annual Return. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding performance for a full calendar year is not available.

Updated performance information will be available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolios.

Portfolio Manager. Jamie A. Zendel, Vice President of the Adviser, will be the portfolio manager of the Portfolio at its inception.

For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 82.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS	SUMMARY

Money Market Portfolio	[ 2019]

Investment Objective. The Portfolio seeks current income to the extent consistent with maintenance of liquidity, investment quality and stability of capital.

Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy and hold Portfolio shares. The expenses shown do not include Separate Account expenses which would increase costs if included. Other Expenses are estimated as the Portfolio had not commenced operations as of the date of this prospectus.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
Other Expenses	2.94%

Total Annual Portfolio Operating Expenses	3.09%
Expense Reimbursement*	(2.89)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.20%

*

The Adviser has contractually agreed beginning as of the inception of the Portfolio to reimburse the Portfolio’s expenses to the extent that the Total Annual Portfolio Operating Expenses exceed 0.20% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation continues in effect until April 30, 2023, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next April 30.

Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years
$20	$65

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance.

Principal Investment Strategies. The Portfolio invests in money market instruments that meet certain requirements. The Portfolio is considered to be an institutional money market fund because it is not limited to investments by natural persons, and it does not maintain a stable net asset value.

•	The dollar weighted average maturity of the instruments the Portfolio holds will be short-term — 60 days or less.

•	The Portfolio will purchase only securities with a remaining maturity of 397 calendar days or less that present minimal credit risks to the Portfolio.

•	The Portfolio will diversify its investments, limiting holdings in the securities of any one issuer (except the U.S. Government or its agencies) to 5% of assets.

Principal Investment Risks. An investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•

Money Market risk: You could lose money by investing in the Portfolio. Because the share price of the Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Board of Directors of the Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors, and a fee may automatically be imposed based on the Portfolio’s liquidity level. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time. In addition, the Portfolio’s returns can be adversely affected when yields on eligible investments are low.

•

U.S. Government Securities risk: The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater price volatility than interest-paying securities of similar maturities.

•

Interest Rate risk: Securities may lose value as interest rates change because bonds tend to decrease in value as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security.

•

Management risk: The investment techniques and risk analyses applied by the Portfolio may not produce the desired results, and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to the Portfolio. There is no guarantee that the investment objective of the Portfolio will be achieved.

Performance/Annual Return. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding performance for a full calendar year is not available.

Updated performance information will be available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.

For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 82.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS	SUMMARY

Mid-Term Bond Portfolio	[ 2019]

Investment Objective. The primary investment objective of the Portfolio is to produce a high level of current income. The secondary investment objective is the preservation of shareholders’ capital.

Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy and hold Portfolio shares. The expenses shown do not include Separate Account expenses which would increase costs if included. Other Expenses are estimated as the Portfolio had not commenced operations as of the date of this prospectus.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.98%

Total Annual Portfolio Operating Expenses	1.38%
Expense Reimbursement*	(0.93)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.45%

*

The Adviser has contractually agreed beginning as of the inception of the Portfolio to reimburse the Portfolio’s expenses to the extent that the Total Annual Portfolio Operating Expenses exceed 0.45% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation continues in effect until April 30, 2023, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next April 30.

Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years
$46	$145

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding portfolio turnover is not available.

Principal Investment Strategies. The Portfolio invests primarily in publicly-traded, investment-grade debt securities.

•

At least 80% of the Portfolio’s total assets are invested in investment-grade securities issued by U.S. corporations or by the U.S. Government or its agencies, such as bonds, notes, debentures, zero coupon securities and mortgage-backed securities. Bonds are debt instruments that can be issued by the federal government, government agencies and subdivisions, states, cities, corporations and other institutions.

•

Although the Portfolio only purchases investment-grade bonds, the Portfolio may continue to hold certain corporate bonds in the Portfolio’s portfolio that are downgraded to below investment grade, commonly referred to as “high yield” or “junk bonds.”

•	The Adviser evaluates each security to be purchased and selects securities based on duration, seeking to maintain duration for the Portfolio overall within +/- 10% of the duration of its benchmark; credit quality as determined by fundamental financial analysis focused on the issuer’s ability to repay debt; and interest income anticipated to be generated.

•	The Portfolio’s securities holdings will have an average maturity of three to seven years.

Principal Investment Risks. An investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•

Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.

•

Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Portfolio may lose value if it sells zero coupon securities prior to their maturity date.

•

Interest Rate risk: Securities may lose value as the interest rate changes because bonds tend to decrease in value as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Portfolio faces a heightened level of interest rate risk under current conditions because interest rates are at near historically low levels.

•	Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities.

•	Credit risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

•	Call risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

•	Non-investment grade debt risk: Non-investment grade debt obligations, known as “high yield” or “junk bonds,” have a higher risk of default and tend to be less liquid than higher-rated securities.

•	Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.

•

Extension risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Portfolio returns.

•

Prepayment risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Portfolio returns.

Performance/Annual Return. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding performance for a full calendar year is not available.

Updated performance information will be available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.

Portfolio Manager. The fixed income investment strategy and day-to-day operations of the Portfolio will be managed by Andrew L. Heiskell, Executive Vice President of the Adviser, at its inception. The mortgage-backed securities segment of the Portfolio will be managed by Jacqueline Sabella, Senior Vice President of the Adviser, at its inception.

For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 82.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS	SUMMARY

Bond Portfolio	[ 2019]

Investment Objective. The Portfolio seeks current income, with preservation of shareholders’ capital a secondary objective.

Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy and hold Portfolio shares. The expenses shown do not include Separate Account expenses which would increase costs if included. Other Expenses are estimated as the Portfolio had not commenced operations as of the date of this prospectus.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.39%
Other Expenses	0.97%

Total Annual Portfolio Operating Expenses	1.36%
Expense Reimbursement*	(0.91)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.45%

*

The Adviser has contractually agreed beginning as of the inception of the Portfolio to reimburse the Portfolio’s expenses to the extent that the Total Annual Portfolio Operating Expenses exceed 0.45% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation continues in effect until April 30, 2023, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next April 30.

Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years
$46	$145

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding portfolio turnover is not available.

Principal Investment Strategies. The Portfolio invests primarily in publicly-traded, investment-grade debt securities.

•

At least 80% of the Portfolio’s total assets are invested in investment grade securities issued by U.S. corporations or by the U.S. Government or its agencies, such as bonds, notes, debentures, zero coupon securities and mortgage-backed securities. Bonds are debt instruments that can be issued by the federal government, government agencies and subdivisions, states, cities, corporations and other institutions.

•

Although the Portfolio only purchases investment-grade bonds, the Portfolio may continue to hold certain corporate bonds in the Portfolio’s portfolio that are downgraded to below investment grade, commonly referred to as “high yield” or “junk bonds.”

•

The Adviser evaluates each security to be purchased and selects securities based on duration, seeking to maintain duration for the Portfolio overall within +/- 10% of the duration of its benchmark; credit quality as determined by fundamental financial analysis focused on the issuer’s ability to repay debt; and interest income anticipated to be generated.

Principal Investment Risks. An investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•

Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.

•

Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Portfolio may lose value if it sells zero coupon securities prior to their maturity date.

•

Interest Rate risk: Securities may lose value as the interest rate changes because bonds tend to decrease in value as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Portfolio faces a heightened level of interest rate risk under current conditions because interest rates are at near historically low levels.

•	Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities.

•	Credit risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

•	Call risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

•	Non-investment grade debt risk: Non-investment grade debt obligations, known as “high yield” or “junk bonds,” have a higher risk of default and tend to be less liquid than higher-rated securities.

•	Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.

•

Extension risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Portfolio returns.

•

Prepayment risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Portfolio returns.

Performance/Annual Return. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding performance for a full calendar year is not available.

Updated performance information will be available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.

Portfolio Manager. The fixed income investment strategy and day-to-day operations of the Portfolio will be managed by Andrew L. Heiskell, Executive Vice President of the Adviser, at its inception. The mortgage-backed securities segment of the Portfolio will be managed by Jacqueline Sabella, Senior Vice President of the Adviser, at its inception.

For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 82.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS	SUMMARY

Retirement Income Portfolio	[ 2019]

Investment Objective. The Portfolio seeks to achieve current income consistent with the preservation of capital and, to a lesser extent, capital appreciation.

Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy and hold Portfolio shares. The expenses shown do not include Separate Account expenses which would increase costs if included. Other Expenses are estimated as the Portfolio had not commenced operations as of the date of this prospectus.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	3.99%
Acquired Portfolio Fees & Expenses	0.34%

Total Annual Portfolio Operating Expenses	4.38%
Expense Reimbursement*	(3.96)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.42%

*

The Adviser has contractually agreed beginning as of the inception of the Portfolio to reimburse the Portfolio’s expenses to the extent that the Total Annual Portfolio Operating Expenses exceed the Portfolio’s Acquired Portfolio Fees and Expenses plus 0.08% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation continues in effect until April 30, 2023, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next April 30.

Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years
$43	$136

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding portfolio turnover is not available.

Principal Investment Strategies. The Portfolio invests in shares of other series of the Investment Company (“IC Portfolios”) in proportions that are balanced to meet the objective of the Portfolio, which is to produce current income and preserve the value of the investments of retired individuals. The Portfolio generally invests 75% of its assets in fixed income IC Portfolios and 25% of its assets in equity IC Portfolios.

Principal Investment Risks. An investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.

•

Underlying Portfolio risk: A Portfolio’s ability to achieve its investment objective will depend largely on the performance of the selected underlying Portfolios. There can be no assurance that either the Portfolio or the underlying Portfolios will achieve its investment objective. A Portfolio is subject to the same risks as the underlying Portfolios in which it invests. Because the Portfolio primarily invests in funds that invest in fixed income securities, the Portfolio is primarily subject to Fixed Income risk. Other principal risks include Company, Market, Mid-Cap, and Stock risks, which are described in more detail in the “Principal Risks” section of the prospectus.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.

•	Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

-

Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Portfolio faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.

-

Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.

-	Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

-	Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

-	Non-investment grade debt risk: Non-investment grade debt obligations, known as “junk bonds,” have a higher risk of default and tend to be less liquid than higher-rated securities.

-	Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.

-

Extension risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Portfolio returns.

-

Prepayment risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Portfolio returns.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•

Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Portfolio to sell mid-cap stocks at a price equal to their value.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

•	Retirement Portfolio risk:

•	The Portfolio is subject to the same risks as the underlying Variable Insurance Portfolios, Inc. (“IC Portfolios”) in which it invests.

•

The Retirement Portfolio is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Portfolio of the IC Portfolios will prove to be correct under all market and economic conditions. An investment in the Retirement Portfolio could decline in value, and you could lose money by investing in the Retirement Portfolio, even after the Target Retirement Date.

•	There is no guarantee that the Portfolio will provide adequate income at and through your retirement.

•	The Retirement Portfolio has assets allocated across equity and fixed income IC Portfolios, and is subject to the risks of investing in both equity and fixed income securities.

•	The Retirement Income Portfolio will have as much as 25% of its assets invested in equity IC Portfolios.

Performance/Annual Return. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding performance for a full calendar year is not available.

Updated performance information will be available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.

Portfolio Manager. The Portfolio will be managed by Joseph R. Gaffoglio, Executive Vice President of the Adviser, at its inception.

For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 82.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS	SUMMARY

2010 Retirement Portfolio	[ 2019]

Investment Objective. The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name (“Target Retirement Date”).

Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy and hold Portfolio shares. The expenses shown do not include Separate Account expenses which would increase costs if included. Other Expenses are estimated as the Portfolio had not commenced operations as of the date of this prospectus.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	11.49%
Acquired Portfolio Fees & Expenses	0.33%

Total Annual Portfolio Operating Expenses	11.87%
Expense Reimbursement*	(11.49)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.38%

*

The Adviser has contractually agreed beginning as of the inception of the Portfolio to reimburse the Portfolio’s expenses to the extent that the Total Annual Portfolio Operating Expenses exceed the Portfolio’s Acquired Portfolio Fees and Expenses plus 0.05% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation continues in effect until April 30, 2023, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next April 30.

Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The Example reflects the expense reimbursement for the first year. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years
$39	$123

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding portfolio turnover is not available.

Principal Investment Strategies. The Portfolio invests in shares of other series of the Investment Company (“IC Portfolios”) in proportions that are balanced to meet the objective of the Portfolio, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.

The 2010 Retirement Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2010. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Portfolio approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Portfolio will invest in fixed income IC Portfolios and the less it will invest in equity IC Portfolios. A Retirement Portfolio that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Portfolios.

As of the commencement of operations, the Portfolio’s intended asset allocation among the underlying portfolios is expected to be approximately as follows:

•	Equity Index Portfolio 20%

•	Mid-Cap Equity Index Portfolio 6%

•	International 2%

•	Bond Portfolio 30%

•	Mid-Term Bond Portfolio 30%

•	Money Market Portfolio 12%

The periodic reallocations of the assets of each Retirement Portfolio will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Portfolios, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.

Principal Investment Risks. An investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.

•

Underlying Portfolio risk: A Portfolio’s ability to achieve its investment objective will depend largely on the performance of the selected underlying Portfolios. There can be no assurance that either the Portfolio or the underlying Portfolios will achieve its investment objective. A Portfolio is subject to the same risks as the underlying Portfolios in which it invests. Although the proportion changes over time to meet the Portfolio’s investment objective, currently the Portfolio has more Fixed Income risk than equity risk. The Portfolio is also subject to Company, Market, Mid-Cap, and Stock risks. These risks are all described in detail in the “Principal Risks” section of the prospectus.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.

•	Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

-

Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Portfolio faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.

-

Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.

-	Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

-	Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

-	Non-investment grade debt risk: Non-investment grade debt obligations, known as “junk bonds,” have a higher risk of default and tend to be less liquid than higher-rated securities.

-	Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.

-

Extension risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Portfolio returns.

-

Prepayment risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Portfolio returns.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•

Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Portfolio to sell mid-cap stocks at a price equal to their value.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities

•	Retirement Portfolio risk:

•	The Portfolio is subject to the same risks as the underlying Variable Insurance Portfolios, Inc. (“IC Portfolios”) in which it invests.

•

The Retirement Portfolio is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Portfolio of the IC Portfolios will prove to be correct under all market and economic conditions. An investment in the Retirement Portfolio could decline in value, and you could lose money by investing in the Retirement Portfolio, even after the Target Retirement Date.

•	There is no guarantee that the Portfolio will provide adequate income at and through your retirement.

•

The Retirement Portfolio has assets allocated across equity and fixed income IC Portfolios, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Portfolio has assets allocated to the International Portfolio and is subject to the risks of investing in international securities.

•

The appropriate Retirement Portfolio should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income.

Performance/Annual Return. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding performance for a full calendar year is not available.

Updated performance information will be available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.

Portfolio Manager. The Portfolio will be managed by Joseph R. Gaffoglio, Executive Vice President of the Adviser, at its inception.

For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 82.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS	SUMMARY

2015 Retirement Portfolio	[ 2019]

Investment Objective. The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name (“Target Retirement Date”).

Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy and hold Portfolio shares. The expenses shown do not include Separate Account expenses which would increase costs if included. Other Expenses are estimated as the Portfolio had not commenced operations as of the date of this prospectus.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	1.43%
Acquired Portfolio Fees & Expenses	0.32%

Total Annual Portfolio Operating Expenses	1.80%
Expense Reimbursement*	(1.41)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.39%

*

The Adviser has contractually agreed beginning as of the inception of the Portfolio to reimburse the Portfolio’s expenses to the extent that the Total Annual Portfolio Operating Expenses exceed the Portfolio’s Acquired Portfolio Fees and Expenses plus 0.07% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation continues in effect until April 30, 2023, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next April 30.

Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years
$40	$126

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding portfolio turnover is not available.

Principal Investment Strategies. The Portfolio invests in shares of other series of the Investment Company (“IC Portfolios”) in proportions that are balanced to meet the objective of the Portfolio, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.

The 2015 Retirement Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2015. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Portfolio approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Portfolio will invest in fixed income IC Portfolios and the less it will invest in equity IC Portfolios. A Retirement Portfolio that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Portfolios.

As of the commencement of operations, the Portfolio’s intended asset allocation among the underlying portfolios is expected to be approximately as follows:

•	Equity Index Portfolio 22%

•	Mid-Cap Equity Index Portfolio 8%

•	Small Cap Growth Portfolio 1%

•	Small Cap Value Portfolio 1%

•	International Portfolio 5%

•	Money Market Portfolio 10%

•	Bond Portfolio 28%

•	Mid-Term Bond Portfolio 25%

The periodic reallocations of the assets of each Retirement Portfolio will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Portfolios, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.

Principal Investment Risks. An investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.

•

Underlying Portfolio risk: A Portfolio’s ability to achieve its investment objective will depend largely on the performance of the selected underlying portfolios. There can be no assurance that either the Portfolio or the underlying portfolios will achieve its investment objective. A Portfolio is subject to the same risks as the underlying portfolios in which it invests. Although the proportion changes over time to meet the Portfolio’s investment objective, currently the Portfolio has more Fixed Income risk than equity risk. These risks include Company, Market, Mid-Cap, and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.

•	Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•

Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Portfolio to sell mid-cap stocks at a price equal to their value.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

•

Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Portfolio, in which the Portfolio invests, may invest substantially all or a significant portion of its assets in ETFs.

•	Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

-

Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Portfolio faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.

-

Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.

-	Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

-	Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

-	Non-investment grade debt risk: Non-investment grade debt obligations, known as “junk bonds,” have a higher risk of default and tend to be less liquid than higher-rated securities.

-	Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.

-

Extension risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Portfolio returns.

-

Prepayment risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Portfolio returns.

•	Retirement Portfolio risk:

•	The Portfolio is subject to the same risks as the underlying Variable Insurance Portfolios, Inc. (“IC Portfolios”) in which it invests.

•

The Retirement Portfolio is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Portfolio of the IC Portfolios will prove to be correct under all market and economic conditions. An investment in the Retirement Portfolio could decline in value, and you could lose money by investing in the Retirement Portfolio, even after the Target Retirement Date.

•	There is no guarantee that the Portfolio will provide adequate income at and through your retirement.

•

The Retirement Portfolio has assets allocated across equity and fixed income IC Portfolios, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Portfolio has assets allocated to the International Portfolio and is subject to the risks of investing in international securities.

•

The appropriate Retirement Portfolio should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income.

Performance/Annual Return. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding performance for a full calendar year is not available.

Updated performance information will be available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.

Portfolio Manager. The Portfolio will be managed by Joseph R. Gaffoglio, Executive Vice President of the Adviser, at its inception.

For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 82.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS	SUMMARY

2020 Retirement Portfolio	[ 2019]

Investment Objective. The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name (“Target Retirement Date”).

Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy and hold Portfolio shares. The expenses shown do not include Separate Account expenses which would increase costs if included. Other Expenses are estimated as the Portfolio had not commenced operations as of the date of this prospectus.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.75%
Acquired Portfolio Fees & Expenses	0.32%

Total Annual Portfolio Operating Expenses	1.12%
Expense Reimbursement*	(0.73)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.39%

*

The Adviser has contractually agreed beginning as of the inception of the Portfolio to reimburse the Portfolio’s expenses to the extent that the Total Annual Portfolio Operating Expenses exceed the Portfolio’s Acquired Portfolio Fees and Expenses plus 0.07% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation continues in effect until April 30, 2023, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next April 30.

Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years
$40	$126

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding portfolio turnover is not available.

Principal Investment Strategies. The Portfolio invests in shares of other series of the Investment Company (“IC Portfolios”) in proportions that are balanced to meet the objective of the Portfolio, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.

The 2020 Retirement Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Portfolio approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Portfolio will invest in fixed income IC Portfolios and the less it will invest in equity IC Portfolios. A Retirement Portfolio that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Portfolios.

As of the commencement of operations, the Portfolio’s intended asset allocation among the underlying portfolios is expected to be approximately as follows:

•	Equity Index Portfolio 25%

•	Mid-Cap Equity Index Portfolio 10%

•	Small Cap Growth Portfolio 2%

•	Small Cap Value Portfolio 2%

•	International Portfolio 8%

•	Bond Portfolio 26%

•	Mid-Term Bond Portfolio 22%

The periodic reallocations of the assets of each Retirement Portfolio will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Portfolios, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.

Principal Investment Risks. An investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.

•

Underlying Portfolio risk: A Portfolio’s ability to achieve its investment objective will depend largely on the performance of the selected underlying portfolios. There can be no assurance that either the Portfolio or the underlying portfolios will achieve its investment objective. A Portfolio is subject to the same risks as the underlying portfolios in which it invests. Although the proportion changes over time to meet the Portfolio’s investment objective, currently the Fund has more equity risk than Fixed Income risk. These risks include Company, Market, and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•

Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Portfolio to sell mid-cap stocks at a price equal to their value.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

•

Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Portfolio, in which the Portfolio invests, may invest substantially all or a significant portion of its assets in ETFs.

•	Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

-

Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Portfolio faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.

-

Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.

-	Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

-	Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

-	Non-investment grade debt risk: Non-investment grade debt obligations, known as “junk bonds,” have a higher risk of default and tend to be less liquid than higher-rated securities.

-	Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.

-

Extension risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Portfolio returns.

-

Prepayment risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Portfolio returns.

•	Retirement Portfolio risk:

•	The Portfolio is subject to the same risks as the underlying Variable Insurance Portfolios, Inc. (“IC Portfolios”) in which it invests.

•

The Retirement Portfolio is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Portfolio of the IC Portfolios will prove to be correct under all market and economic conditions. An investment in the Retirement Portfolio could decline in value, and you could lose money by investing in the Retirement Portfolio, even after the Target Retirement Date.

•	There is no guarantee that the Portfolio will provide adequate income at and through your retirement.

•

The Retirement Portfolio has assets allocated across equity and fixed income IC Portfolios, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Portfolio has assets allocated to the International Portfolio and is subject to the risks of investing in international securities.

•

The appropriate Retirement Portfolio should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income.

Performance/Annual Return. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding performance for a full calendar year is not available.

Updated performance information will be available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.

Portfolio Manager. The Portfolio will be managed by Joseph R. Gaffoglio, Executive Vice President of the Adviser, at its inception.

For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 82.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS	SUMMARY

2025 Retirement Portfolio	[ 2019]

Investment Objective. The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name (“Target Retirement Date”).

Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy and hold Portfolio shares. The expenses shown do not include Separate Account expenses which would increase costs if included. Other Expenses are estimated as the Portfolio had not commenced operations as of the date of this prospectus.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.71%
Acquired Portfolio Fees & Expenses	0.31%

Total Annual Portfolio Operating Expenses	1.07%
Expense Reimbursement*	(0.70)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.37%

*

The Adviser has contractually agreed beginning as of the inception of the Portfolio to reimburse the Portfolio’s expenses to the extent that the Total Annual Portfolio Operating Expenses exceed the Portfolio’s Acquired Portfolio Fees and Expenses plus 0.06% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation continues in effect until April 30, 2023, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next April 30.

Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years
$38	$120

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding portfolio turnover is not available.

Principal Investment Strategies. The Portfolio invests in shares of other series of the Investment Company (“ICPortfolios”) in proportions that are balanced to meet the objective of the Portfolio, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.

The 2025 Retirement Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2025. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Portfolio approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Portfolio will invest in fixed income IC Portfolios and the less it will invest in equity IC Portfolios. A Retirement Portfolio that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Portfolios.

As of the commencement of operations, the Portfolio’s intended asset allocation among the underlying portfolios is expected to be approximately as follows:

•	Equity Index Portfolio 29%

•	Mid-Cap Equity Index Portfolio 12%

•	Small Cap Growth Portfolio 3%

•	Small Cap Value Portfolio 3%

•	International Portfolio 10%

•	Bond Portfolio 25%

•	Mid-Term Bond Portfolio 18%

The periodic reallocations of the assets of each Retirement Portfolio will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Portfolios, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.

Principal Investment Risks. An investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.

•

Underlying Portfolio risk: A Portfolio’s ability to achieve its investment objective will depend largely on the performance of the selected underlying portfolios. There can be no assurance that either the Portfolio or the underlying portfolios will achieve its investment objective. A Portfolio is subject to the same risks as the underlying portfolios in which it invests. Although the proportion changes over time to meet the Portfolio’s investment objective, currently the Portfolio has more equity risk than Fixed Income risk. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•	Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.

•

Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Portfolio to sell mid-cap stocks at a price equal to their value.

•	Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.

•	Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

•

Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Portfolio, in which the Portfolio invests, may invest substantially all or a significant portion of its assets in ETFs.

•	Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

-

Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Portfolio faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.

-

Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.

-	Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

-	Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

-	Non-investment grade debt risk: Non-investment grade debt obligations, known as “junk bonds,” have a higher risk of default and tend to be less liquid than higher-rated securities.

-	Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.

-

Extension risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Portfolio returns.

-

Prepayment risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Portfolio returns.

•	Retirement Portfolio risk:

•	The Portfolio is subject to the same risks as the underlying Variable Insurance Portfolios, Inc. (“IC Portfolios”) in which it invests.

•

The Retirement Portfolio is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Portfolio of the IC Portfolios will prove to be correct under all market and economic conditions. An investment in the Retirement Portfolio could decline in value, and you could lose money by investing in the Retirement Portfolio, even after the Target Retirement Date.

•	There is no guarantee that the Portfolio will provide adequate income at and through your retirement.

•

The Retirement Portfolio has assets allocated across equity and fixed income IC Portfolios, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Portfolio has assets allocated to the International Portfolio and is subject to the risks of investing in international securities.

•

The appropriate Retirement Portfolio should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income.

Performance/Annual Return. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding performance for a full calendar year is not available.

Updated performance information will be available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.

Portfolio Manager. The Portfolio will be managed by Joseph R. Gaffoglio, Executive Vice President of the Adviser, at its inception.

For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 82.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS	SUMMARY

2030 Retirement Portfolio	[ 2019]

Investment Objective. The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name (“Target Retirement Date”).

Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy and hold Portfolio shares. The expenses shown do not include Separate Account expenses which would increase costs if included. Other Expenses are estimated as the Portfolio had not commenced operations as of the date of this prospectus.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	0.93%
Acquired Portfolio Fees & Expenses	0.29%

Total Annual Portfolio Operating Expenses	1.27%
Expense Reimbursement*	(0.92)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.35%

*

The Adviser has contractually agreed beginning as of the inception of the Portfolio to reimburse the Portfolio’s expenses to the extent that the Total Annual Portfolio Operating Expenses exceed the Portfolio’s Acquired Portfolio Fees and Expenses plus 0.06% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation continues in effect until April 30, 2023, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next April 30.

Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years
$36	$113

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding portfolio turnover is not available.

Principal Investment Strategies. The Portfolio invests in shares of other series of the Investment Company (“IC Portfolios”) in proportions that are balanced to meet the objective of the Portfolio, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.

The 2030 Retirement Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Portfolio approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Portfolio will invest in fixed income IC Portfolios and the less it will invest in equity IC Portfolios. A Retirement Portfolio that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity ICPortfolios.

As of the commencement of operations, the Portfolio’s intended asset allocation among the underlying portfolios is expected to be approximately as follows:

•	Equity Index Portfolio 33%

•	Mid-Cap Equity Index Portfolio 16%

•	Small Cap Growth Portfolio 4%

•	Small Cap Value Portfolio 4%

•	International Portfolio 12%

•	Mid-Term Bond Portfolio 8%

•	Bond Portfolio 23%

The periodic reallocations of the assets of each Retirement Portfolio will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Portfolios, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.

Principal Investment Risks. An investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.

•

Underlying Portfolio risk: A Portfolio’s ability to achieve its investment objective will depend largely on the performance of the selected underlying portfolios. There can be no assurance that either the Portfolio or the underlying portfolios will achieve its investment objective. A Portfolio is subject to the same risks as the underlying portfolios in which it invests. Although the proportion changes over time to meet the Portfolio’s investment objective, currently the Portfolio has more equity risk than Fixed Income risk. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•	Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.

•

Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Portfolio to sell mid-cap stocks at a price equal to their value.

•	Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.

•	Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

•

Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Portfolio, in which the Portfolio invests, may invest substantially all or a significant portion of its assets in ETFs.

•	Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

-

Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Portfolio faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.

-

Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.

-	Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

-	Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

-	Non-investment grade debt risk: Non-investment grade debt obligations, known as “junk bonds,” have a higher risk of default and tend to be less liquid than higher-rated securities.

-	Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.

-

Extension risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Portfolio returns.

-

Prepayment risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Portfolio returns.

•	Retirement Portfolio risk:

•	The Portfolio is subject to the same risks as the underlying Variable Insurance Portfolios, Inc. (“IC Portfolios”) in which it invests.

•

The Retirement Portfolio is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Portfolio of the IC Portfolios will prove to be correct under all market and economic conditions. An investment in the Retirement Portfolio could decline in value, and you could lose money by investing in the Retirement Portfolio, even after the Target Retirement Date.

•	There is no guarantee that the Portfolio will provide adequate income at and through your retirement.

•

The Retirement Portfolio has assets allocated across equity and fixed income IC Portfolios, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Portfolio has assets allocated to the International Portfolio and is subject to the risks of investing in international securities.

•

The appropriate Retirement Portfolio should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income.

Performance/Annual Return. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding performance for a full calendar year is not available.

Updated performance information will be available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.

Portfolio Manager. The Portfolio will be managed by Joseph R. Gaffoglio, Executive Vice President of the Adviser, at its inception.

For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 82.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS	SUMMARY

2035 Retirement Portfolio	[ 2019]

Investment Objective. The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name (“Target Retirement Date”).

Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy and hold Portfolio shares. The expenses shown do not include Separate Account expenses which would increase costs if included. Other Expenses are estimated as the Portfolio had not commenced operations as of the date of this prospectus.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	1.56%
Acquired Portfolio Fees & Expenses	0.27%

Total Annual Portfolio Operating Expenses	1.88%
Expense Reimbursement*	(1.54)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.34%

*

The Adviser has contractually agreed beginning as of the inception of the Portfolio to reimburse the Portfolio’s expenses to the extent that the Total Annual Portfolio Operating Expenses exceed the Portfolio’s Acquired Portfolio Fees and Expenses plus 0.07% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation continues in effect until April 30, 2023, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next April 30.

Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years
$35	$110

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding portfolio turnover is not available.

Principal Investment Strategies. The Portfolio invests in shares of other series of the Investment Company (“IC Portfolios”) in proportions that are balanced to meet the objective of the Portfolio, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.

The 2035 Retirement Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2035. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Portfolio approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Portfolio will invest in fixed income IC Portfolios and the less it will invest in equity IC Portfolios. A Retirement Portfolio that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Portfolios.

As of the commencement of operations, the Portfolio’s intended asset allocation among the underlying portfolios is expected to be approximately as follows:

•	Equity Index Portfolio 35%

•	Mid-Cap Equity Index Portfolio 19%

•	Small Cap Growth Portfolio 5%

•	Small Cap Value Portfolio 5%

•	International Portfolio 14%

•	Bond Portfolio 22%

The periodic reallocations of the assets of each Retirement Portfolio will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Portfolios, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.

Principal Investment Risks. An investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.

•

Underlying Portfolio risk: A Portfolio’s ability to achieve its investment objective will depend largely on the performance of the selected underlying portfolios. There can be no assurance that either the Portfolio or the underlying portfolios will achieve its investment objective. A Portfolio is subject to the same risks as the underlying portfolios in which it invests. Although the proportion changes over time to meet the Portfolio’s investment objective, currently the Portfolio has more equity risk than Fixed Income risk. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•	Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.

•

Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Portfolio to sell mid-cap stocks at a price equal to their value.

•	Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.

•	Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

•

Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Portfolio, in which the Portfolio invests, may invest substantially all or a significant portion of its assets in ETFs.

•	Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

-

Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Portfolio faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.

-

Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.

-	Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

-	Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

-	Non-investment grade debt risk: Non-investment grade debt obligations, known as “junk bonds,” have a higher risk of default and tend to be less liquid than higher-rated securities.

-	Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.

-

Extension risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Portfolio returns.

-

Prepayment risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Portfolio returns.

•	Retirement Portfolio risk:

•	The Portfolio is subject to the same risks as the underlying Variable Insurance Portfolios, Inc. (“IC Portfolios”) in which it invests.

•

The Retirement Portfolio is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Portfolio of the IC Portfolios will prove to be correct under all market and economic conditions. An investment in the Retirement Portfolio could decline in value, and you could lose money by investing in the Retirement Portfolio, even after the Target Retirement Date.

•	There is no guarantee that the Portfolio will provide adequate income at and through your retirement.

•

The Retirement Portfolio has assets allocated across equity and fixed income ICPortfolios, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Portfolio has assets allocated to the International Portfolio and is subject to the risks of investing in international securities.

•

The appropriate Retirement Portfolio should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income.

Performance/Annual Return. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding performance for a full calendar year is not available.

Updated performance information will be available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.

Portfolio Manager. The Portfolio will be managed by Joseph R. Gaffoglio, Executive Vice President of the Adviser, at its inception.

For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 82.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS	SUMMARY

2040 Retirement Portfolio	[ 2019]

Investment Objective. The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name (“Target Retirement Date”).

Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy and hold Portfolio shares. The expenses shown do not include Separate Account expenses which would increase costs if included. Other Expenses are estimated as the Portfolio had not commenced operations as of the date of this prospectus.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	1.71%
Acquired Portfolio Fees & Expenses	0.25%

Total Annual Portfolio Operating Expenses	2.01%
Expense Reimbursement*	(1.69)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.32%

*

The Adviser has contractually agreed beginning as of the inception of the Portfolio to reimburse the Portfolio’s expenses to the extent that the Total Annual Portfolio Operating Expenses exceed the Portfolio’s Acquired Portfolio Fees and Expenses plus 0.07% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation continues in effect until April 30, 2023, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next April 30.

Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years
$33	$103

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding portfolio turnover is not available.

Principal Investment Strategies. The Portfolio invests in shares of other series of the Investment Company (“ICPortfolios”) in proportions that are balanced to meet the objective of the Portfolio, which will move toward preservation of capital and production of income as the Target Retirement Date.

The 2040 Retirement Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Portfolio approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Portfolio will invest in fixed income IC Portfolios and the less it will invest in equity IC Portfolios. A Retirement Portfolio that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Portfolios.

As of the commencement of operations, the Portfolio’s intended asset allocation among the underlying portfolios is expected to be approximately as follows:

•	Equity Index Portfolio 37%

•	Mid-Cap Equity Index Portfolio 21%

•	Small Cap Equity Index Portfolio 1%

•	Small Cap Growth Portfolio 5%

•	Small Cap Value Portfolio 5%

•	International Portfolio 16%

•	Bond Portfolio 15%

The periodic reallocations of the assets of each Retirement Portfolio will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Portfolios, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.

Principal Investment Risks. An investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.

•

Underlying Portfolio risk: A Portfolio’s ability to achieve its investment objective will depend largely on the performance of the selected underlying portfolios. There can be no assurance that either the Portfolio or the underlying portfolios will achieve its investment objective. A Portfolio is subject to the same risks as the underlying portfolios in which it invests. Although the proportion changes over time to meet the Portfolio’s investment objective, currently the Portfolio has more equity risk than Fixed Income risk. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•	Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.

•

Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Portfolio to sell mid-cap stocks at a price equal to their value.

•	Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.

•	Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

•

Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Portfolio, in which the Portfolio invests, may invest substantially all or a significant portion of its assets in ETFs.

•	Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

-

Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Portfolio faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.

-

Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.

-	Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

-	Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

-	Non-investment grade debt risk: Non-investment grade debt obligations, known as “junk bonds,” have a higher risk of default and tend to be less liquid than higher-rated securities.

-	Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.

-

Extension risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Portfolio returns.

-

Prepayment risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Portfolio returns.

•	Retirement Portfolio risk:

•	The Portfolio is subject to the same risks as the underlying Variable Insurance Portfolios, Inc. (“IC Portfolios”) in which it invests.

•

The Retirement Portfolio is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Portfolio of the IC Portfolios will prove to be correct under all market and economic conditions. An investment in the Retirement Portfolio could decline in value, and you could lose money by investing in the Retirement Portfolio, even after the Target Retirement Date.

•	There is no guarantee that the Portfolio will provide adequate income at and through your retirement.

•

The Retirement Portfolio has assets allocated across equity and fixed income ICPortfolios, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Portfolio has assets allocated to the International Portfolio and is subject to the risks of investing in international securities.

•

The appropriate Retirement Portfolio should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income.

Performance/Annual Return. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding performance for a full calendar year is not available.

Updated performance information will be available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.

Portfolio Manager. The Portfolio will be managed by Joseph R. Gaffoglio, Executive Vice President of the Adviser, at its inception.

For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 82.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS	SUMMARY

2045 Retirement Portfolio	[ 2019]

Investment Objective. The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name (“Target Retirement Date”).

Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy and hold Portfolio shares. The expenses shown do not include Separate Account expenses which would increase costs if included. Other Expenses are estimated as the Portfolio had not commenced operations as of the date of this prospectus.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	4.22%
Acquired Portfolio Fees & Expenses	0.26%

Total Annual Portfolio Operating Expenses	4.53%
Expense Reimbursement*	(4.20)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.33%

*

The Adviser has contractually agreed beginning as of the inception of the Portfolio to reimburse the Portfolio’s expenses to the extent that the Total Annual Portfolio Operating Expenses exceed the Portfolio’s Acquired Portfolio Fees and Expenses plus 0.07% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation continues in effect until April 30, 2023, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next April 30.

Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years
$34	$107

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding portfolio turnover is not available.

Principal Investment Strategies. The Portfolio invests in shares of other series of the Investment Company (“IC Portfolios”) in proportions that are balanced to meet the objective of the Portfolio, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.

The 2045 Retirement Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2045. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Portfolio approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Portfolio will invest in fixed income IC Portfolios and the less it will invest in equity IC Portfolios. A Retirement Portfolio that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Portfolios.

As of the commencement of operations, the Portfolio’s intended asset allocation among the underlying portfolios is expected to be approximately as follows:

•	Equity Index Portfolio 35%

•	Mid-Cap Equity Index Portfolio 21%

•	Small Cap Equity Index Portfolio 1%

•	Small Cap Growth Portfolio 6%

•	Small Cap Value Portfolio 6%

•	International Portfolio 18%

•	Bond Portfolio 13%

The periodic reallocations of the assets of each Retirement Portfolio will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Portfolios, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.

Principal Investment Risks. An investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.

•

Underlying Portfolio risk: A Portfolio’s ability to achieve its investment objective will depend largely on the performance of the selected underlying portfolios. There can be no assurance that either the Portfolio or the underlying portfolios will achieve its investment objective. A Portfolio is subject to the same risks as the underlying portfolios in which it invests. Although the proportion changes over time to meet the Portfolio’s investment objective, currently the Portfolio has more equity risk than Fixed Income risk. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.

•	Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•	Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.

•

Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Portfolio to sell mid-cap stocks at a price equal to their value.

•	Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.

•	Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

•

Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Portfolio, in which the Portfolio invests, may invest substantially all or a significant portion of its assets in ETFs.

•	Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

-

Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Portfolio faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.

-

Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.

-	Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

-	Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

-	Non-investment grade debt risk: Non-investment grade debt obligations, known as “junk bonds,” have a higher risk of default and tend to be less liquid than higher-rated securities.

-	Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.

-

Extension risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Portfolio returns.

-

Prepayment risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Portfolio returns.

•	Retirement Portfolio risk:

•	The Portfolio is subject to the same risks as the underlying Variable Insurance Portfolios, Inc. (“IC Portfolios”) in which it invests.

•

The Retirement Portfolio is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Portfolio of the IC Portfolios will prove to be correct under all market and economic conditions. An investment in the Retirement Portfolio could decline in value, and you could lose money by investing in the Retirement Portfolio, even after the Target Retirement Date.

•	There is no guarantee that the Portfolio will provide adequate income at and through your retirement.

•

The Retirement Portfolio has assets allocated across equity and fixed income IC Portfolios, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Portfolio has assets allocated to the International Portfolio and is subject to the risks of investing in international securities.

•

The appropriate Retirement Portfolio should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income.

Performance/Annual Return. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding performance for a full calendar year is not available.

Updated performance information will be available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.

Portfolio Manager. The Portfolio will be managed by Joseph R. Gaffoglio, Executive Vice President of the Adviser, at its inception.

For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 82.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS	SUMMARY

2050 Retirement Portfolio	[ 2019]

Investment Objective. The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name (“Target Retirement Date”).

Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy and hold Portfolio shares. The expenses shown do not include Separate Account expenses which would increase costs if included. Other Expenses are estimated as the Portfolio had not commenced operations as of the date of this prospectus.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	3.35%
Acquired Portfolio Fees & Expenses	0.25%

Total Annual Portfolio Operating Expenses	3.65%
Expense Reimbursement*	(3.33)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.32%

*

The Adviser has contractually agreed beginning as of the inception of the Portfolio to reimburse the Portfolio’s expenses to the extent that the Total Annual Portfolio Operating Expenses exceed the Portfolio’s Acquired Portfolio Fees and Expenses plus 0.07% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation continues in effect until April 30, 2023, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next April 30.

Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years
$33	$103

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding portfolio turnover is not available.

Principal Investment Strategies. The Portfolio invests in shares of other series of the Investment Company (“IC Portfolios”) in proportions that are balanced to meet the objective of the Portfolio, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.

The 2050 Retirement Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2050. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Portfolio approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Portfolio will invest in fixed income IC Portfolios and the less it will invest in equity IC Portfolios. A Retirement Portfolio that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Portfolios.

As of the commencement of operations, the Portfolio’s intended asset allocation among the underlying portfolios is expected to be approximately as follows:

•	Equity Index Portfolio 34%

•	Mid-Cap Equity Index Portfolio 22%

•	Small Cap Equity Index Portfolio 2%

•	Small Cap Growth Portfolio 6%

•	Small Cap Value Portfolio 6%

•	International Portfolio 19%

•	Bond Portfolio 11%

The periodic reallocations of the assets of each Retirement Portfolio will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Portfolios, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.

Principal Investment Risks. An investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.

•

Underlying Portfolio risk: A Portfolio’s ability to achieve its investment objective will depend largely on the performance of the selected underlying portfolios. There can be no assurance that either the Portfolio or the underlying portfolios will achieve its investment objective. A Portfolio is subject to the same risks as the underlying portfolios in which it invests. Although the proportion changes over time to meet the Portfolio’s investment objective, currently the Portfolio has more equity risk than Fixed Income risk. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.

•	Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•	Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.

•

Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Portfolio to sell mid-cap stocks at a price equal to their value.

•	Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.

•	Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

•

Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Portfolio, in which the Portfolio invests, may invest substantially all or a significant portion of its assets in ETFs.

•	Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

-

Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Portfolio faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.

-

Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.

-	Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

-	Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

-	Non-investment grade debt risk: Non-investment grade debt obligations, known as “junk bonds,” have a higher risk of default and tend to be less liquid than higher-rated securities.

-	Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.

-

Extension risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Portfolio returns.

-

Prepayment risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Portfolio returns.

•	Retirement Portfolio risk:

•	The Portfolio is subject to the same risks as the underlying Variable Insurance Portfolios, Inc. (“IC Portfolios”) in which it invests.

•

The Retirement Portfolio is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Portfolio of the IC Portfolios will prove to be correct under all market and economic conditions. An investment in the Retirement Portfolio could decline in value, and you could lose money by investing in the Retirement Portfolio, even after the Target Retirement Date.

•	There is no guarantee that the Portfolio will provide adequate income at and through your retirement.

•

The Retirement Portfolio has assets allocated across equity and fixed income IC Portfolios, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Portfolio has assets allocated to the International Portfolio and is subject to the risks of investing in international securities.

•

The appropriate Retirement Portfolio should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income.

Performance/Annual Return. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding performance for a full calendar year is not available.

Updated performance information will be available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.

Portfolio Manager. The Portfolio will be is managed by Joseph R. Gaffoglio, Executive Vice President of the Adviser, at its inception.

For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 82.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS	SUMMARY

2055 Retirement Portfolio	[ 2019]

Investment Objective. The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name (“Target Retirement Date”).

Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy and hold Portfolio shares. The expenses shown do not include Separate Account expenses which would increase costs if included. Other Expenses are estimated as the Portfolio had not commenced operations as of the date of this prospectus.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	14.19%
Acquired Portfolio Fees & Expenses	0.26%

Total Annual Portfolio Operating Expenses	14.50%
Expense Reimbursement*	(14.13)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.37%

*

The Adviser has contractually agreed beginning as of the inception of the Portfolio to reimburse the Portfolio’s expenses to the extent that the Total Annual Portfolio Operating Expenses exceed the Portfolio’s Acquired Portfolio Fees and Expenses plus 0.11% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation continues in effect until April 30, 2023, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next April 30.

Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The Example reflects the expense reimbursement for the first year. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years
$38	$120

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding portfolio turnover is not available.

Principal Investment Strategies. The Portfolio invests in shares of other series of the Investment Company (“IC Portfolios”) in proportions that are balanced to meet the objective of the Portfolio, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.

The 2055 Retirement Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2055. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Portfolio approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Portfolio will invest in fixed income IC Portfolios and the less it will invest in equity IC Portfolios. A Retirement Portfolio that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Portfolios.

As of the commencement of operations, the Portfolio’s intended asset allocation among the underlying portfolios is expected to be approximately as follows:

•	Equity Index Portfolio 33%

•	Mid-Cap Equity Index Portfolio 22%

•	Small Cap Equity Index Portfolio 2%

•	Small Cap Growth Portfolio 7%

•	Small Cap Value Portfolio 7%

•	International Portfolio 20%

•	Bond Portfolio 9%

The periodic reallocations of the assets of each Retirement Portfolio will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Portfolios, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.

Principal Investment Risks. An investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.

•

Underlying Portfolio risk: A Portfolio’s ability to achieve its investment objective will depend largely on the performance of the selected underlying portfolios. There can be no assurance that either the Portfolio or the underlying portfolios will achieve its investment objective. A Portfolio is subject to the same risks as the underlying portfolios in which it invests. Although the proportion changes over time to meet the Portfolio’s investment objective, currently the Portfolio has more equity risk than Fixed Income risk. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•	Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.

•

Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Portfolio to sell mid-cap stocks at a price equal to their value.

•	Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.

•	Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

•

Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Portfolio, in which the Portfolio invests, may invest substantially all or a significant portion of its assets in ETFs.

•	Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

-

Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Portfolio faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.

-

Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.

-	Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

-	Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

-	Non-investment grade debt risk: Non-investment grade debt obligations, known as “junk bonds,” have a higher risk of default and tend to be less liquid than higher-rated securities.

-	Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.

-

Extension risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Portfolio returns.

-

Prepayment risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Portfolio returns.

•	Retirement Portfolio risk:

•	The Portfolio is subject to the same risks as the underlying Variable Insurance Portfolios, Inc. (“IC Portfolios”) in which it invests.

•

The Retirement Portfolio is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Portfolio of the IC Portfolios will prove to be correct under all market and economic conditions. An investment in the Retirement Portfolio could decline in value, and you could lose money by investing in the Retirement Portfolio, even after the Target Retirement Date.

•	There is no guarantee that the Portfolio will provide adequate income at and through your retirement.

•

The Retirement Portfolio has assets allocated across equity and fixed income ICPortfolios, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Portfolio has assets allocated to the International Portfolio and is subject to the risks of investing in international securities.

•

The appropriate Retirement Portfolio should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income.

Performance/Annual Return. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding performance for a full calendar year is not available.

Updated performance information will be available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.

Portfolio Manager. The Portfolio will be managed by Joseph R. Gaffoglio, Executive Vice President of the Adviser, at its inception.

For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 82.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS	SUMMARY

2060 Retirement Portfolio	[ 2019]

Investment Objective. The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name (“Target Retirement Date”).

Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy and hold Portfolio shares. The expenses shown do not include Separate Account expenses which would increase costs if included. Other Expenses are estimated as the Portfolio had not commenced operations as of the date of this prospectus.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	50.34%
Acquired Portfolio Fees & Expenses	0.27%

Total Annual Portfolio Operating Expenses	50.66%
Expense Reimbursement*	(50.34)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.32%

*

The Adviser has contractually agreed beginning as of the inception of the Portfolio to reimburse the Portfolio’s expenses to the extent that the Total Annual Portfolio Operating Expenses exceed the Portfolio’s Acquired Portfolio Fees and Expenses plus 0.05% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation continues in effect until April 30, 2023, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next April 30.

Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The Example reflects the expense reimbursement for the first year. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years
$33	$103

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding portfolio turnover is not available.

Principal Investment Strategies. The Portfolio invests in shares of other series of the Investment Company (“IC Portfolios”) in proportions that are balanced to meet the objective of the Portfolio, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.

The 2060 Retirement Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2060. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Portfolio approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Portfolio will invest in fixed income IC Portfolios and the less it will invest in equity IC Portfolios. A Retirement Portfolio that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Portfolios.

As of the commencement of operations, the Portfolio’s intended asset allocation among the underlying portfolios is expected to be approximately as follows:

•	Equity Index Portfolio 32%

•	Mid-Cap Equity Index Portfolio 23%

•	Small Cap Equity Index Portfolio 2%

•	Small Cap Growth Portfolio 8%

•	Small Cap Value Portfolio 8%

•	International Portfolio 20%

•	Bond Portfolio 7%

The periodic reallocations of the assets of each Retirement Portfolio will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Portfolios, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.

Principal Investment Risks. An investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.

•

Underlying Portfolio risk: A Portfolio’s ability to achieve its investment objective will depend largely on the performance of the selected underlying portfolios. There can be no assurance that either the Portfolio or the underlying portfolios will achieve its investment objective. A Portfolio is subject to the same risks as the underlying portfolios in which it invests. Although the proportion changes over time to meet the Portfolio’s investment objective, currently the Portfolio has more equity risk than Fixed Income risk. These risks include Company, Market, Small-Cap, Mid-Cap, Value Stock, Growth Stock and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.

•

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•	Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.

•

Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Portfolio to sell mid-cap stocks at a price equal to their value.

•	Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.

•	Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

•

Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Portfolio, in which the Portfolio invests, may invest substantially all or a significant portion of its assets in ETFs.

•	Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

-

Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Portfolio faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.

-

Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.

-	Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

-	Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

-	Non-investment grade debt risk: Non-investment grade debt obligations, known as “junk bonds,” have a higher risk of default and tend to be less liquid than higher-rated securities.

-	Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.

-

Extension risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Portfolio returns.

-

Prepayment risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Portfolio returns.

•	Retirement Portfolio risk:

•	The Portfolio is subject to the same risks as the underlying Variable Insurance Portfolios, Inc. (“IC Portfolios”) in which it invests.

•

The Retirement Portfolio is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Portfolio of the IC Portfolios will prove to be correct under all market and economic conditions. An investment in the Retirement Portfolio could decline in value, and you could lose money by investing in the Retirement Portfolio, even after the Target Retirement Date.

•	There is no guarantee that the Portfolio will provide adequate income at and through your retirement.

•

The Retirement Portfolio has assets allocated across equity and fixed income IC Portfolios, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Portfolio has assets allocated to the International Portfolio and is subject to the risks of investing in international securities.

•

The appropriate Retirement Portfolio should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income.

Performance/Annual Return.

Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding performance for a full calendar year is not available.

Updated performance information will be available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.

Portfolio Manager. The Portfolio will be managed by Joseph R. Gaffoglio, Executive Vice President of the Adviser, at its inception.

For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 82.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS	SUMMARY

Conservative Allocation Portfolio	[ 2019]

Investment Objective. The Portfolio seeks current income and, to a lesser extent, capital appreciation.

Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy and hold Portfolio shares. The expenses shown do not include Separate Account expenses which would increase costs if included. Other Expenses are estimated as the Portfolio had not commenced operations as of the date of this prospectus.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.00%
Other Expenses	1.15%
Acquired Portfolio Fees & Expenses	0.34%

Total Annual Portfolio Operating Expenses	1.49%
Expense Reimbursement*	(1.13)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.36%

*

The Adviser has contractually agreed beginning as of the inception of the Portfolio to reimburse the Portfolio’s expenses to the extent that the Total Annual Portfolio Operating Expenses exceed the Portfolio’s Acquired Portfolio Fees and Expenses plus 0.02% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation continues in effect until April 30, 2023, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next April 30.

Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years
$37	$116

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding portfolio turnover is not available.

Principal Investment Strategies. The Portfolio invests the majority of its assets in fixed income shares of other Portfolios of the Investment Company (“IC Portfolios”) and also invests in equity IC Portfolios.

•	The Portfolio’s target allocation currently is approximately 65% of net assets in fixed income IC Portfolios and approximately 35% of net assets in equity IC Portfolios.

•	The Portfolio seeks to maintain approximately 30% of its net assets in the Bond Portfolio and approximately 35% of its net assets in the Mid-Term Bond Portfolio.

•

The Portfolio seeks to maintain approximately 25% of its net assets in the Equity Index Portfolio, approximately 5% of its net assets in the Mid Cap Equity Index Portfolio and approximately 5% of its net assets in the International Portfolio.

Principal Investment Risks. An investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.

•

Underlying Portfolio risk: A Portfolio’s ability to achieve its investment objective will depend largely on the performance of the selected underlying portfolios. There can be no assurance that either the Portfolio or the underlying portfolios will achieve its investment objective. A Portfolio is subject to the same risks as the underlying portfolios in which it invests. The Portfolio generally invests 65% of its assets in fixed income IC Portfolios and 35% of its assets in equity IC Portfolios; therefore the Portfolio is primarily subject to Fixed Income risk, which is described below and in more detail in the “Principal Risks” section of the prospectus.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.

•

Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.

•

Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Portfolio may lose value if it sells zero coupon securities prior to their maturity date.

•	Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

-

Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Portfolio faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.

-

Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.

-	Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

-	Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

-	Non-investment grade debt risk: Non-investment grade debt obligations, known as “junk bonds,” have a higher risk of default and tend to be less liquid than higher-rated securities.

-	Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.

-

Extension risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Portfolio returns.

-

Prepayment risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Portfolio returns.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

•

Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.

•

Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Portfolio to sell mid-cap stocks at a price equal to their value.

•

Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Portfolio, in which the Portfolio invests, may invest substantially all or a significant portion of its assets in ETFs.

•	Allocation Portfolio risk:

•	The value of your investment will go up or down depending on movements in the asset classes (stocks, bonds, money market instruments) in which the Portfolio invests.

•	Performance of some asset classes may offset performance of others, such as stocks and bonds.

•	Because the Allocation Portfolio holds both stocks and bonds, the Portfolio’s performance may be lower than that of equity funds or fixed income funds as the performance of stocks and bonds fluctuate.

Performance/Annual Return. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding performance for a full calendar year is not available.

Updated performance information will be available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.

Portfolio Manager. The Portfolio will be managed by Joseph R. Gaffoglio, Executive Vice President of the Adviser, at its inception.

For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 82.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS	SUMMARY

Moderate Allocation Portfolio	[ 2019]

Investment Objective. The Portfolio seeks capital appreciation and current income.

Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy and hold Portfolio shares. The expenses shown do not include Separate Account expenses which would increase costs if included. Other Expenses are estimated as the Portfolio had not commenced operations as of the date of this prospectus.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.00%
Other Expenses	0.63%
Acquired Portfolio Fees & Expenses	0.26%

Total Annual Portfolio Operating Expenses	0.89%
Expense Reimbursement*	(0.61)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.28%

*

The Adviser has contractually agreed beginning as of the inception of the Portfolio to reimburse the Portfolio’s expenses to the extent that the Total Annual Portfolio Operating Expenses exceed the Portfolio’s Acquired Portfolio Fees and Expenses plus 0.02% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation continues in effect until April 30, 2023, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next April 30.

Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years
$29	$90

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding portfolio turnover is not available.

Principal Investment Strategies. The Portfolio invests both in equity and fixed income shares of other Portfolios of the Investment Company (“IC Portfolios”).

•	The Portfolio’s target allocation currently is approximately 60% of net assets in equity IC Portfolios and approximately 40% of net assets in fixed income IC Portfolios.

•

The Portfolio seeks to maintain approximately 35% of its net assets in the Equity Index Portfolio, approximately 15% of its net assets in the Mid-Cap Equity Index Portfolio and approximately 10% of its net assets in the International Portfolio.

•	The Portfolio seeks to maintain approximately 25% of its net assets in the Bond Portfolio and approximately 15% of its net assets in the Mid-Term Bond Portfolio.

Principal Investment Risks. An investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.

•

Underlying Portfolio risk: A Portfolio’s ability to achieve its investment objective will depend largely on the performance of the selected underlying portfolios. There can be no assurance that either the Portfolio or the underlying portfolios will achieve its investment objective. A Portfolio is subject to the same risks as the underlying portfolios in which it invests. The Portfolio generally invests 60% of its assets in equity IC Portfolios and 40% of its assets in fixed income IC Portfolios; therefore the Portfolio is subject to both equity and fixed income risk. These risks include Market, Large Cap, Mid-Cap, Stock, Fixed Income and Foreign Investment risks, which are described in more detail in the “Principal Risks” section of the prospectus.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

•

Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.

•

Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Portfolio to sell mid-cap stocks at a price equal to their value.

•

Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Portfolio, in which the Portfolio invests, may invest substantially all or a significant portion of its assets in ETFs.

•

Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.

•

Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Portfolio may lose value if it sells zero coupon securities prior to their maturity date.

•	Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

-

Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Portfolio faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.

-

Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.

-	Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

-	Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

-	Non-investment grade debt risk: Non-investment grade debt obligations, known as “junk bonds,” have a higher risk of default and tend to be less liquid than higher-rated securities.

-	Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.

-

Extension risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Portfolio returns.

-

Prepayment risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Portfolio returns.

•	Allocation Portfolio risk:

•	The value of your investment will go up or down depending on movements in the asset classes (stocks, bonds, money market instruments) in which the Portfolio invests.

•	Performance of some asset classes may offset performance of others, such as stocks and bonds.

•	Because the Allocation Portfolio holds both stocks and bonds, the Portfolio’s performance may be lower than that of equity funds or fixed income funds as the performance of stocks and bonds fluctuate.

Performance/Annual Return. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding performance for a full calendar year is not available.

Updated performance information will be available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.

Portfolio Manager. The Portfolio will be managed by Joseph R. Gaffoglio, Executive Vice President of the Adviser, at its inception.

For important information about “Purchase and Sale of Portfolio Shares” and “Tax Information,” please turn to the corresponding section heading in the Aggressive Allocation Portfolio’s summary section on page 82.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS	SUMMARY

Aggressive Allocation Portfolio	[ 2019]

Investment Objective. The Portfolio seeks capital appreciation and, to a lesser extent, current income.

Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy and hold Portfolio shares. The expenses shown do not include Separate Account expenses which would increase costs if included. Other Expenses are estimated as the Portfolio had not commenced operations as of the date of this prospectus.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.00%
Other Expenses	1.53%
Acquired Portfolio Fees & Expenses	0.27%

Total Annual Portfolio Operating Expenses	1.80%
Expense Reimbursement*	(1.51)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.29%

*

The Adviser has contractually agreed beginning as of the inception of the Portfolio to reimburse the Portfolio’s expenses to the extent that the Total Annual Portfolio Operating Expenses exceed the Portfolio’s Acquired Portfolio Fees and Expenses plus 0.02% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation continues in effect until April 30, 2023, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next April 30.

Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:

1 Year	3 Years
$30	$94

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding portfolio turnover is not available.

Principal Investment Strategies. The Portfolio invests primarily in equity shares of other Portfolios of the Investment Company (“IC Portfolios”) and also in fixed income IC Portfolios.

•	The Portfolio’s target allocation currently is approximately 80% of net assets in equity IC Portfolios and approximately 20% of net assets in fixed income IC Portfolios.

•

The Portfolio seeks to maintain approximately 35% of its net assets in the Equity Index Portfolio, approximately 20% of its net assets in the Mid-Cap Equity Index Portfolio, approximately 15% of its net assets in the International Portfolio, approximately 5% of its net assets in the Small Cap Growth Portfolio and approximately 5% of its net assets in the Small Cap Value Portfolio.

•	The Portfolio seeks to maintain approximately 20% of its net assets in the Bond Portfolio.

Principal Investment Risks. An investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.

•	General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.

•

Underlying Portfolio risk: A Portfolio’s ability to achieve its investment objective will depend largely on the performance of the selected underlying portfolios. There can be no assurance that either the Portfolio or the underlying portfolios will achieve its investment objective. A Portfolio is subject to the same risks as the underlying portfolios in which it invests. The Portfolio generally invests 80% of its assets in equity IC Portfolios and 20% of its assets in fixed income IC Portfolios; therefore the Portfolio is primarily subject to equity risk. These risks include Market, Small-Cap, Mid-Cap, Large Cap, Stock and Fixed Income risks, which are described in more detail in the “Principal Risks” section of the prospectus.

•

Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.

•

Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•

Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

•

Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.

•

Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Portfolio to sell mid-cap stocks at a price equal to their value.

•

Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations. It may be more difficult for the Portfolio to sell a small capitalization stock or any stock that trades “over-the-counter,” than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

•

Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Portfolio, in which the Portfolio invests, may invest substantially all or a significant portion of its assets in ETFs.

•	Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.

-

Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Portfolio faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.

-

Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.

-	Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

-	Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.

-	Non-investment grade debt risk: Non-investment grade debt obligations, known as “junk bonds,” have a higher risk of default and tend to be less liquid than higher-rated securities.

-	Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.

-

Extension risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Portfolio returns.

-

Prepayment risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Portfolio returns.

•	Allocation Portfolio risk:

•	The value of your investment will go up or down depending on movements in the asset classes (stocks, bonds, money market instruments) in which the Portfolio invests.

•	Performance of some asset classes may offset performance of others, such as stocks and bonds.

•	Because the Allocation Portfolio holds both stocks and bonds, the Portfolio’s performance may be lower than that of equity funds or fixed income funds as the performance of stocks and bonds fluctuate.

Performance/Annual Return. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding performance for a full calendar year is not available.

Updated performance information will be available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.

Portfolio Manager. The Portfolio will be managed by Joseph R. Gaffoglio, Executive Vice President of the Adviser, at its inception.

Purchase and Sale of Portfolio Shares. There is no minimum initial or subsequent investment purchase requirement. The Portfolio shares may be redeemed or exchanged on any business day either by calling 1-800-468-3785, or by written request to a shareholder’s Mutual of America Regional Office, which can be found on www.mutualofamerica.com.

Tax Information. The Portfolios sell their shares to the Separate Accounts and do not offer them for sale to the general public. Since the only shareholders of the Portfolios are the Separate Accounts and each investor receives a Separate Account prospectus, no discussion is included as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of contracts or policies under a Separate Account accessing this Portfolio, see the prospectus for your contract or policy.

ADDITIONAL INFORMATION ON PORTFOLIO OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL INVESTMENT RISKS

The Portfolios sell their shares to the Separate Accounts and do not offer them for sale to the general public. Each Portfolio has its own investment objective and tries to achieve that objective with certain investment strategies. The Portfolios’ different investment strategies will affect the return and the risks of investing in each Portfolio. Each Portfolio’s investment objective is non-fundamental which means that it may be changed by the Investment Company’s Board of Directors without shareholder approval. Shareholders will be given written notice of any change to a Portfolio’s investment objective.

Certain Portfolios have a policy to invest at least 80% of their total assets in the type of securities suggested by the Portfolio’s name (as described below). These Portfolios may not change such policy without providing shareholders at least 60 days’ prior written notice.

Below is additional information regarding each Portfolio’s investment objective, principal investment strategies, and the principal risks of investing in each Portfolio.

For all actively managed equity portfolios, the Adviser uses a bottom-up approach, combining fundamental company research and a proprietary quantitative research model, with stock selection as the primary focus. The Portfolios maintain diversification that is generally sector neutral, and monitor risk exposure on an ongoing basis. A Portfolio may, from time to time, take temporary defensive positions that are inconsistent with the Portfolio’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, which may cause the Portfolio to not achieve its investment objective.

Market Capitalization

Market capitalization refers to the aggregate market value of the equity securities that a company has issued. With respect to the Equity Index Portfolio, Mid-Cap Equity Index Portfolio and Small Cap Equity Index Portfolio, and the policies of the Mid Cap Value Portfolio, Small Cap Value Portfolio and Small Cap Growth Portfolio to invest at least 80% of their total assets in the type of securities suggested by each Portfolio’s name, each Portfolio relies on the market capitalization ranges in its benchmark index at the time of purchase to define the range of market cap securities in which it will invest. Generally, at the present time companies are considered to be large-cap if they have market capitalizations in excess of $30 billion; mid-cap if they have market capitalizations of between $5.0 billion and $30 billion; and small-cap if they have market capitalizations of less than $5.0 billion. The market capitalization ranges of companies included in each Index will vary from time to time, and the market capitalization ranges of companies that are generally considered to be large-cap, mid-cap and small-cap will also vary from time to time depending on capitalization levels in the market. At December 31, 2018, the S&P 500® Index included companies with market capitalizations from $2.9 billion up to $780.1 billion; the S&P MidCap 400® Index included mid-cap companies with market capitalizations from $1.0 billion to $11.9 billion; and the S&P SmallCap 600® Index included small-cap companies with market capitalizations from $28 million to $4.2 billion. The Equity Index Portfolio invests primarily in large-cap companies; the Mid Cap Value Portfolio and Mid-Cap Equity Index Portfolio invest primarily in mid-cap companies; and the Small Cap Growth Portfolio, Small Cap Value Portfolio and Small Cap Equity Index Portfolio invest primarily in small-cap companies. The All America Portfolio invests in large-cap, mid-cap and small-cap companies.

Descriptions of Portfolio Indices

The Standard & Poor’s 500® Index is designed to measure the performance of 500 top companies in the leading industries of the U.S. economy, and is meant to reflect the risk and return characteristics of the large cap universe.

The Standard & Poor’s MidCap 400® Index is designed to measure the performance of 400 mid-sized companies in the U.S., reflecting this market segment’s distinctive risk and return characteristics.

The Standard & Poor’s SmallCap 600® Index is designed to measure the performance of 600 small-sized companies in the U.S., reflecting this market segment’s distinctive risk and return characteristics.

The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000® is a market capitalization-weighted index of common stock prices of the smallest 2000 companies in the Russell 3000 (a broad index representing approximately 98% of the entire U.S. stock market).

The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell Midcap® Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. The Index selects from the bottom 80% of the Russell 1000® Index, screening on value factors. The Russell 1000® Index is a stock market index that represents the 1,000 largest stocks in the Russell 3000® Index. The Russell 1000® Index comprises over 90% of the total market capitalization of all listed U.S. stocks.

The MSCI EAFE Index is the Morgan Stanley Europe, Australasia and the Far East Index, an unmanaged, market-value weighted index designed to measure the overall condition of overseas equities markets.

The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

The Bloomberg Barclays U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

The Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade credit sector of the United States bond market and the total United States Treasury market as defined by the Bloomberg Barclays Capital Intermediate U.S. Government/Credit Bond Index.

“Standard & Poor’s®,” “S&P®,” the “S&P 500® Index”, the “S&P MidCap 400® Index” and “S&P SmallCap 600® Index” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Mutual of America Capital Management LLC (the “Adviser”). Standard & Poor’s does not sponsor, endorse, sell or promote the Equity Index Portfolio, All America Portfolio, Small Cap Equity Index Portfolio or Mid-Cap Equity Index Portfolio. Standard & Poor’s has no obligation or liability for the sale or operation of the Equity Index Portfolio, All America Portfolio, Small Cap Equity Index Portfolio or Mid-Cap Equity Index Portfolio and makes no representation as to the advisability of investing in the Portfolios.

“Russell Midcap®”, “Russell 2000®,” “Russell 2000 Growth® Index”, “Russell 2000 Value® Index”, and “Russell 1000® Index” are registered trademarks of the Frank Russell Company.

MSCI EAFE Index is a service mark of MSCI. MSCI does not sponsor, endorse, sell or promote iShares Funds which are based on the MSCI EAFE Index and MSCI makes no representations regarding the advisability of investing in shares of such funds.

Equity Index Portfolio

Principal Objective. The Portfolio seeks investment results that correspond to the investment performance of the Standard & Poor’s 500® Composite Stock Index (the “S&P 500® Index”).

Principal Investment Strategy. The Portfolio invests primarily in the 500 common stocks included in the S&P 500® Index to replicate, to the extent practicable, the weightings of such stocks in the Index.

•	Under normal circumstances, at least 80% of the Portfolio’s total assets are invested in securities included in the S&P 500® Index.

•

Securities in the S&P 500® Index generally are issued by large cap companies and are included based on industry weightings and the issuers’ leading positions in those industries. See “Market Capitalization” on page 83.

The Portfolio attempts to be fully invested at all times. The Adviser uses a computer program and other information to determine which stocks are to be purchased or sold to more closely follow the S&P 500® Index. From time to time, the Portfolio makes adjustments in its portfolio (rebalances) because of changes in the composition of the S&P 500® Index or in the valuations of the stocks within the Index relative to other stocks within the Index.

The Portfolio’s investment performance may not precisely duplicate the performance of the S&P 500® Index, due to cash flows in and out of the Portfolio and investment timing considerations. The Portfolio also pays investment advisory expenses that are not applicable to an unmanaged index such as the S&P 500® Index.

Principal Investment Risks. An investment in the Portfolio is subject to General risk, Company risk, Market risk, Concentration risk, Index risk, Tracking Error risk, Passive Investment risk, Large Cap risk and Stock risk. See “Principal Risks” on page 97 for specific information regarding these risks.

All America Portfolio

Principal Objective. The Portfolio seeks to outperform the S&P 500® Index by investing in a diversified portfolio of primarily common stocks.

Principal Investment Strategy. A portion of the Portfolio’s total assets is indexed and a portion is actively managed.

•

Indexed Assets. Approximately 60% of the Portfolio’s total assets are invested in the 500 common stocks included in the S&P 500® Index to replicate, to the extent practicable, the weightings of such stocks in the Index with respect to that 60% of the Portfolio’s total assets. This portion of the All America Portfolio is called the “Indexed Assets.”

•

Active Assets. The Portfolio invests approximately 40% of the Portfolio’s total assets to seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks. The Adviser actively manages this portion of the All America Portfolio. Approximately 20% of the total assets are invested in large and mid-cap growth and value stocks, approximately 10% of the Portfolio’s assets are invested in small-cap growth stocks and approximately 10% of the Portfolio’s total assets are invested in small-cap value stocks. See “Market Capitalization” on page 83.

•	Under normal circumstances, the issuers of at least 80% of the Portfolio’s total assets are invested in securities of companies that are listed or principally traded on a United States stock exchange.

The Adviser periodically rebalances assets in the All America Portfolio to retain the approximate 60%/40% relationship between Indexed Assets and Active Assets, based on then current market values.

Small, Mid- and Large Capitalization Value Stocks. The Adviser generally invests in stocks that it considers undervalued and with the potential for above average investment returns. The Adviser identifies such securities primarily through consideration of actual, expected earnings and cash flow, seeking securities that it believes have a depressed valuation compared to their previous valuations or compared to a universe of peer companies. Stocks issued by companies with large market capitalizations generally will have lower than average price volatility and low price/earnings ratios, and generally will have below market debt levels and current yield greater than the average of the S&P 500®.

Small, Mid-and Large Capitalization Growth Stocks. The Adviser invests in stocks that it considers to be fundamentally sound with the potential for above average earnings growth and long-term capital appreciation, based on bottom-up fundamental company research, including analysis of business models, financial statements, and potential for long-term growth in sales and cash flow.

Principal Investment Risks. An investment in the Portfolio is subject to General risk, Active Management risk, Company risk, Market risk, Index risk, Passive Investment risk, Growth Stock risk, Value Stock risk, Large Cap risk, Mid-Cap risk, Small-Cap risk and Stock risk. See “Principal Risks” on page 97 for specific information regarding these risks.

Small Cap Value Portfolio

Principal Objective. The Portfolio seeks capital appreciation.

Principal Investment Strategy. The Portfolio invests primarily in value stocks issued by companies with small sized market capitalizations that the Adviser believes to be undervalued in the marketplace in relation to factors such as the company’s assets, earnings or growth potential. See “Market Capitalization” on page 83.

•	Under normal circumstances, at least 80% of the Portfolio’s total assets are invested in small-cap value stocks and at least 85% of the Portfolio’s total assets will be invested in equity securities.

The Adviser identifies small cap stocks that are not widely followed by Wall Street investors, trade at a discount to their peers and have the potential to unlock value. The Adviser uses a “bottom-up” approach in selecting securities for the Portfolio, which means that the Adviser places primary emphasis on the evaluation of an issuer of securities before purchasing those securities for the Portfolio, and less emphasis on possible changes in the general economy or the industry in which the issuer operates. The Adviser continually reviews the universe of companies with small market capitalizations to identify securities with value characteristics that meets its requirements. In evaluating an individual security, the Adviser determines the security’s valuation relative to other securities in the same sector or industry.

Principal Investment Risks. An investment in the Portfolio is subject to General risk, Active Management risk, Company risk, Market risk, Concentration risk, Small-Cap risk, Value Stock risk, Financial Industry risk and Stock risk. See “Principal Risks” on page 97 for specific information regarding these risks.

Small Cap Growth Portfolio

Principal Objective. The Portfolio seeks capital appreciation.

Principal Investment Strategy. The Portfolio invests primarily in growth stocks issued by companies with small sized market capitalizations that the Adviser believes to possess above-average growth potential. See “Market Capitalization” on page 83.

•	Under normal circumstances, at least 80% of the Portfolio’s total assets are invested in small-cap growth stocks and at least 85% of the Portfolio’s total assets will be invested in equity securities.

The Adviser identifies companies with clearly articulated growth strategies and compelling business models. The Adviser focuses on a company’s growth prospects, industry position and management team. Additionally, the Adviser seeks to identify improving fundamental trends. The Adviser uses a “bottom-up” approach in selecting securities for the Portfolio, which means that the Adviser places primary emphasis on the evaluation of an issuer of securities before purchasing those securities for the Portfolio, and less emphasis on possible changes in the general economy or the industry in which the issuer operates. The Adviser continually reviews the universe of companies with small market capitalizations to identify securities with growth characteristics that meets its requirements. In evaluating an individual security, the Adviser determines the security’s valuation relative to other securities in the same sector or industry.

Principal Investment Risks. An investment in the Portfolio is subject to General risk, Active Management risk, Company risk, Market risk, Concentration risk, Small-Cap risk, Growth stock risk, Health Care Industry risk, Technology risk and Stock risk. See “Principal Risks” on page 97 for specific information regarding these risks.

Small Cap Equity Index Portfolio

Principal Objective. The Portfolio seeks investment results that correspond to the investment performance of the S&P SmallCap 600® Index.

Principal Investment Strategy. The Portfolio invests primarily in the 600 common stocks included in the S&P SmallCap 600® Index to replicate, to the extent practicable, the weightings of such stocks in the Index.

•	Under normal circumstances, at least 80% of the Portfolio’s total assets are invested in securities included in the S&P SmallCap 600® Index.

•	Securities in the S&P SmallCap 600® Index are generally issued by small cap companies. See “Market Capitalization” on page 83.

The Portfolio attempts to be fully invested at all times. The Adviser uses a computer program and other information to determine which stocks are to be purchased or sold to more closely follow the S&P SmallCap 600® Index. From time to time, the Portfolio makes adjustments in its portfolio (rebalances) because of changes in the composition of the S&P SmallCap 600® Index or in the valuations of the stocks within the Index relative to other stocks within the Index.

There is a risk that the Portfolio’s investment performance may not precisely duplicate the performance of the S&P SmallCap 600® Index, due to cash flows in and out of the Portfolio and investment timing considerations. The Portfolio also pays investment advisory expenses that are not applicable to an unmanaged index such as the S&P SmallCap 600® Index.

Principal Investment Risks. An investment in the Portfolio is subject to General risk, Company risk, Market risk, Concentration risk, Index risk, Tracking Error risk, Passive Investment risk, Small-Cap risk and Stock risk. See “Principal Risks” on page 97 for specific information regarding these risks.

Mid Cap Value Portfolio

Principal Objective. The Portfolio seeks capital appreciation and, to a lesser extent, current income.

Principal Investment Strategy. The Portfolio invests primarily in value stocks issued by companies with mid-sized market capitalizations that the Adviser believes to be undervalued in the marketplace in relation to factors such as the company’s assets, earnings or growth potential. See “Market Capitalization” on page 83.

•	Under normal circumstances, at least 80% of the Portfolio’s total assets are invested in mid cap value stocks and at least 85% of the Portfolio’s total assets will be invested in equity securities.

The Adviser focuses on high-quality mid-sized companies that exhibit improving fundamentals. The Adviser also seeks to identify a unique industry position with sustainable business models and experienced management teams. The Adviser uses a “bottom-up” approach in selecting securities for the Portfolio, which means that the Adviser places primary emphasis on the evaluation of an issuer of securities before purchasing those securities for the Portfolio, and less emphasis on possible changes in the general economy or the industry in which the issuer operates. The Adviser continually reviews the universe of companies with mid-sized market capitalizations to identify securities with value characteristics that meets its requirements. In evaluating an individual security, the Adviser determines the security’s valuation relative to other securities in the same sector or industry.

Principal Investment Risks. An investment in the Portfolio is subject to General risk, Active Management risk, Company risk, Market risk, Concentration risk, Mid-Cap risk, Value Stock risk and Stock risk. See “Principal Risks” on page 97 for specific information regarding these risks.

Mid-Cap Equity Index Portfolio

Principal Objective. The Portfolio seeks investment results that correspond to the investment performance of the S&P MidCap 400® Index.

Principal Investment Strategy. The Portfolio invests primarily in the 400 common stocks included in the S&P MidCap 400® Index to replicate, to the extent practicable, the weightings of such stocks in the Index.

•	Under normal circumstances, at least 80% of the Portfolio’s total assets are invested in securities included in the S&P MidCap 400® Index.

•	Securities in the S&P MidCap 400® Index are generally issued by mid cap companies. See “Market Capitalization” on page 83.

The Portfolio attempts to be fully invested at all times. The Adviser uses a computer program and other information to determine which stocks are to be purchased or sold to more closely follow the S&P MidCap 400® Index. From time to time, the Portfolio makes adjustments in its portfolio (rebalances) because of changes in the composition of the S&P MidCap 400® Index or in the valuations of the stocks within the Index relative to other stocks within the Index.

There is a risk that the Portfolio’s investment performance may not precisely duplicate the performance of the S&P MidCap 400® Index, due to cash flows in and out of the Portfolio and investment timing considerations. The Portfolio also pays investment advisory expenses that are not applicable to an unmanaged index such as the S&P MidCap 400® Index.

Principal Investment Risks. An investment in the Portfolio is subject to General risk, Company risk, Market risk, Concentration risk, Index risk, Tracking Error risk, Passive Investment risk, Mid-Cap risk and Stock risk. See “Principal Risks” on page 97 for specific information regarding these risks.

International Portfolio

Principal Objective. The Portfolio seeks capital appreciation.

Principal Investment Strategy. Under normal circumstances, at least 80% of the Portfolio’s total assets will be invested, directly or indirectly, in stocks of large and mid-cap companies in developed market countries located outside the United States and Canada represented in the Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East Index (the “MSCI EAFE Index”) through the purchase of such stocks, to replicate, to the extent practicable, the weighting of such stocks in the Index, and/or through the purchase of exchange traded funds designed to track the MSCI EAFE Index. The Portfolio also invests in exchange traded funds that own emerging market securities

The International Portfolio will invest substantially all of its assets in the iShares® MSCI EAFE Fund, other iShares Funds, and Vanguard exchange traded funds. iShares® is a registered trademark of BlackRock, Inc. (“BlackRock”). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in the International Portfolio The Vanguard Group, Inc. is the investment adviser of the Vanguard exchange traded funds and does not make any representation regarding the advisability of investing in the International Portfolio.

The SEC has issued exemptive orders to certain of the ETFs in which the International Portfolio invests (iShares Trust, iShares, Inc., and Vanguard Trusts), to permit investment companies (such as the International Portfolio) to invest in such ETFs beyond the general limitations in the Investment Company Act of 1940 (“the 1940 Act”) on the amount of other investment company shares that can be acquired by a Portfolio. As required by these exemptive orders, the International Portfolio has entered into participation agreements with the iShares Trust and the Vanguard Trusts and has adopted certain policies and has received Board approvals. The conditions included in the exemptive order must be fulfilled to allow the International Portfolio to continue to invest in the underlying ETFs to the extent it currently does, and any failure by the International Portfolio or the ETFs to meet those conditions, or the revocation of the respective exemptive orders, could materially impact the management of the International Portfolio and prevent the Portfolio from allocating its investments in the manner that the Adviser considers optimal. To the extent other ETFs obtain similar exemptive relief from the SEC, the Fund may seek to qualify to invest in such other ETFs in excess of the limits set forth in the 1940 Act.

The Adviser will waive fees otherwise payable to it by the Portfolio in an amount at least equal to any compensation (including fees received pursuant to any plan adopted by an underlying ETF under rule 12b-1 under the 1940 Act) received from an underlying ETF by the Adviser, or an affiliated person of the Adviser, in connection with the investment by the Portfolio in the underlying ETF. With respect to registered separate accounts that invest in the Portfolio, no sales load will be charged at the Portfolio level or at the underlying ETF level. Other sales charges and service fees, as defined in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”), if any, will only be charged at the Portfolio level or at the underlying ETF level, but not both. With respect to other investments in the Portfolio, any sales charges and/or service fees charged with respect to shares of the Portfolio will not exceed the limits applicable to funds of funds set forth in Rule 2830 of the Conduct Rules of FINRA.

Principal Investment Risks. An investment in the Portfolio is subject to General risk, Active Management risk, Company risk, Market risk, Stock risk, Foreign Investment risk, Emerging Markets risk, Eurozone Investment risk and ETF risk. See “Principal Risks” on page 97 for specific information regarding these risks.

Money Market Portfolio

Principal Objective. The Portfolio seeks current income to the extent consistent with maintenance of liquidity, investment quality and stability of capital.

Principal Investment Strategy. The Portfolio invests in money market instruments that meet certain requirements.

In selecting specific investments for the Portfolio, the Adviser seeks securities or instruments with the highest yield or income that meet the following requirements.

•

The Portfolio invests only in money market instruments and other short-term debt securities including commercial paper issued by U.S. corporations, Treasury securities issued by the U.S. Government and discount notes issued by U.S. Government agencies. At December 31, 2018, the Portfolio was approximately 22% invested in U.S. Treasury Bills, 17% invested in U.S. Government agency notes and 61% invested in commercial paper.

•

The Portfolio will purchase only securities with a remaining maturity of 397 calendar days or less that the Money Market Portfolio’s Board of Directors determines present minimal credit risks to the Portfolio.

•	The dollar-weighted average portfolio maturity of the Portfolio’s securities must be 60 days or less.

•	The Portfolio will not invest more than 5% of its total assets in the securities of any one issuer, other than U.S. Government or agency securities.

The value of the shares fluctuates because the Portfolio does not maintain a stable net asset value. At the time an investor sells the Portfolio, the shares may be worth more or less than the value of the shares at the time the investor paid for the shares.

The Portfolio uses the amortized cost method of valuing securities that have a remaining term to maturity of 60 days or less. Because the Portfolio uses market value for securities that mature in more than 60 days, the Portfolio does not invest more than 20% of its assets in these securities, to limit the possibility of a decline in the Portfolio’s net asset value.

Although the Portfolio seeks current income and preservation of principal, within its guidelines, low market interest rates can result in risk to both of these objectives, particularly after fees and expenses of the Investment Company, its Adviser and distributor are taken into account. It is possible to lose money invested in this Portfolio.

Principal Investment Risks. An investment in the Portfolio is subject to General risk, Market risk, Money Market risk, U.S. Government Securities Risk, Interest Rate risk and Management risk.

Mid-Term Bond Portfolio

Principal Objective. The Portfolio seeks current income, with preservation of shareholders’ capital a secondary objective.

Principal Investment Strategy. The Portfolio invests primarily in publicly-traded, investment-grade debt securities. The Portfolio invests in corporate, U.S. Government securities and U.S. Government agency securities, such as bonds, notes, debentures, zero coupon securities, asset-backed securities, and mortgage-backed securities with ratings that range from AAA to BBB at the time of purchase.

•	The Portfolio’s securities holdings will have an average maturity of three to seven years.

•

Under normal circumstances, at least 80% of the Portfolio’s total assets are invested in investment-grade debt obligations issued by United States corporations or by the U.S. Government or its agencies.

•

The Portfolio may have a significant portion of its assets invested in a particular type of debt security, such as U.S. Government agency securities, zero coupon securities or bonds rated BBB or higher.

•

Although the Portfolio only purchases investment-grade bonds, the Portfolio may continue to hold certain corporate bonds in the Portfolio’s portfolio that are downgraded to below investment grade, commonly referred to as “high yield” or “junk bonds.”

The Adviser uses a “bottom-up” approach in selecting debt securities for the Portfolio, which means that the Adviser places primary emphasis on the evaluation of an issuer of securities before purchasing those securities for the Portfolio, and less emphasis on possible changes in the general economy or the industry in which the issuer operates. Its approach generally is to purchase securities for income. In selecting an individual security, the Adviser reviews historical financial measures and considers the price and yield relationship to other securities to determine a proper relative value for the security.

The Portfolio generally purchases and sells securities without attempting to anticipate interest rate changes in the economy. The Adviser may sell a security in the Portfolio’s portfolio that the Adviser considers to have become overvalued relative to alternative investments, and reinvest in an alternative security.

The percentage of the Portfolio’s portfolio invested in particular types of securities will vary, depending on market conditions and the Adviser’s assessment of the income and returns available from corporate securities in relation to the risks of investing in these securities. The Portfolio may invest in foreign securities.

The Portfolio may invest in zero coupon securities issued by corporations, the U.S. Government or certain U.S. Government agencies. Zero coupon securities do not pay interest, but rather are issued at prices that are discounted from the principal (par) amount due at maturity. The Portfolio may invest in foreign securities, although it does not currently do so.

The Portfolio may invest in callable debt securities, where the issuer has the right after a period of time to redeem (call) securities prior to their stated maturity date. When interest rates rise, an issuer of debt securities generally is less likely to redeem securities that were issued at a lower interest rate, or for a lower amount of original issue discount in the case of zero coupon securities. In such instance, the period until redemption or maturity of the security may be longer than the purchaser initially anticipated, and the market value of the debt security may decline. If an issuer redeems a security when prevailing interest rates are relatively low, the Portfolio may be unable to reinvest proceeds in comparable securities with similar yields.

The Portfolio may invest in mortgage-backed securities, which are securities that represent interests in pools of mortgage loans, or collateralized mortgage obligations secured by pools of mortgage loans (“CMOs”). Holders of mortgage-backed securities receive periodic payments that consist of both interest and principal from the underlying mortgages. Most of the mortgage-backed securities the Portfolio purchases are considered to be U.S. Government agency securities, with issuers such as the Government National Mortgage Association (“Ginnie Mae”) and the Federal National Mortgage Association (“Fannie Mae”). The timely payment of principal and interest is backed by the full faith and credit of the U.S. Government (“full faith and credit”) in the case of Ginnie Maes. Fannie Maes and Freddie Macs are government-sponsored enterprises.

At December 31, 2018, the Mid-Term Bond Portfolio’s net assets were invested approximately 51% in U.S. Government securities, 6% in U.S. Government agency securities (of which less than 1% were mortgage-backed obligations) and 42% in corporate debt securities. At that date, the Portfolio had approximately 62% of its assets in obligations rated AA+ to A-, 34% in corporate obligations rated BBB and 4% in obligations rated below investment grade or unrated.

Principal Investment Risks. An investment in the Portfolio is subject to General risk, Active Management risk, Market risk, Mortgage risk, Zero Coupon risk, Interest Rate risk, Corporate Debt risk, Credit risk, Call risk, Non-Investment Grade Debt risk, Liquidity risk, Extension risk and Prepayment risk. See “Principal Risks” on page 97 for specific information regarding these risks.

Bond Portfolio

Principal Objective. The Portfolio seeks current income, with preservation of shareholders’ capital a secondary objective.

Principal Investment Strategy. The Portfolio invests primarily in publicly-traded, investment-grade debt securities.

•	The Portfolio’s securities holdings will have an average maturity that varies according to the Adviser’s view of current market conditions, including the interest rate environment.

•	Under normal circumstances, at least 80% of the Portfolio’s total assets are invested in investment grade debt obligations issued by U.S. corporations or by the U.S. Government or its agencies.

•

The Portfolio invests in corporate, U.S. Government securities and U.S. Government agency securities, such as bonds, notes, debentures, zero coupon securities, asset-backed securities and mortgage-backed securities with ratings that range from AAA to BBB at the time of purchase.

•

The Portfolio generally will invest a significant portion of its assets in a particular type of debt security, such as U.S. Government securities, bonds rated BBB or higher and mortgage-backed securities. Although the Portfolio only purchases investment-grade bonds, the Portfolio may continue to hold certain corporate bonds in the Portfolio’s portfolio that are downgraded to below investment grade, commonly referred to as “high yield” or “junk bonds.”

The Adviser anticipates that the average maturity of the Portfolio’s securities holdings will be between five and ten years. The average maturity for the Bond Portfolio will be longer than the average maturity of the debt securities held by the Mid-Term Bond Portfolio.

The Adviser uses a “bottom-up” approach in selecting debt securities for the Portfolio, which means that the Adviser places primary emphasis on the evaluation of an issuer of securities before purchasing those securities for the Portfolio, and less emphasis on possible changes in the general economy or the industry in which the issuer operates. The Adviser evaluates each security to be purchased and selects securities based in part on interest income to be generated. In selecting an individual security, it reviews historical financial measures and considers the price and yield relationship to other securities to determine a proper relative value for the security. The Portfolio may continue to hold securities that have been downgraded if the Adviser considers the securities to be undervalued due to factors such as lack of liquidity or uncertainty in the marketplace.

The Portfolio generally purchases and sells securities without attempting to anticipate interest rate changes in the economy. The Adviser may sell a security that it considers to have become overvalued relative to alternative investments, and reinvest in an alternative security.

The percentage of the Portfolio’s portfolio invested in particular types of securities will vary, depending on market conditions and the Adviser’s assessment of the income and returns available from corporate securities in relation to the risks of investing in other types of securities.

The Portfolio may invest in zero coupon securities issued by corporations, the U.S. Government or certain U.S. Government agencies. Zero coupon securities do not pay interest, but rather are issued at prices that are discounted from the principal (par) amount due at maturity. The Portfolio may invest in foreign securities, although it does not currently do so.

The Portfolio may invest in callable debt securities, where the issuer has the right after a period of time to redeem (call) securities prior to their stated maturity date. When interest rates rise, an issuer of debt securities generally is less likely to redeem securities that were issued at a lower interest rate, or for a lower amount of original issue discount in the case of zero coupon securities. In such instance, the period until redemption or maturity of the security may be longer than the purchaser initially anticipated, and the market value of the debt security may decline. If an issuer redeems a security when prevailing interest rates are relatively low, the Portfolio may be unable to reinvest proceeds in comparable securities with similar yields.

The Portfolio may invest in mortgage-backed securities, which are securities that represent interests in pools of mortgage loans, or collateralized mortgage obligations secured by pools of mortgage loans (“CMOs”). Holders of mortgage-backed securities receive periodic payments that consist of both interest and principal from the underlying mortgages. Most of the mortgage-backed securities the Portfolio purchases are considered to be U.S. Government agency securities, with issuers such as the Government National Mortgage Association (“Ginnie Mae”) and the Federal National Mortgage Association (“Fannie Mae”). The timely payment of principal and interest is backed by the full faith and credit of the U.S. Government (“full faith and credit”) in the case of Ginnie Maes. Fannie Maes and Freddie Macs are government-sponsored enterprises.

At December 31, 2018, the Bond Portfolio’s net assets were invested approximately 32% in long-term U.S. Government securities, 29% in long term U.S. Government agency obligations (of which 28% were mortgage-backed obligations), 38% in long-term corporate debt securities, and less than 1% in short-term corporate debt securities and U.S. Treasury Bills. At that date, the Portfolio had approximately 66% of its assets in obligations rated AA+ to A-, 29% in corporate obligations rated BBB, and 5% in corporate obligations rated below investment grade or unrated.

Principal Investment Risks. An investment in the Portfolio is subject to General risk, Active Management risk, Market risk, Mortgage risk, Zero Coupon risk, Interest Rate risk, Corporate Debt risk, Credit risk, Call risk, Non-Investment Grade Debt risk, Liquidity risk, Extension risk and Prepayment risk. See “Principal Risks” on page 97 for specific information regarding these risks.

Retirement Portfolios

Principal Objective: The Retirement Income Portfolio seeks to achieve current income consistent with the preservation of capital and, to a lesser extent, capital appreciation.

The 2010 Retirement Portfolio, 2015 Retirement Portfolio, 2020 Retirement Portfolio, 2025 Retirement Portfolio, 2030 Retirement Portfolio, 2035 Retirement Portfolio, 2040 Retirement Portfolio, 2045 Retirement Portfolio, 2050 Retirement Portfolio, 2055 Retirement Portfolio and 2060 Retirement Portfolio each seek to achieve current income and capital appreciation appropriate for the asset allocation associated with its Target Retirement Date.

The Retirement Income Portfolio, 2010 Retirement Portfolio, 2015 Retirement Portfolio, 2020 Retirement Portfolio, 2025 Retirement Portfolio, 2030 Retirement Portfolio, 2035 Retirement Portfolio, 2040 Retirement Portfolio, 2045 Retirement Portfolio, 2050 Retirement Portfolio, 2055 Retirement Portfolio and 2060 Retirement Portfolio are sometimes collectively referred to as the “Retirement Portfolios.”

Principal Investment Strategy: Each of the Retirement Portfolios is a “fund of funds,” which invests substantially all of its assets in shares of other funds of the Investment Company (“IC Portfolios”), except for the Allocation Portfolios and other Retirement Portfolios. IC Portfolios in which the Retirement Portfolios invest are sometimes referred to as “acquired funds” or “underlying portfolios.” Each of the Retirement Portfolios, except for the Retirement Income Portfolio, invests toward an approximate year of retirement which is included in the Retirement Fund’s name (“Target Retirement Date”). The Target Retirement Date included in the name of each Retirement Portfolio is the approximate year of retirement that is used in setting the allocations for each Retirement Portfolio. Generally speaking, for each Retirement Portfolio except for the Retirement Income Portfolio, the more time that remains until a Portfolio’s Target Retirement Date, the more emphasis that Portfolio will place on achieving capital appreciation and gains, as compared to preserving capital and producing income. The less time that remains until a Retirement Portfolio’s Target Retirement Date, the more emphasis that Portfolio will place on preserving capital and producing income, as compared to achieving capital appreciation and gains. As each Portfolio’s Target Retirement Date approaches, the Adviser will periodically reallocate and change the mix of IC Portfolios to gradually move toward the objective of preserving capital and producing income. The glide path below represents the shifting of asset classes over time.

The mix of investments in the Retirement Income Portfolio is not expected to change over time. The Retirement Income Portfolio is intended for investors who have passed their retirement date and seek a mix of investments more geared toward the objective of preserving capital and producing income than that offered by the other Retirement Portfolios. The periodic reallocations of the assets of each Retirement Portfolio will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Portfolios. The Retirement Portfolios are monitored daily to assure proper application of cash to investments, are expected to be reallocated approximately quarterly or otherwise periodically, and the mix of funds within each Portfolio is expected to be reviewed at least annually.

A Portfolio that has reached its Target Retirement Date may not be invested in the mix of IC Portfolios that is most geared toward preserving capital and producing income (as reflected by the investment targets of the Retirement Income Portfolio) for up to ten (10) years after reaching its Target Retirement Date, since it is assumed that an investor who retires during the year of the Target Retirement Date will live for many years after that date. A Retirement Portfolio that has reached its Target Retirement Date (“Maturing Retirement Portfolio”) may have as much as 45-55% of its assets invested in equity IC Portfolios. A Maturing Retirement Portfolio will continue to move toward the Retirement Income Portfolio’s allocation during the 10 years following its Target

Retirement Date. Once a Retirement Portfolio has reached December 31 of its Target Retirement Date, and at any time within ten (10) years after that date, the Investment Company’s Board of Directors may in its discretion decide to transfer that Portfolio’s total assets into the Retirement Income Portfolio by contributing the Maturing Retirement Portfolio’s net assets to the Retirement Income Portfolio in exchange for shares of the Retirement Income Portfolio based on the then-current net asset values of the respective Portfolios, and to the extent allowed by law and regulation, this action would not be subject to shareholder approval. The Maturing Retirement Portfolio will then cease to exist. The Investment Company’s Board of Directors expressly reserves the right to authorize such actions in the best interests of shareholders.

The following table shows the target allocation of each Retirement Portfolio’s total assets as of the date of this prospectus. The actual allocations at a given date may be different than the target allocations set forth in the table below. The Adviser may from time to time adjust the percentage of assets invested in any specific IC Portfolio held by a Retirement Portfolio as well as the specific IC Portfolios themselves, for reasons such as current market conditions, the economy, unanticipated events and other factors. These target allocations are not expected to vary from the table below by more than plus or minus ten percentage points. Although the Retirement Portfolios will not generally vary beyond the ten percentage point target allocation range, a Portfolio may at times determine, in light of market or economic conditions, that this range should be exceeded to protect the Portfolio or help it to achieve its objective. There is no guarantee that a Portfolio will correctly predict market or economic conditions and, as with other mutual fund investments, you could lose money. From time to time, the Adviser may also change the specific IC Portfolios in which the Portfolio invests.

	Target Allocation of the Retirement Portfolios (as of [ 2019])
	Retirement Income Portfolio	2010 Retirement Portfolio	2015 Retirement Portfolio	2020 Retirement Portfolio	2025 Retirement Portfolio	2030 Retirement Portfolio	2035 Retirement Portfolio	2040 Retirement Portfolio	2045 Retirement Portfolio	2050 Retirement Portfolio	2055 Retirement Portfolio	2060 Retirement Portfolio
Domestic Equity	25%	26%	32%	39%	47%	57%	64%	69%	69%	70%	71%	73%
Equity Index Portfolio	20%	20%	22%	25%	29%	33%	35%	37%	35%	34%	33%	32%
Mid-Cap Index Portfolio	5%	6%	8%	10%	12%	16%	19%	21%	21%	22%	22%	23%
Small Cap Equity Index Portfolio	0%	0%	0%	0%	0%	0%	0%	1%	1%	2%	2%	2%
Small Cap Growth Portfolio	0%	0%	1%	2%	3%	4%	5%	5%	6%	6%	7%	8%
Small Cap Value Portfolio	0%	0%	1%	2%	3%	4%	5%	5%	6%	6%	7%	8%
International Equity	0%	2%	5%	8%	10%	12%	14%	16%	18%	19%	20%	20%

TOTAL EQUITY	25%	28%	37%	47%	57%	69%	78%	85%	87%	89%	91%	93%

Bond Portfolio	30%	30%	28%	26%	25%	23%	22%	15%	13%	11%	9%	7%
Mid-Term Bond Portfolio	30%	30%	25%	22%	18%	8%	0%	0%	0%	0%	0%	0%

TOTAL FIXED INCOME	60%	60%	53%	48%	43%	31%	22%	15%	13%	11%	9%	7%

Money Market Portfolio	15%	12%	10%	5%	0%	0%	0%	0%	0%	0%	0%	0%

TOTAL ASSETS	100%	100%	100%	100%	100%	100%	100%	100%	100%	100%	100%	100%

You can expect that if you invest in a Retirement Portfolio, in approximately five years, your fund’s target investments will be similar to the mix of investments currently targeted for the Retirement Portfolio with a date five years earlier than your fund in the above chart. For example, if you have invested in the 2040 Retirement Portfolio, your current target allocation is approximately that shown in the chart under “2040 Retirement Portfolio”. Five years from now, the target allocation of your investment in the 2040 Retirement Portfolio will be approximately that shown in the chart as the current target allocation for the “2035 Retirement Portfolio.” The asset allocation for the Retirement Income Portfolio, will remain approximately the same.

Generally, the more time that remains until a Portfolio’s Target Retirement Date, the more emphasis that Portfolio will place on capital appreciation, and thus, the more heavily that Portfolio will be invested in equity IC Portfolios. This means that Retirement Portfolios with Target Retirement Dates that are farther in the future will have a greater percentage of their assets subject to the risks of investing in equity securities, which include market risk and credit risk, as compared to the Retirement Income Portfolio and Retirement Portfolios with less time remaining until their Target Retirement Dates. The value of equity securities, and particularly those issued by companies with smaller market capitalizations and those issued by foreign companies, may increase or decrease dramatically at any given time. The value of equity securities is generally considered to be more volatile than that of fixed income securities. Investments in equity securities may have more risk of loss and also more potential to generate greater investment returns over a long-term period than investments in fixed income securities.

Generally, the less time that remains until a Portfolio’s Target Retirement Date, the more emphasis that Portfolio will place on preserving capital and producing income, and thus, the more heavily that Portfolio will be invested in fixed income IC Portfolios. This means that Retirement Portfolios with less time remaining until their Target Retirement Dates and the Retirement Income Portfolio will have a greater percentage of their assets subject to the risks of investing in fixed income securities, which include market risk and credit risk, as compared to Retirement Portfolios with more time remaining until their Target Retirement Dates. Fixed income securities may decline in value, depending on various market conditions. The value of fixed income securities is generally considered to be less volatile than that of equity securities. Fixed income securities may have less risk of loss and also less potential to generate greater investment returns over a long-term period than equity securities. It is important to understand that the Retirement Portfolios can allocate 45% of their assets, which can vary by plus or minus 10%, to equity IC Portfolios at the time the Target Retirement Date is reached and thereafter, and that the Retirement Income Portfolio will have as much as 25% of its assets invested in equity IC Portfolios.

The Retirement Income Portfolio may have less risk of dramatic fluctuations in asset value than the other Retirement Portfolios. Each of the other Retirement Portfolios may have less risk of dramatic fluctuations in asset value than a Retirement Portfolio with a later Target Retirement Date, and more risk of dramatic fluctuations in asset value than the Retirement Income Portfolio.

More information on the investment strategies of each acquired IC Portfolio is available elsewhere in this prospectus.

Principal Investment Risks: When you invest in a Retirement Portfolio, you should consider that:

•

The Portfolio has market risk and credit risk based on the underlying IC Portfolios (stocks, bonds, money market instruments) in which it invests. As a result, you may lose money from your investment, or your investment may increase in value.

•

If you are considering investing in a Retirement Portfolio, you should read carefully all risk disclosures contained in this prospectus for the other IC Portfolios before investing because the Retirement Portfolios will own shares of such other IC Portfolios.

•

There is no guarantee that the allocations and reallocations of the general categories of acquired funds, the specific choices of acquired funds or the mix of such funds in each Retirement Portfolio will prove to be correct under all market and economic conditions, and you could lose money by investing in the Retirement Portfolios, as is possible with all mutual fund investments. An investment in a “fund of funds” in which allocations gradually shift over time also bears the risk that the target allocation mix, at any given time, may not be the ideal allocation mix based on the existing conditions in the financial markets.

•

It is important to note that all of the Retirement Portfolios have assets allocated across equity and fixed income IC Portfolios, and therefore each Retirement Portfolio is subject to the risks of investing in both equity and fixed income securities. It is also important to note that all of the Retirement Portfolios, with the exception of the Retirement Income Portfolio, have assets allocated to the International Portfolio, and therefore a portion of the portfolio of each Retirement Portfolio is subject to the risks of investing in international securities.

•

It is important to understand that the Retirement Portfolios can allocate 45% of their assets, which can vary by plus or minus 10%, to equity IC Portfolios at the time the Target Retirement Date is reached and thereafter, and that the Retirement Income Portfolio will have as much as 25% of its assets invested in equity IC Portfolios.

•

In addition to your anticipated date of retirement, you must consider whether a Retirement Portfolio will suit your tolerance for risk and your personal financial goals. For example, an investor with high tolerance for fluctuations in the value of their investments may prefer a Retirement Portfolio with a later Target Retirement Date that places a greater emphasis on capital appreciation, while an investor with lower tolerance for such fluctuations may prefer a Retirement Portfolio with an earlier Target Retirement Date that places a greater emphasis on capital preservation and current income.

Depending on where your Retirement Portfolio is in its glide path, an investment in a Retirement Portfolio also may be subject to General risk, Underlying Portfolio risk, Active Management risk, Company risk, Market risk, Small-Cap risk, Mid-Cap risk, Value Stock risk, Growth Stock risk, Stock risk, Foreign Investment risk, Interest Rate risk, Corporate Debt risk, Credit risk, Call risk, Non-Investment Grade Debt risk, Liquidity risk, Extension risk and Prepayment risk. The Principal Risks for each Retirement Portfolio are listed in the Summary Prospectus for that Retirement Portfolio. See “Principal Risks” on page 97 for specific information regarding these risks.

Allocation Portfolios

The Aggressive Allocation Portfolio, Moderate Allocation Portfolio and Conservative Allocation Portfolio are sometimes referred to collectively as the “Allocation Portfolios.”

Each Allocation Portfolio invests in equity IC Portfolios and fixed income IC Portfolios, but each Portfolio targets different percentages to these asset classes. IC Portfolios in which the Allocation Portfolios invest are referred to as acquired funds. The targets reflect three different approaches to asset allocation based on risk tolerance.

Stock prices generally are more volatile than bond prices. Stocks historically have had a larger potential for loss, especially in the short-term, than bonds. The Aggressive Allocation Portfolio, because it invests primarily in equity Portfolios, is expected to have more market risk than the other Allocation Portfolios. The Conservative Allocation Portfolio, because it invests primarily in bond funds, is expected to have less market risk but also may have less potential for gain over the long term than the other Allocation Portfolios.

Conservative Allocation Portfolio

Principal Objective: The Portfolio seeks current income and, to a lesser extent, capital appreciation.

Principal Investment Strategy: The Portfolio invests the majority of its assets in fixed income IC Portfolios and also invests in equity IC Portfolios.

•	The Portfolio’s target allocation currently is 65% of net assets in fixed income IC Portfolios and 35% of net assets in equity IC Portfolios.

•	The Portfolio seeks to maintain approximately 30% of its net assets in the Bond Portfolio and approximately 35% of its net assets in the Mid-Term Bond Portfolio.

•

The Portfolio seeks to maintain approximately 25% of its net assets in the Equity Index Portfolio, approximately 5% of its net assets in the Mid Cap Equity Index Portfolio and approximately 5% of its net assets in the International Portfolio.

The Adviser will periodically rebalance assets in the Portfolio to maintain an approximate 65%/35% relationship between fixed income IC Portfolios and equity IC Portfolios. The Adviser may invest purchases or make redemptions outside of the target allocation to seek to maintain the specified percentages in fixed income IC Portfolios and equity IC Portfolios.

From time to time, the Adviser may change the equity IC Portfolios and fixed income IC Portfolios in which the Portfolio invests.

Moderate Allocation Portfolio

Principal Objective: The Portfolio seeks capital appreciation and current income.

Principal Investment Strategy: The Portfolio invests in both equity and fixed income IC Portfolios.

•	The Portfolio’s target allocation currently is approximately 60% of net assets in equity IC Portfolios and approximately 40% of net assets in fixed income IC Portfolios.

•

The Portfolio seeks to maintain approximately 35% of its net assets in the Equity Index Portfolio, approximately 15% of its net assets in the Mid-Cap Equity Index Portfolio and approximately 10% of its net assets in the International Portfolio.

•	The Portfolio seeks to maintain approximately 25% of its net assets in the Bond Portfolio and approximately 15% of its net assets in the Mid-Term Bond Portfolio.

The Adviser will periodically rebalance assets in the Portfolio to maintain an approximate 60%/40% relationship between equity IC Portfolios and fixed income IC Portfolios. The Adviser may invest purchases or make redemptions outside of the target allocation to seek to maintain the specified percentages in fixed income IC Portfolios and equity IC Portfolios.

From time to time, the Adviser may change the equity IC Portfolios and fixed income IC Portfolios in which the Portfolio invests.

Aggressive Allocation Portfolio

Principal Objective: The Portfolio seeks capital appreciation and, to a lesser extent, current income.

Principal Investment Strategy: The Portfolio invests primarily in equity IC Portfolios and also in fixed income IC Portfolios.

•	The Portfolio’s target allocation currently is approximately 80% of net assets in equity IC Portfolios and approximately 20% of net assets in fixed income IC Portfolios.

•

The Portfolio seeks to maintain approximately 35% of its net assets in the Equity Index Portfolio, approximately 20% of its net assets in the Mid-Cap Equity Index Portfolio, approximately 15% of its net assets in the International Portfolio, approximately 5% of its net assets in the Small Cap Growth Portfolio and approximately 5% of its net assets in the Small Cap Value Portfolio.

•	The Portfolio seeks to maintain approximately 20% of its net assets in the Bond Portfolio.

The Adviser will periodically rebalance assets in the Portfolio to maintain an approximate 80%/20% relationship between equity IC Portfolios and fixed income IC Portfolios. The Adviser may invest purchases or make redemptions outside of the target allocation to seek to maintain the specified percentages in fixed income IC Portfolios and equity IC Portfolios.

From time to time, the Adviser may change the equity IC Portfolios and fixed income IC Portfolios in which the Portfolio invests.

Principal Investment Risk for the Allocation Portfolios:

When you invest in an asset allocation portfolio, you should consider that:

•

The Portfolio has market risk and credit risk based on the asset classes (stocks, bonds, money market instruments) in which it invests. As a result, you may lose money from your investment, or your investment may increase in value.

•	Different asset classes may have different investment performance, and the positive performance of one class may be offset in whole or in part by the negative performance of another asset class.

•

Stock prices and bond prices will increase or decrease differently, especially over the long run, and the performance of these two asset classes may offset each other during certain periods. Because the Allocation Portfolios hold two asset classes, their performance may be lower than that of equity Portfolios during periods when stocks outperform bonds and may be lower than that of fixed income Portfolios during periods when bonds outperform stocks.

An investment in the Conservative Allocation Portfolio is also subject to General risk, Underlying Portfolio risk, Active Management risk, Mortgage risk, Zero Coupon risk, Interest Rate risk, Corporate Debt risk, Credit risk, Call risk, Non-Investment Grade Debt risk, Liquidity risk, Extension risk, Prepayment risk, Stock risk, Large Cap risk, Mid-Cap risk, and Foreign Investment risk. An investment in the Moderate Allocation Portfolio is also subject to General risk, Underlying Portfolio risk, Active Management risk, Market risk, Stock risk, Large Cap risk, Mid-Cap risk, Foreign Investment risk, Mortgage risk, Zero Coupon risk, Interest Rate risk, Corporate Debt risk, Credit risk, Call risk, Non-Investment Grade Debt risk, Liquidity risk, Extension risk and Prepayment risk. An investment in the Aggressive Allocation Portfolio is also subject to General risk, Underlying Portfolio risk, Active Management risk, Market risk, Stock risk, Large Cap risk, Mid-Cap risk, Small-Cap risk, Foreign Investment, Interest Rate risk, Corporate Debt risk, Credit risk, Call risk, Non-Investment Grade Debt risk, Liquidity risk, Extension risk and Prepayment risk. See “Principal Risks” on page 97 for specific information regarding these risks.

DESCRIPTION OF PRINCIPAL RISKS

Below are descriptions of the principal risks to which investments in the Portfolios are subject.

General risk: There is no assurance that a Portfolio will achieve its investment objective. An investment in any Portfolio could decline in value, and you could lose money by investing in any Portfolio. The investment results for a Portfolio may be better or worse than the results for the stock markets taken as a whole, depending on the type of securities in which the Portfolio invests.

Active Management risk: The Portfolio’s portfolio manager makes investment decisions for the Portfolio, but there is no guarantee that his investment strategy will produce the desired results. Securities selected through the portfolio manager’s process may be negatively impacted by factors or events not foreseen in the investment process. As a result, the Portfolio may have a lower return than if it were managed using another process or strategy. These risks may cause the Portfolio to underperform its comparative index or other funds with a similar investment objective.

Call risk: When interest rates decline, an issuer may have an option to call the securities before maturity. This would result in reduced income.

Credit risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Bonds rated BBB or lower generally have more credit risk than higher-rated securities. Non-investment grade debt — also known as “High-yield bonds” and “junk bonds” — have a higher risk of default and tend to be less liquid than higher-rated securities.

Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for a Portfolio to sell securities at a desirable price. Investments in securities of companies with smaller market capitalizations are generally considered to offer greater opportunity for appreciation but also may involve greater risks than customarily associated with more established companies. See “Foreign investment risk” for information on foreign securities.

Concentration Risk: Certain portfolios will concentrate in the securities of a particular industry or group of industries to approximately the same extent as its comparative index. Because such a Portfolio may invest more of its assets in securities issued by a particular industry, the Portfolio’s performance depends to a greater extent on the overall condition of that industry and is more susceptible to events affecting that industry.

Corporate Debt risk: Corporate debt risk: In periods of economic uncertainty, investors may favor U.S. government debt securities over debt securities of corporate issuers, in which case the value of corporate debt securities would decline in relation to the value of U.S. government debt securities.

Emerging Markets risk: Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Emerging market countries typically have economic and political systems that are less developed, and can be expected to be less stable than developed markets. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation.

ETF risk: ETFs generally invest substantially all of their assets in securities and are traded on stock exchanges, unlike traditional mutual funds. Their net asset values may differ from the prices of the ETF shares offered on the exchanges. There are also risks associated with investing in ETFs that invest in the securities of companies located throughout the world. See “Foreign investment risk” for information on foreign securities. In addition to the risks of the underlying securities in which an ETF may invest, the following risks are associated with a fund that invests in ETFs:

Depositary Receipts Risk: The underlying ETF may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement. An underlying ETF may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Trading Risk: Although ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. Also there is no assurance that an active trading market for the shares of the ETFs will develop. The lack of liquidity in an underlying ETF can result in its value being more volatile than the underlying portfolio of securities. The market price of an underlying ETF may trade at a premium or discount to its net asset value. The performance of the Portfolio could be adversely impacted. Secondary market trading in shares of underlying ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules.

Investment Company Risk: The Portfolio indirectly bears fees and expenses charged by the underlying ETFs in which it invests in addition to the Portfolio’s direct fees and expenses. Therefore, the cost of investing in the Portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. The underlying ETFs may change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to withdraw its investment from the underlying ETF at a time that is unfavorable to the Portfolio.

Leveraging Risk: When an underlying ETF borrows money or otherwise leverages its holdings, the value of an investment in that underlying ETF will be more volatile and all other risks will tend to be compounded. The underlying ETF may take on leveraging risk by investing in collateral from securities loans and by borrowing money to meet redemption requests.

Passive Investment Risk: Many ETFs are not actively managed. Each underlying ETF invests in the securities included in, or representative of, its underlying index regardless of its investment merit or market trends. In addition, the underlying ETFs generally do not change their investment strategies to respond to changes in the economy. This means that an underlying ETF may be particularly susceptible to a general decline in the market segment relating to the underlying index.

Tracking Error Risk: Imperfect correlation between the securities of an ETF and those in the index it intends to track, rounding of prices, changes to the indices and regulatory policies may cause the performance of an ETF to not match the performance of its index.

Valuation Risk: An underlying ETF may value certain securities at higher prices than the prices at which it can sell them.

Reliance on SEC Exemptive Orders: A fund may only acquire limited amounts of shares of other investment companies (including underlying ETFs). The SEC issued exemptive orders that allow the Portfolio to invest in such ETFs in excess of those limits, provided the ETF and the Portfolio meet conditions of the exemptive orders. The Portfolio’s ability to invest in underlying ETFs will be severely constrained without such exemptive orders.

Eurozone Investment risk: The United Kingdom’s intended departure from the EU, known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom. Uncertainty relating to the withdrawal procedures and timeline may have adverse effects on asset valuations and the renegotiation of current trade agreements, as well as an increase in financial regulation of United Kingdom banks. While the full impact of Brexit is unknown, market disruption in the EU and globally may have a negative effect on the value of the Portfolio’s investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU.

Extension risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise. This may negatively affect Portfolio returns, as the value of the security decreases when principal payments are made later than expected. In addition, because principal payments are made later than expected, the Portfolio may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates.

Financial Industry risk: Companies in the financial industry are subject to extensive government regulation that can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financial services industry. Insurance companies can be subject to severe price competition. The financial services industry can be subject to relatively rapid change as distinctions between financial service segments become increasingly blurred.

Foreign Investment risk: An investment in foreign securities involves risks not associated with investing in U.S. securities that can adversely affect the Portfolio’s performance. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of a foreign investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. An investment in foreign securities may be subject to the following risks:

Currency risk: The risk that fluctuations in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from an investment in securities denominated in a foreign currency or may widen existing losses. Domestic equities indices could outperform the MSCI EAFE Index for periods of time.

Settlement risk: Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for delivery of securities) not typically associated with the settlement of U.S. investments.

Geographic risk: The economies and financial markets of certain regions, such as Latin America and the Pacific region, can be highly interdependent and may decline all at the same time.

Political/Economic risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on foreign investments.

Regulatory risk: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

Transaction costs risk: the costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

Growth Stock risk: Growth stocks are stocks considered to possess above average growth potential and generally have low dividends and higher prices relative to standard measures, such as earnings and book value. There are times when value stocks outperform growth stocks. A risk of choosing growth style investing is that it will not outperform value style investing.

Health Care Industry risk: Companies in the health care industry are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by health care companies quickly can become obsolete. In addition, pharmaceutical companies and other companies in the health care industries can be significantly affected by patent expiration.

Index risk: An index Portfolio’s investment performance may not precisely duplicate the performance of its index due to factors such as operating and transaction costs, as well as weighting of each security in the index. The Adviser uses a computer program and other information to determine which stocks are to be purchased or sold to more closely follow the index applicable to each of the Portfolios that uses an indexing strategy. From time to time, the Portfolio makes adjustments in its portfolio (rebalances) because of changes in the composition of the index or in the valuations of the stocks within the index relative to other stocks within the index. The Portfolio’s investment performance may not precisely duplicate the performance of the index, due to cash flows in and out of the Portfolio and investment timing considerations.

Interest Rate risk: Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). This is especially true under current economic conditions because interest rates are near historically low levels. Thus, Portfolios currently face a heightened level of interest rate risk, especially as the Federal Reserve Board has ended its quantitative easing program and signaled its intention to take action that could cause interest rates to rise.

Large Cap risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Large-capitalization companies are typically companies with market capitalizations greater than $25.0 billion.

Liquidity risk: Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio’s investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price, which could prevent the Portfolio from taking advantage of other investment opportunities. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Bond markets have consistently grown over the past three decades while the capacity for traditional dealer counterparties to engage in fixed income trading has not kept pace and in some cases has decreased. As a result, dealer inventories of corporate bonds, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty.

Management risk: The investment techniques and risk analyses applied by the Portfolio may not produce the desired results, and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to the Portfolio. There is no guarantee that the investment objective of the Portfolio will be achieved.

Market risk: Market risk, the risk that prices of securities will go down because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole. The price of equity securities may fluctuate depending on market conditions, and therefore the value of an investment in equity securities may increase or decrease dramatically at any time. A Portfolio may experience a substantial or complete loss on an individual stock.

Mid-Cap risk: The market risk associated with mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks. The additional volatility associated with mid cap stocks is attributable to a number of factors, including the fact that the earnings of mid-size companies tend to be less predictable than those of larger, more established companies. Mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalizations. At times it may be difficult for a Portfolio to sell mid-cap stocks at reasonable prices. Additionally, mid-cap companies may have lower trading volume and less liquidity than larger, more established companies. The transaction costs for purchasing and selling mid-size companies may be greater than that of larger companies. The degree of risk of mid-cap companies is greater than for large cap companies since the degree of risk decreases as the capitalization increases. Mid-cap companies are typically companies with market capitalizations in the range of $4.0 billion to $25.0 billion.

Money Market risk: You could lose money by investing in the Portfolio. Because the share price of the Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Board of Directors of the Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors, and a fee may automatically be imposed based on the Portfolio’s liquidity level. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Money Market instrument risk: Money Market instruments may decline in value, based on the performance of the issuer or changes in prevailing interest rates. The returns on money market instruments can be adversely affected when yields on eligible investments are low.

Mortgage risk: A Portfolio that purchases mortgage related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates fall, the underlying mortgages may be prepaid at a faster rate than previously assumed in pricing the mortgage-backed security, which would shorten the period to maturity. When interest rates rise, the underlying mortgages may be prepaid at a slower rate than previously assumed, which would lengthen the period to maturity.

Characteristics of underlying mortgage pools will vary, and it is not possible to precisely predict the realized yield or average life of a particular mortgage-backed security, because of the principal prepayment feature inherent in the security. A decline in interest rates may lead to increased prepayment of the underlying mortgages, and the security holder may have to reinvest proceeds received at lower yields. Unscheduled or early payments on the underlying mortgages may shorten the effective maturity of a mortgage-backed security and impact the yield and price of the security. An increase in interest rates may lead to prepayment of the underlying mortgages over a longer time period than was assumed when the mortgage-backed security was purchased, and the security holder may not receive expected levels of payments to reinvest at higher rates of return. Delay in payments on the underlying mortgages may lengthen the effective maturity of the security and impact the price and yield of the security. Fannie Mae and Freddie Mac mortgage-backed securities are now government-sponsored enterprises. In addition, terms and features of some underlying mortgages may increase the likelihood of defaults by borrowers due to declining collateral values, inability of borrowers to make scheduled payments upon interest rate resets and other factors.

Non-Investment Grade Debt risk: Unrated securities or securities rated below investment grade may be subject to a greater market risk than higher rated (lower yield) securities. Since lower rated and unrated securities are generally issued by corporations that are not as creditworthy or financially secure as issuers of higher rated securities, there is a greater risk that issuers of lower rated (higher yield) securities will not be able to pay the principal and interest due on such securities, especially during periods of adverse economic conditions.

Passive Investment risk: Because the Portfolio is passively managed and seeks to match the performance of its benchmark index, the Portfolio follows the securities included in the index during upturns as well as downturns. Due to its indexing strategy, the Portfolio does not take steps to reduce market exposure or to lessen the effects of a declining market, even though these securities may go in and out of favor based on market and economic conditions. As a result, the Portfolio’s performance may lag the performance of actively managed funds.

Prepayment risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline. This may negatively affect Portfolio returns, because the Portfolio may have to reinvest that money at the lower prevailing interest rates. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment.

Small-Cap risk: Securities issued by companies with small-sized market capitalizations generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations because such stocks tend to experience sharper price fluctuations than large capitalization stocks. Also, since equity securities issued by companies with small-sized market capitalizations may not be traded as often as equity securities of companies with larger market capitalizations, it may be difficult for a Portfolio to sell small-capitalization securities at reasonable prices. Small-cap companies may have less access to credit and capital markets, limited availability of information and less liquidity. Small-cap companies may have limited resources, products and markets than those of larger, more established companies. Securities of small cap companies may be affected more greatly by economic downturns. The degree of risk for small-cap companies is greater than for mid-and large-cap companies since the degree of risk decreases as capitalization increases. Companies with small market capitalizations whose stocks the Adviser selects may have limited Wall Street research coverage and low institutional ownership, which may make the stocks more difficult to sell in certain market conditions.

Stock Risk: When you invest in a Portfolio that invests in stocks, you should consider that:

•

The Portfolio is subject to market risk — the value of your investment will go up or down, depending on movements in the stock markets. As a result, you may lose money from your investment, or your investment may increase in value.

•	The investment results for a particular Portfolio may be better or worse than the results for the stock markets taken as a whole, depending on the type of securities in which the Portfolio invests.

•

The investment results for a particular Portfolio may be better or worse than the results of other funds that invest in the same types of securities. In other words, stock selection by a Portfolio’s investment adviser(s) will impact the Portfolio’s performance.

•

The prices and investment performance of stocks that are issued by companies with smaller market capitalizations may fluctuate more than the prices and investment performance of stocks that are issued by companies with larger market capitalizations.

•	Value stocks and growth stocks usually have different investment results, and either investment style may become out of favor with stock investors at a given time.

Technology Industry risk: Companies in the technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.

Tracking Error risk: Each Index fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the Portfolio and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, the Portfolio may not invest in certain securities in the index, match the securities’ weighting to the index, or the Portfolio may invest in securities not in the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error. The Portfolio may attempt to offset the effects of not being invested in certain index securities by making substitute investments, but these efforts may not be successful. In addition, cash flows into and out of the Portfolio, operating expenses and trading costs all affect the ability of the Portfolio to match the performance of the index, because the index does not have to manage cash flows and does not incur any costs.

Underlying Portfolio risk: A Portfolio’s ability to achieve its investment objective will depend largely on the ability of the Adviser to select the appropriate mix of underlying portfolios. In addition, achieving the Portfolio’s objective will depend on the performance of the underlying portfolios which depends on the underlying Portfolio’s ability to meet their investment objectives. There can be no assurance that either the Portfolio or the underlying portfolios will achieve their investment objective.

A Portfolio is subject to the same risks as the underlying portfolios in which it invests. The Portfolio invests in underlying portfolios which invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent an underlying portfolio invests in these securities directly or engages in hedging and other strategic transactions, the Portfolio will be subject to the same risks. When a Portfolio has a greater mix of equity securities it will be less conservative and have more equity securities risk exposure. When a Portfolio has a greater mix of fixed-income and short-term fixed-income securities, it will be more conservative and have more fixed income securities risk exposure.

U.S. Government Securities risk: The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater price volatility than interest-paying securities of similar maturities.

Value Stock risk: Value stocks are stocks considered to be undervalued in the marketplace and generally have above average dividends with prices that are considered low as compared with standard measures, such as earnings and book value. Value stocks are subject to the risk that they will remain undervalued. Value stocks are also subject to the risk that the Adviser’s measure of intrinsic value may not be accurate and stocks chosen by the Adviser may perform poorly. There are times when growth stocks outperform value stocks. A risk of choosing value style investing is that it will not outperform growth style investing.

Zero Coupon risk: Zero coupon securities and discount notes do not pay interest, and they may fluctuate more in market value and be more difficult for a Portfolio to sell during periods of interest rate changes than comparable securities that pay interest in cash at regular intervals. For example, a Portfolio may lose a portion of the principal amount of a zero coupon security if it sells the security after an increase in interest rates.

The market values of outstanding debt securities generally decline when interest rates are rising, and during such periods a Portfolio may lose more if it sells zero coupon securities prior to their maturity date or expected redemption date than if it sells comparable interest-bearing securities. In general, the longer the remaining term to maturity or expected redemption of a security, the greater the impact on market value from rising interest rates.

Disclosure of Portfolio Securities Information

A description of the Investment Company’s policies and procedures with respect to the disclosure of the Investment Company’s portfolio securities is available in the Statement of Additional Information. See the back cover for information on how to obtain a copy of the Statement of Additional Information.

Adviser Performance Information

Each of the Portfolios is newly formed and has no operating history. However, the Adviser manages other Funds in accordance with an investment strategy that is substantially similar to that of each of the Portfolios, and Appendix A contains investment performance information for such Funds, from their inception. The performance information does not represent the investment performance of the respective Investment Company Portfolio and should not be viewed as indicative of the future investment performance of the Investment Company Portfolio. Prospective investors should carefully read the notes accompanying the investment performance charts in Appendix A to the Prospectus. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE PERFORMANCE. Performance of each of the Portfolios will vary based on many factors, including market conditions, the composition of a Portfolio and the Portfolio’s expenses. The performance data used in Appendix A was provided by the Adviser.

MANAGEMENT OF THE PORTFOLIOS

The Advisory contract is renewable for one year periods, as approved by the Investment Company’s Board of Directors. The initial term of the Advisory contract will run through April 30, 2020. Information regarding the basis for the approval of the first contract renewal by the Board will be included in the semiannual report to shareholders for the period ending June 30, 2020.

The Adviser

Mutual of America Capital Management LLC, 320 Park Avenue, New York, New York 10022-6839 (the “Adviser” or “Capital Management”) is the investment adviser for the Portfolios of the Investment Company. The Adviser is a registered investment adviser which has managed the assets of the Insurance Company and the Portfolios of the Investment Company since 1993. The Adviser had total assets under management of approximately $16.7 billion at December 31, 2018. As Adviser, Capital Management:

•	places orders for the purchase and sale of securities,

•	engages in securities research,

•	makes recommendations to and reports to the Investment Company’s Board of Directors,

•	supplies administrative, accounting and recordkeeping services for the Portfolios,

•	provides the office space, facilities, equipment, material and personnel necessary to perform its duties, and

•	performs reallocation and rebalancing services.

For its investment management services, the Adviser receives compensation from each Portfolio at an annual rate of the Portfolio’s net assets, calculated as a daily charge. These annual rates are:

•	All America and Mid-Term Bond Portfolios — .40%

•	Bond Portfolio — .39%

•	Small Cap Value and Small Cap Growth Portfolios — .75%

•	Mid Cap Value Portfolio — .55%

•	Equity Index, Mid-Cap Equity Index, and Small Cap Equity Index Portfolios — .075%

•	International Portfolio — .075%

•	Money Market Portfolio — .15%

•	Allocation Portfolios — 0%

•	Retirement Portfolios — .05%

The Allocation Portfolios and the Retirement Portfolios also indirectly incur advisory fees of the Adviser.

Portfolio Managers

The person(s) primarily responsible for the day-to-day management of the Portfolios’ investment portfolios are listed below. No information is given for the Money Market Portfolio because of the type of investments it makes. The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Investment Company.

Joseph R. Gaffoglio, Executive Vice President and Chief Operating Officer of the Adviser, joined the Adviser in 2005 and has approximately 24 years of experience in the financial industry. Mr. Gaffoglio’s primary focus has been quantitative research and risk management. He will be responsible for managing the Retirement Portfolios and Allocation Portfolios at their inception, and the large cap portions of the All America Portfolio at its inception.

Andrew L. Heiskell, Executive Vice President of the Adviser, has approximately 51 years of experience in selecting securities for, and managing, fixed-income portfolios. Mr. Heiskell has been employed by the Adviser since 1991.

Stephen J. Rich, President and Chief Equity Strategist of the Adviser, joined the Adviser in February 2004, and has approximately 28 years of experience selecting securities for and managing equity portfolios.

Jacqueline Sabella, Senior Vice President of the Adviser, joined the Adviser in January 2000, and has approximately 22 years of experience in selecting securities and managing fixed income portfolios.

Marguerite Wagner, Executive Vice President of the Adviser, joined the Adviser in 2005, and has approximately 36 years of experience selecting securities and managing equity portfolios.

Jamie A. Zendel, Vice President of the Adviser, handles indexed investments. Ms. Zendel joined the Adviser in July 2007 and has approximately 21 years of experience in the financial industry. Ms. Zendel will manage the indexed portfolio of the All America Portfolio; the Equity Index Portfolio, Small Cap Equity Index Portfolio, Mid-Cap Equity Index Portfolio, and International Portfolio at their inception.

Equity Index Portfolio

The Equity Index Portfolio will be managed by Jamie A. Zendel. See “Portfolio Managers” for additional information.

All America Portfolio

The large cap value and large cap growth segments of the All America Portfolio will be managed by Joseph R. Gaffoglio. The small and mid cap value segments of the Portfolio will be managed by Stephen J. Rich. The small cap growth and mid cap core segments of the Portfolio will be managed by Marguerite Wagner. The index portion of the Portfolio will be managed by Jamie A. Zendel. See “Portfolio Managers” for additional information.

Small Cap Value Portfolio

The Small Cap Value Portfolio will be managed by Stephen J. Rich. See “Portfolio Managers” for additional information.

Small Cap Growth Portfolio

The Small Cap Growth Portfolio will be managed by Marguerite Wagner. See “Portfolio Managers” for additional information.

Small Cap Equity Index Portfolio

The Small Cap Equity Index Portfolio will be managed by Jamie A. Zendel. See “Portfolio Managers” for additional information.

Mid Cap Value Portfolio

The Mid Cap Value Portfolio will be managed by Stephen J. Rich. See “Portfolio Managers” for additional information.

Mid-Cap Equity Index Portfolio

The Mid-Cap Equity Index Portfolio will be managed by Jamie A. Zendel. See “Portfolio Managers” for additional information.

International Portfolio

The International Portfolio will be managed by Jamie A. Zendel. See “Portfolio Managers” for additional information.

Bond Portfolio and Mid-Term Bond Portfolio

The fixed income investment strategy and day-to-day operations of the Bond Portfolio and Mid-Term Bond Portfolio will be managed by Andrew L. Heiskell. The mortgage-backed securities segment of each Portfolio will be managed by Jacqueline Sabella. See “Portfolio Managers” for additional information.

Retirement Portfolios

The Retirement Portfolios will be managed by Joseph R. Gaffoglio. See “Portfolio Managers” for additional information.

Allocation Portfolios

The Allocation Portfolios will be managed by Joseph R. Gaffoglio. See “Portfolio Managers” for additional information.

INFORMATION ABOUT PORTFOLIO SHARES

Pricing of Portfolio Shares

The purchase or redemption price of a Portfolio share is equal to its net asset value (“NAV”) that we next calculate after we receive the purchase or redemption order. Orders received by the Separate Account sponsor on a business day prior to the close of regular trading on The New York Stock Exchange (“Exchange”) and communicated to the Portfolio or its Transfer Agent prior to 9:00 a.m. Eastern Time on the following business day will be effected at the NAV determined on the business day when the order was received by the Separate Account. A Portfolio’s net asset value per share is equal to the sum of the value of the securities it holds plus any cash or other assets (including accrued interest and dividends), minus all liabilities (including accrued expenses) divided by the number of shares outstanding. For any portion of a Portfolio’s assets that are invested in an underlying investment company which is not an ETF, that Portfolio’s net asset value is calculated based on the net asset values of the investment company in which the Portfolio has invested. The net asset value of the portion of a Portfolio’s net assets that are invested in ETFs is determined based on the market value of the ETF holdings. The Adviser calculates a Portfolio’s net asset value as of the close of trading on the Exchange on each day the Exchange is open for trading (a “Valuation Day”). Portfolio shares will not be priced on days that the Exchange is not open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. For Portfolios that invest in securities listed on foreign exchanges, the value of the underlying securities may change on days when you will not be able to purchase or redeem shares of the separate account fund that invests in that Portfolio.

In determining a Portfolio’s net asset value, the Adviser uses market value. If a money market security has a remaining maturity of 60 days or less, the Adviser will use the amortized cost method of valuation to approximate market value (the Adviser assumes constant proportionate amortization in value until maturity of any discount or premium).

If there are any equity or debt securities or assets for which market quotations are not readily available, the Adviser will use fair value pricing, as determined in good faith by, or under the direction of, the Investment Company’s Board of Directors or its Valuation Committee.

Fair Value Pricing. The Investment Company strictly complies with Rule 22c-1 of the Investment Company Act of 1940 in calculating the net asset value of its shares each business day. A daily pricing routine is followed, which contains controls to ensure that all prices are properly obtained and recorded in conjunction with a computer program. Prices are obtained from Thomson Reuters for equities and from Interactive Data Corporation for fixed income securities. In the event that a price is missing from the automatic data transmission, it is obtained from these sources manually. In the unusual event that Thomson Reuters or Interactive Data Corporation cannot supply a price, for equity securities Interactive Data Corporation is the secondary pricing source and Bloomberg is the tertiary pricing source; Thomson Reuters is the secondary pricing source for fixed income securities. In the event that the secondary source, or the tertiary source for equities, cannot supply a price, then fair value pricing is used. All prices are reviewed for reasonableness by the Finance Division Pricing Unit of the Insurance Company, pursuant to an agreement with the Adviser. In the event that the Pricing Unit disagrees with the primary, secondary or tertiary pricing sources’ price determinations, or there is a material occurrence which is reasonably likely to have a substantial effect on the prices received from the pricing sources mentioned above or on the net asset value calculated from all prices received by the Investment Company, fair value pricing will be applied to arrive at a correct price or net asset value as the case may be. Fair Value is reviewed and approved by a Valuation Committee appointed by the Investment Company’s Board of Directors. The effects of using fair value pricing are to conform the prices recorded and utilized by the Investment Company in determining its net asset value to the amounts that the Investment Company reasonably views as accurate. When Fair Value Pricing takes place the prices of the securities in a portfolio that are used in creating its net asset value may differ from published or quoted prices for the same securities.

Purchase of Shares

The Investment Company offers shares in the Portfolios only to the Insurance Companies, without sales charge, for allocation to their Separate Accounts. See your variable annuity or variable life insurance prospectus or brochure for information on how to purchase and redeem investments in the separate account funds. Acceptance by the Insurance Company of an order for allocating account balance to one of the separate account funds constitutes a purchase order for shares of the corresponding Portfolio of the Investment Company. In order to comply with federal laws and regulations to prevent the funding of terrorism and money laundering activities, we may refuse to accept funds or issue shares or effect subsequent transactions, including accepting additional contributions. These actions will be taken at our sole discretion or when we are required or compelled to do so by a government authority or applicable law. The Investment Company also offers its shares to a limited number of owners of contracts and policies maintained by Wilton Re, which is a closed block of business to which newly established funds are not available.

Redemption of Shares

The Investment Company redeems all full and fractional shares of the Portfolios for cash. The redemption price is the net asset value per share we next determine. We do not impose any deferred sales charge on redemptions.

We pay redemption proceeds normally within seven days of receipt of the redemption request with cash holdings or through sale of assets by the Portfolio, unless the Investment Company suspends or delays payment of redemption proceeds as permitted in accordance with SEC regulations. Acceptance by the Insurance Company of an order for withdrawal of account balance from one of the separate account funds constitutes a redemption order for shares of the corresponding Portfolio of the Investment Company.

In the unlikely event that the Money Market Portfolio’s weekly liquid assets fall below 30% of its total assets, and if the Board of Directors determines that it is in the best interests of the Money Market Portfolio, then the Money Market Portfolio may impose a liquidity fee as early as the same day of up to 2% on all redemptions or may temporarily suspend redemptions for up to 10 business days in any 90 day period. The Money Market Portfolio will discontinue the redemption fee or suspension of redemptions once the Portfolio’s weekly liquid assets have risen to or above 30% of the Portfolio’s total assets, or earlier if the Board of Directors determines that it is in the best interests of the Portfolio to do so.

In the unlikely event that the Money Market Portfolio’s weekly liquid assets fall below 10% of its total assets at the end of any business day, then the Money Market Portfolio must impose a liquidity fee of 1% on all redemptions the next business day, unless the Board of Directors determines that it would not be in the best interests of the Money Market Portfolio to impose such a fee, or unless the Board of Directors determines that a higher (up to 2%) or lower fee would be in the best interests of the Money Market Portfolio.

The Money Market Portfolio will notify shareholders about the imposition and lifting of redemption fees and redemption suspensions by posting a notice on the Mutual of America Life Insurance Company website. The proceeds of any redemption fee will be added to the net assets of the Money Market Portfolio. If the Money Market Portfolio’s weekly liquid assets fall below 10% of its total assets, and the Board of Directors determines that it would not be in the best interests of the Portfolio to continue operations, the Money Market Portfolio’s assets would be liquidated and your investment in the Money Market Portfolio would be redeemed and the proceeds handled in accordance with the terms of your life insurance policy or annuity contract.

Frequent Purchases and Redemptions of Portfolio Shares

Risks of frequent trading occurring may be greater for portfolios investing in certain securities, such as funds that invest in securities traded on foreign markets like the International Portfolio, in small cap stocks that may trade infrequently like the Small Cap Value Portfolio and Small Cap Growth Portfolio, and in securities that are illiquid or do not otherwise have readily available market quotations.

The Investment Company Portfolios are offered only to the Separate Accounts of the Insurance Company and solely with respect to its variable life insurance and annuity contracts (“contracts”). The purpose of the contracts that invest in the Investment Company Portfolios is to assist with the accumulation of long term retirement savings. These contracts are not intended to provide contractholders and participants with a means to engage in market timing through frequent transfers of their account balances in an attempt to take advantage of daily fluctuations in the securities markets.

Excessive frequent transfer practices designed to take advantage of short-term changes in the securities markets may cause disruption to the efficient administration of portfolio management strategies and increase transaction costs. Such transfer practices may cause harm to the investment performance of a Portfolio if transfers involve amounts which are substantial when compared to the Portfolio’s total net assets under management.

The Insurance Company has the exclusive relationship with the individual contractholders and, as such, aggregates all daily purchase and redemption orders received from all contractholders and participants under the contracts into a net purchase or redemption order for shares of the Portfolios offered by the Investment Company. Accordingly, other than as discussed below, the Investment Company does not have access to the records or identities of individual contractholders or participants of the Insurance Company and may not be aware of any individual contractholder or participant who may be engaging in excessive frequent transfers. There can be no assurance that frequent transfers in the Portfolios will not occur.

In view of the above, the Investment Company Board has adopted and implemented the following policies and procedures with regard to frequent transfers.

The Investment Company monitors the aggregate net daily purchase or redemption activity of each Portfolio to make a determination, in its opinion, as to whether such aggregate net trading activity could have an adverse impact on a Portfolio’s investment performance. The Investment Company periodically meets with the Insurance Company to discuss any factors that may be materially impacting investment performance of the Portfolios, including excessive frequent transfer activity, if any. The Investment Company also periodically requests a description of the procedures and controls in place at the Insurance Company to identify any excessive frequent transfer activity together with a report on whether such activity, if any, might be having an adverse effect on the investment performance of the Portfolios.

In this regard, the Investment Company seeks to work with the Insurance Company to discourage contractholders and participants from engaging in excessive frequent transfers which could harm the Portfolios’ investment performance. The Investment Company has not set a restriction on the volume or number of transactions allowed in a given period and it has not established a minimum holding period nor an exchange or redemption fee. There may be legal and technological limitations on the ability of the Insurance Company to impose restrictions or limitations on the transfer practices of its contractholders and participants. Consequently, the Investment Company’s ability to monitor and discourage frequent transfer practices in a Portfolio may be limited. If not detected, frequent transfer practices may harm the investment performance of a Portfolio.

If in the Investment Company’s opinion, excessive frequent transfer activity involving material amounts is causing an adverse effect on a Portfolio’s investment performance, the Investment Company will request access to data of individual contractholders’ and participants’ transaction activity and instruct the Insurance Company to take such actions as are appropriate to cause the activity to cease. If the Insurance Company, after consultation in such circumstances, does not take reasonable steps to substantially eliminate such activity by its contractholders, the Investment Company reserves the right to reject any purchase order it receives thereafter that, in the Investment Company’s opinion, may adversely affect a Portfolio’s investment performance. This policy will be applied on a uniform basis.

The Investment Company has no arrangements with any person or entities to permit frequent transfer activity and no such arrangements are permitted. The Investment Company does not accommodate frequent purchases and redemptions of Portfolio shares which may adversely affect a Portfolio’s investment performance.

Intermediaries Purchasing Shares in the Investment Company

The Separate Accounts through which contractholders participate in the Investment Company may impose frequent trading restrictions that differ from those described above. Participants should consult the prospectus of the Separate Account in which they own units for disclosures provided by the Separate Account to determine what restrictions apply to them. The prospectuses of the Separate Account will contain a description of the Insurance Company’s policies and procedures with respect to frequent purchases and redemptions of Portfolio shares. The restrictions described above, which are designed to prevent or minimize frequent trading that could have an adverse impact on a Portfolio’s performance, apply to trades that occur through the Separate Accounts, based upon their net purchases or redemptions and will not be imposed in circumstances where the Separate Account’s frequent trading policies sufficiently protect Portfolio shareholders.

Dividends, Capital Gains Distributions and Taxes

Each Portfolio generally declares dividends at least annually to pay out substantially all of the Portfolio’s net investment income (dividends) and net realized short and long term capital gains (capital gains distributions). All dividends and capital gains distributions are reinvested in additional shares of the distributing Portfolio.

A Portfolio is not subject to federal income tax on ordinary income and net realized capital gains that it distributes to shareholders, as long as it meets certain federal tax law requirements including, but not limited to requirements related to source of income, diversification of assets and minimum distributions. Each Portfolio is treated as a separate corporation for federal income tax purposes and must satisfy the tax requirements independently.

The Insurance Company, through the Separate Accounts, is the shareholder of the Investment Company’s Portfolios. Under current federal tax law, the Separate Accounts do not pay taxes on the income dividends and capital gains distributions they receive through ownership of the Portfolio’s shares. Each Portfolio intends to comply or continue to comply with the diversification requirements imposed by section 817(h) of the Internal Revenue Code of 1986, as amended, and the regulations thereunder. These requirements place certain limitations on the assets of each Separate Account — and, because section 817(h) and those regulations treat the assets of each Portfolio as assets of the related Separate Account — that may be invested in securities of a single issuer. A Portfolio’s failure to satisfy the section 817(h) requirements would result in taxation of the Insurance Company and treatment of the holders other than as described in the applicable Contract prospectus.

A contractholder or policyowner should refer to the Contract prospectus or brochure for a summary discussion of the tax consequences for increases in account balance and distributions under the Contract.

Breakpoint Discounts

Since the Investment Company does not charge front end or back end sales charges, there are no breakpoint discounts.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Portfolios’ financial performance for the past five years, or for the period of a Portfolio’s operations if shorter. Information for the Portfolios is not available for each of the past five years because the Investment Company had not yet commenced operations as of the date of this prospectus.

Appendix A

Adviser Performance Information

The Mutual of America Variable Insurance Portfolios (the “Investment Company”) has not commenced operations as of the date of the Prospectus. However, the following tables set forth historical performance information for the Funds of Mutual of America Investment Corporation (the “Investment Corporation”) managed by Mutual of America Capital Management LLC (the “Adviser”) that have substantially similar investment objectives, policies, strategies, risks and investment restrictions as the Portfolios of the Investment Company.

The investment activities and future investment performance of each Portfolio and the respective Investment Corporation Fund may differ. The Investment Corporation Funds are separate and distinct from the Portfolios, and their performance is not intended as a substitute for any Portfolio’s performance and should not be considered a prediction of the future performance of a Portfolio.

The tables set forth performance information of the Investment Corporation Funds and various indices for the periods indicated. The returns shown for the Investment Corporation Funds reflect the actual fees and expenses incurred by the Investment Corporation Funds. The tables should be read in conjunction with the notes thereto. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. UNDER NO CIRCUMSTANCES SHOULD THE PERFORMANCE INFORMATION OF THE INVESTMENT CORPORATION FUNDS BE VIEWED AS A SUBSTITUTE FOR THE PERFORMANCE INFORMATION OF ANY PORTFOLIO. Prospective investors should recognize that a Portfolio’s fees and expenses may be higher than those of the Investment Corporation Funds. Accordingly, had the Investment Corporation Funds’ performance records reflected the Portfolio’s fees and estimated expenses, the Investment Corporation Funds’ returns shown in the table may have been lower. Furthermore, there may be certain minor differences between the investment policies of a Portfolio and the respective Investment Corporation Fund, which have no material impact on the manner in which the Portfolio will be managed or the manner in which the Investment Corporation Fund is managed. The future performance of the Investment Corporation Funds and the various indices may differ.

INVESTMENT CORPORATION FUNDS PERFORMANCE

(UNAUDITED)

Performance Relative to Major Indices

Equity Index Fund

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Average Annual Total Returns (for periods ended December 31, 2018)

Equity Index Fund/Comparative Index	Past One Year	Past Five Years	Past Ten Years
Equity Index Fund	(4.56)%	8.32%	12.89%
S&P 500® Index	(4.38)%	8.49%	13.12%
(Index reflects no deduction for fees and expenses)

All America Fund

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Average Annual Total Returns (for periods ended December 31, 2018)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
All America Fund	(8.27)%	6.29%	11.77%
S&P 500® Index	(4.38)%	8.49%	13.12%
(Index reflects no deduction for fees and expenses)

Small Cap Value Fund

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Average Annual Total Returns (for periods ended December 31, 2018)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
Small Cap Value Fund	(14.57)%	2.44%	10.49%
Russell 2000 Value® Index	(12.86)%	3.61%	10.40%
(Index reflects no deduction for fees and expenses)

Small Cap Growth Fund

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Average Annual Total Returns (for periods ended December 31, 2018)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
Small Cap Growth Fund	(12.53)%	3.85%	11.58%
Russell 2000 Growth® Index	(9.31)%	5.13%	13.52%
(Index reflects no deduction for fees and expenses)

Mid Cap Value Fund

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Average Annual Total Returns (for periods ended December 31, 2018)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
Mid-Cap Value Fund	(14.08)%	4.76%	10.05%
Russell Midcap® Value Index	(12.29)%	5.44%	13.03%
(Index reflects no deduction for fees and expenses)

Mid-Cap Equity Index Fund

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Average Annual Total Returns (for periods ended December 31, 2018)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
Mid-Cap Equity Index Fund	(11.26)%	5.84%	13.42%
S&P MidCap 400® Index	(11.08)%	6.03%	13.68%
(Index reflects no deduction for fees and expenses)

International Fund

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Average Annual Total Returns (for periods ended December 31, 2018)

Fund/Comparative Index(es)	Past One Year	Past Five Years	For Ten Years
International Fund	(13.36)%	0.48%	5.68%
MSCI EAFE Index	(13.79)%	0.53%	6.32%
(Index reflects no deduction for fees and expenses)

Money Market Fund

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Average Annual Total Returns (for periods ended December 31, 2018)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
Money Market Fund	1.71%	0.46%	0.16%
FTSE 3-Month Treasury Bill Index	1.86%	0.60%	0.35%
(Index reflects no deduction for fees and expenses)

Mid-Term Bond Fund

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Average Annual Total Returns (for periods ended December 31, 2018)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
Mid-Term Bond Fund	0.57%	2.04%	3.70%
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index	0.88%	1.86%	2.90%
(Index reflects no deduction for fees and expenses)

Bond Fund

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Average Annual Total Returns (for periods ended December 31, 2018)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
Bond Fund	0.17%	3.00%	4.85%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01%	2.52%	3.48%
(Index reflects no deduction for fees and expenses)

Retirement Income Fund

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Average Annual Total Returns (for periods ended December 31, 2018)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
Retirement Income Fund	(1.21)%	3.80%	6.29%
S&P 500® Index	(4.38)%	8.49%	13.12%
Bloomberg Barclays U.S. Aggregate Bond Index	3.54%	2.10%	4.01%
FTSE 3-Month Treasury Bill Index	1.86%	0.60%	0.35%
(Indices reflect no deduction for fees and expenses)

2010 Retirement Fund

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Average Annual Total Returns (for periods ended December 31, 2018)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
2010 Retirement Fund	(1.93)%	4.18%	7.54%
S&P 500® Index	(4.38)%	8.49%	13.12%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01%	2.52%	3.48%
FTSE 3-Month Treasury Bill Rate Index	1.86%	0.60%	0.35%
(Indices reflect no deduction for fees and expenses)

2015 Retirement Fund

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Average Annual Total Returns (for periods ended December 31, 2018)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
2015 Retirement Fund	(3.01)%	4.43%	8.16%
S&P 500® Index	(4.38)%	8.49%	13.12%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01%	2.52%	3.48%
FTSE 3-Month Treasury Bill Index	1.86%	0.60%	0.35%
(Indices reflect no deduction for fees and expenses)

2020 Retirement Fund

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Average Annual Total Returns (for periods ended December 31, 2018)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
2020 Retirement Fund	(4.04)%	4.73%	8.97%
S&P 500® Index	(4.38)%	8.49%	13.12%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01%	2.52%	3.48%
(Indices reflect no deduction for fees and expenses)

2025 Retirement Fund

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Average Annual Total Returns (for periods ended December 31, 2018)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
2025 Retirement Fund	(5.22)%	5.15%	9.85%
S&P 500® Index	(4.38)%	8.49%	13.12%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01%	2.52%	3.48%
(Indices reflect no deduction for fees and expenses)

2030 Retirement Fund

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Average Annual Total Returns (for periods ended December 31, 2018)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
2030 Retirement Fund	(6.49)%	5.38%	10.44%
S&P 500® Index	(4.38)%	8.49%	13.12%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01%	2.52%	3.48%
(Indices reflect no deduction for fees and expenses)

2035 Retirement Fund

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Average Annual Total Returns (for periods ended December 31, 2018)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
2035 Retirement Fund	(7.36)%	5.45%	10.80%
S&P 500® Index	(4.38)%	8.49%	13.12%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01%	2.52%	3.48%
(Indices reflect no deduction for fees and expenses)

2040 Retirement Fund

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Average Annual Total Returns (for periods ended December 31, 2018)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
2040 Retirement Fund	(7.94)%	5.25%	10.90%
S&P 500® Index	(4.38)%	8.49%	13.12%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01%	2.52%	3.48%
(Indices reflect no deduction for fees and expenses)

2045 Retirement Fund

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Average Annual Total Returns (for periods ended December 31, 2018)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
2045 Retirement Fund	(8.29)%	5.13%	10.83%
S&P 500® Index	(4.38)%	8.49%	13.12%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01%	2.52%	3.48%
(Indices reflect no deduction for fees and expenses)

2050 Retirement Fund

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Average Annual Total Returns (for periods ended December 31, 2018)

Fund/Comparative Index(es)	Past One Year	Past Five Years	For Life of Fund
2050 Retirement Fund (commenced operations on October 1, 2012)	(8.74)%	5.04%	8.54%
S&P 500® Index	(4.38)%	8.49%	11.58%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01%	2.52%	1.71%
(Indices reflect no deduction for fees and expenses)

2055 Retirement Fund

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Average Annual Total Returns (for periods ended December 31, 2018)

Fund/Comparative Index(es)	Past One Year	For Life of Fund
2055 Retirement Fund (commenced operations on October 1, 2016)	(8.88)%	5.08%
S&P 500® Index	(4.38)%	8.83%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01%	0.21%
(Indices reflect no deduction for fees and expenses)

Conservative Allocation Fund

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Average Annual Total Returns (for periods ended December 31, 2018)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
Conservative Allocation Fund	(2.04)%	4.04%	6.55%
S&P 500® Index	(4.38)%	8.49%	13.12%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01%	2.52%	3.48%
(Indices reflect no deduction for fees and expenses)

Moderate Allocation Fund

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Average Annual Total Returns (for periods ended December 31, 2018)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
Moderate Allocation Fund	(4.41)%	5.05%	8.89%
S&P 500® Index	(4.38)%	8.49%	13.12%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01%	2.52%	3.48%
(Indices reflect no deduction for fees and expenses)

Aggressive Allocation Fund

Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.

Average Annual Total Returns (for periods ended December 31, 2018)

Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
Aggressive Allocation Fund	(7.13)%	5.19%	10.55%
S&P 500® Index	(4.38)%	8.49%	13.12%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01%	2.52%	3.48%
(Indices reflect no deduction for fees and expenses)

Mutual of America Variable Insurance Portfolios, Inc.

Investment Adviser

Mutual of America Capital Management LLC

Fund Counsel

Katten Muchin Rosenman LLP

Custodian

[Brown Brothers Harriman & Co.]

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

320 Park Avenue, New York, New York 10022-6839

You May Obtain More Information

Registration Statement.  We have filed with the SEC a Registration Statement about the Investment Company. The Registration Statement includes this prospectus, a Statement of Additional Information (the “SAI”), and exhibits which are incorporated by reference and are legally a part of this Prospectus. You may examine and copy the Registration Statement at the SEC’s Public Reference Room in Washington, DC. You may call 1-800-SEC-0330 to learn about the operation of the Public Reference Room.

Statement of Additional Information.  The SAI contains additional information about the Investment Company and its Portfolios. We incorporate the SAI into this Prospectus by reference.

Semi-annual and Annual Reports.  Additional information about the Portfolios’ investments is available in the Investment Company’s annual and semi-annual reports to shareholders. In the annual reports, you will find a discussion (for all Portfolios except the Money Market Portfolio) of the market conditions and investment strategies that significantly affected the Portfolios’ performance during its last fiscal year.

How to Obtain the SAI and Reports.  You may obtain a free copy of the SAI or of the most recent annual and semi-annual reports, by:

•	writing to Mutual of America Variable Insurance Portfolios, Inc. at 320 Park Avenue, New York, NY 10022-6839, or

•	calling 1-800-468-3785 and asking for Mutual of America Variable Insurance Portfolios, Inc.

You may obtain the SAI and the annual and semi-annual reports free of charge through the Mutual of America Life Insurance Company website at http://www.mutualofamerica.com.

The SEC has an Internet website at http://www.sec.gov. You may obtain the Investment Company’s Registration Statement, including the SAI, and its semi-annual and annual reports through the SEC’s Internet site. You also may obtain copies of these documents, upon your payment of a duplicating fee, by electronic request at this e-mail address: publicinfo@sec.gov., or by writing to the SEC’s Public Reference Section, Washington, DC 20549-1520.

Where to Direct Questions.  If you have questions about the operations of the Investment Company, you should contact your representative at Mutual of America Life Insurance Company.

Intended Use.  This prospectus is intended to be used in connection with variable annuity and variable life insurance products issued by Mutual of America Life Insurance Company, and also in connection with certain variable products issued by its former subsidiary company, The American Life Insurance Company of New York, now known as Wilton Re.

Investment Company Act of 1940 Act File Number 811-23449

• • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • • •

Prospectus dated [            2019]

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

320 PARK AVENUE, NEW YORK, NEW YORK 10022

800-468-3785

EQUITY INDEX PORTFOLIO	2010 RETIREMENT PORTFOLIO
ALL AMERICA PORTFOLIO	2015 RETIREMENT PORTFOLIO
MID CAP VALUE PORTFOLIO	2020 RETIREMENT PORTFOLIO
MID-CAP EQUITY INDEX PORTFOLIO	2025 RETIREMENT PORTFOLIO
SMALL CAP VALUE PORTFOLIO	2030 RETIREMENT PORTFOLIO
SMALL CAP GROWTH PORTFOLIO	2035 RETIREMENT PORTFOLIO
SMALL CAP EQUITY INDEX PORTFOLIO	2040 RETIREMENT PORTFOLIO
COMPOSITE PORTFOLIO	2045 RETIREMENT PORTFOLIO
INTERNATIONAL PORTFOLIO	2050 RETIREMENT PORTFOLIO
BOND PORTFOLIO	2055 RETIREMENT PORTFOLIO
MID-TERM BOND PORTFOLIO	2060 RETIREMENT PORTFOLIO
MONEY MARKET PORTFOLIO	CONSERVATIVE ALLOCATION PORTFOLIO
RETIREMENT INCOME PORTFOLIO	MODERATE ALLOCATION PORTFOLIO
AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF ADDITIONAL INFORMATION

[        , 2019]

This Statement of Additional Information (SAI) is not a prospectus. You should read it in conjunction with the Mutual of America Investment Corporation (the “Investment Company”) Prospectus dated [May 1], 2019, and you should keep it for future use.

Copies of the Prospectus and most recent shareholder report are available to you at no charge. To obtain a copy of either document, you may write to the Investment Company at the above address or call the toll-free telephone number listed above.

INVESTMENT COMPANY’S FORM OF OPERATIONS

History and Operating Form

The Investment Company was formed on April 19, 2019 as a Maryland corporation. It is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was created to replace the Funds of Mutual of America Investment Corporation offered as separate account investment options for non-qualified annuity contracts and variable universal life insurance policies issued by Mutual of America Life Insurance Company (“Insurance Company”).

The Investment Company is a diversified open end management company.

The Investment Company issues separate classes (or series) of stock, each of which represents a separate portfolio of investments (a “Portfolio”). There are currently twenty-six Portfolios: the Equity Index Portfolio, All America Portfolio, Mid Cap Value Portfolio, Mid-Cap Equity Index Portfolio, Small Cap Value Portfolio, Small Cap Growth Portfolio, Small Cap Equity Index Portfolio, International Portfolio, Bond Portfolio, Mid-Term Bond Portfolio, Money Market Portfolio, Retirement Income Portfolio, 2010 Retirement Portfolio, 2015 Retirement Portfolio, 2020 Retirement Portfolio, 2025 Retirement Portfolio, 2030 Retirement Portfolio, 2035 Retirement Portfolio, 2040 Retirement Portfolio, 2045 Retirement Portfolio, 2050 Retirement Portfolio, 2055 Retirement Portfolio and 2060 Retirement Portfolio (together, these twelve Portfolios are sometimes referred to as the “Retirement Portfolios”), Conservative Allocation Portfolio, Moderate Allocation Portfolio and Aggressive Allocation Portfolio (together, these three Portfolios are sometimes referred to as the “Allocation Portfolios”).

Offering of Shares

The Investment Company offers Portfolio shares only to separate accounts of the Insurance Company and to certain separate accounts of the Insurance Company’s former indirect wholly-owned subsidiary, The American Life Insurance Company of New York, now known as Wilton Reassurance Life Company of New York (“Wilton Re”). In this SAI, the Insurance Company and Wilton Re are referred to as the “Insurance Companies” and the separate accounts of the Insurance Companies are referred to as the “Separate Accounts”.

Contractholders, participants and policyowners of variable annuity contracts and variable life policies issued by the Insurance Companies allocate their contributions and premiums to funds of the Separate Accounts that purchase shares in the corresponding Portfolios that are available to each Separate Account. Not all Portfolios are offered to all contracts and policies. The Insurance Companies are the record holders of the Investment Company Portfolios’ shares.

Description of Shares

The authorized capital stock of the Investment Company consists of [        ] million shares of common stock, $.001 par value. The Investment Company currently has twenty-six classes of common stock, with each class representing a Portfolio. The Investment Company may establish additional Portfolios and may allocate its authorized shares either to new classes or to one or more of the existing classes.

All shares of common stock, of whatever class, are entitled to one vote. The votes of all classes are cast on an aggregate basis, except that if the interests of the Portfolios differ, the voting is on a Portfolio-by-Portfolio basis. Examples of matters that would require a Portfolio-by-Portfolio vote are changes in the fundamental investment policy of a particular Portfolio and approval of the Investment Advisory Agreement or a Subadvisory Agreement for the Portfolio. The shares of each Portfolio, when issued, will be fully paid and nonassessable and will have no preference, preemptive, conversion, exchange or similar rights. Shares do not have cumulative voting rights. Each issued and outstanding share in a Portfolio is entitled to participate equally in dividends and other distributions declared by the Portfolio and in the net assets of that Portfolio upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. Accrued liabilities that are not allocable to one or more Portfolios will generally be allocated among the Portfolios in proportion to their relative net assets. In the unlikely event that any Portfolio incurred liabilities in excess of its assets, the other Portfolios could be liable for the excess.

INVESTMENT STRATEGIES AND RELATED RISKS

The Prospectus describes each Portfolio’s principal investment strategy(ies) and the related risks. You should refer to “Additional Information on Portfolio Objectives, Principal Investment Strategies and Principal Investment Risks” in the Prospectus to learn about those strategies and risks.

Additional Permitted Investments

The Investment Company’s Portfolios may use investment strategies and purchase types of securities in addition to those discussed in the Prospectus.

Equity Index Portfolio, Mid-Cap Equity Index Portfolio, and Small Cap Equity Index Portfolio: In addition to common stocks, futures contracts and, in the case of the Small Cap Equity Index Portfolio, exchange-traded funds, the Portfolios may invest in:

•	futures and options,

•	exchange traded funds,

•	money market instruments, and

•	U.S. Government and U.S. Government agency obligations.

All America Portfolio: In addition to common stocks, the Adviser, who actively manages approximately 40% of the net assets of the All America Portfolio (the “Active Assets”), may invest assets in:

•	futures and options contracts,

•	exchange traded funds,

•	securities convertible into common stocks, including warrants and convertible bonds,

•	bonds,

•	money market instruments,

•	U.S. Government and U.S. Government agency obligations,

•	foreign securities and ADRs, and

•	preferred stock.

The portion of the All America Portfolio invested to replicate the S&P 500® Index (the “Indexed Assets”) also may be invested in:

•	money market instruments, and

•	U.S. Government and U.S. Government agency obligations.

The Adviser may manage cash allocated to the Active Assets prior to investment in securities.

Mid Cap Value Portfolio: In addition to common stocks, the Mid Cap Value Portfolio may invest in:

•	securities convertible into common stocks, including warrants and convertible bonds,

•	bonds,

•	money market instruments,

•	U.S. Government and U.S. Government agency obligations,

•	foreign securities and ADRs,

•	futures and options contracts, and

•	preferred stock.

Small Cap Value Portfolio: In addition to common stocks, the Small Cap Value Portfolio may invest in:

•	securities convertible into common stocks, including warrants and convertible bonds,

•	bonds,

•	money market instruments,

•	U.S. Government and U.S. Government agency obligations,

•	foreign securities and ADRs,

•	futures and options contracts, and

•	preferred stock.

Small Cap Growth Portfolio: In addition to common stocks, the Small Cap Growth Portfolio may invest in:

•	securities convertible into common stocks, including warrants and convertible bonds,

•	bonds,

•	money market instruments,

•	U.S. Government and U.S. Government agency obligations,

•	foreign securities and ADRs,

•	futures and options contracts, and

•	preferred stock.

International Portfolio: In addition to common stocks, iShares Funds, Vanguard exchange traded funds, and exchange traded funds that track or reflect the MSCI EAFE Index, the International Portfolio may invest in:

•	foreign securities and ADRs,

•	futures and options contracts, and

•	money market instruments.

Bond Portfolio and Mid-Term Bond Portfolio (the “Bond Portfolios”): In addition to investment grade debt securities of the type described in the Prospectus, each Bond Portfolio may invest in:

•	asset-backed securities,

•	non-investment grade securities, for up to 20% of its assets,

•	foreign securities,

•	cash and money market instruments,

•	stocks acquired either by conversion of fixed-income securities or by the exercise of warrants attached to fixed income securities,

•	preferred stock,

•	options, futures contracts and options on futures contracts, and

•	equipment trust certificates.

•	The Portfolio does not currently invest in foreign securities, although it is possible that such investments can be made in the future.

Money Market Portfolio: In addition to commercial paper and U.S. Treasury Bills, the Portfolio may invest in any of the following kinds of money market instruments, payable in United States dollars:

•	securities issued or guaranteed by the U.S. Government or a U.S. Government agency or instrumentality;

•

negotiable certificates of deposit, bank time deposits, bankers’ acceptances and other short-term debt obligations of domestic banks and foreign branches of domestic banks and U.S. branches of foreign banks, which at the time of their most recent annual financial statements show assets in excess of $5 billion;

•

certificates of deposit, time deposits and other short-term debt obligations of domestic savings and loan associations, which at the time of their most recent annual financial statements show assets in excess of $1 billion;

•	repurchase agreements covering government securities, certificates of deposit, commercial paper or bankers’ acceptances;

•	variable amount floating rate notes; and

•	debt securities issued by a corporation.

The Money Market Portfolio may enter into transactions in options, futures contracts and options on futures contracts on United States Treasury securities.

Under the Money Market Portfolio’s investment policy, money market instruments and other short-term debt securities means securities that have a remaining term to maturity of 397 calendar days or less. The dollar-weighted average maturity of the securities held by the Money Market Portfolio will not exceed 60 days.

The securities in the Money Market Portfolio must meet the following quality requirements —

•	All of the securities held by the Money Market Portfolio must have a remaining maturity of 397 calendar days or less; and

•

All of the securities held by the Money Market Portfolio must have been determined by the Money Market Portfolio’s Board of Directors to present minimal credit risks to the Portfolio. Such determination must include an analysis of the capacity of the security’s issuer or guarantor to meet its financial obligations, and such analysis must include, to the extent appropriate, consideration of the following factors with respect to the security’s issuer or guarantor: (A) Financial condition; (B) Sources of liquidity; (C) Ability to react to future market-wide and issuer- or guarantor-specific events, including ability to repay debt in a highly adverse situation; and (D) Strength of the issuer or guarantor’s industry within the economy and relative to economic trends, and issuer’s or guarantor’s competitive position within its industry.

The Adviser must provide an ongoing review of whether each security (other than any U.S. government security) continues to present minimal credit risks. Upon the occurrence of a default with respect to a portfolio security, a portfolio security ceasing to be an eligible security, or an event of insolvency with respect to the issuer of a security or the provider of any guarantee, then the Portfolio will sell any such securities as soon as practicable, unless the Board of Directors determines that sale of those securities would not be in the best interests of the Portfolio.

The Money Market Portfolio will not invest more than 5% of its total assets in securities of, or subject to puts from, any one issuer (other than U.S. government securities and repurchase agreements fully collateralized by U.S. government securities) provided that (a) the Portfolio may invest up to 10% of its total assets in securities issued or guaranteed by a single issuer with respect to which the Portfolio has purchased an unconditional put and (b) the Portfolio may invest up to 25% of its total assets in the securities of a single issuer for up to three business days, provided that it does so with respect to only one issuer at any time.

Retirement Portfolios: In addition to shares of other Portfolios of the Investment Company, the Retirement Portfolios may each invest in:

•	securities issued or guaranteed by the U.S. Government or a U.S. Government agency or instrumentality; and

•	commercial paper and other short-term paper as defined in the 1940 Act.

Allocation Portfolios: In addition to shares of other Portfolios of the Investment Company, the Aggressive Allocation, Moderate Allocation and Conservative Allocation Portfolios may each invest in:

•	securities issued or guaranteed by the U.S. Government or a U.S. Government agency or instrumentality; and

•	commercial paper and other short-term paper as defined in the 1940 Act.

Additional Investment Strategies

Lending of Securities

The Portfolios have the authority to lend their securities. The Portfolios will not lend any securities until the Investment Company’s Board of Directors approves a form of securities lending agreement. Refer to “Fundamental Investment Restrictions”, paragraph 9, and “Non-Fundamental Investment Policies”, paragraph 9, for descriptions of the fundamental and current restrictions on lending by the Portfolios.

Upon lending securities, a Portfolio must receive as collateral cash, securities issued or guaranteed by the United States Government or its agencies, or standby letters of credit, not issued by the Portfolio’s banking lending agent. The collateral amount at all times while the loan is outstanding must be maintained in amounts equal to at least 100% of the current market value of the loaned securities.

The Portfolio will continue to receive interest or dividends on the securities lent. In addition, it will receive a portion of the income generated by the short-term investment of cash received as collateral, or, alternatively, where securities or a letter of credit are used as collateral, a lending fee paid directly to the Portfolio by the borrower of the securities. A Portfolio will have the right to terminate a securities loan at any time. The Portfolio will have the right to regain record ownership of loaned securities in order to exercise beneficial rights, such as voting rights or subscription rights.

Loans of securities will be made only to firms that the Adviser deems creditworthy. There are risks of delay in recovery and even loss of rights in the collateral, however, if the borrower of securities defaults, becomes the subject of bankruptcy proceedings or otherwise is unable to fulfill its obligations or fails financially.

Repurchase Agreements

The Portfolios have the authority to enter into repurchase agreements. A Portfolio may not invest more than 10% of its total assets in repurchase agreements or time deposits that mature in more than seven days. The Portfolios will not enter into any repurchase agreements until the Investment Company’s Board of Directors approves a form of repurchase agreement and authorizes entities as counterparties.

Under a repurchase agreement, a Portfolio acquires underlying debt instruments for a relatively short period (usually not more than one week and never more than one year) subject to an obligation of the seller to repurchase (and the Portfolio to resell) the instrument at a fixed price and time, thereby determining the yield during the Portfolio’s holding period. This results in a fixed rate of return insulated from market fluctuation during such period. Accrued interest on the underlying security will not be included for purposes of valuing a Portfolio’s assets.

Repurchase agreements have the characteristics of loans by a Portfolio and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of the repurchase agreement, the Portfolio retains the security subject to the repurchase agreement as collateral securing the seller’s repurchase obligation, continually monitors the market value of the security subject to the agreement and requires the Portfolio’s seller to deposit with the Portfolio additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement.

The Portfolios will enter into repurchase agreements only with member banks of the Federal Reserve System and with dealers in U.S. Government securities whose creditworthiness has been reviewed and found satisfactory. Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers’ acceptances, or obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, in which the Portfolios may otherwise invest.

A seller of a repurchase agreement could default and not repurchase from a Portfolio the security that is the subject of the agreement. The Portfolio would look to the collateral underlying the seller’s repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller’s obligation to the Portfolio. In such event, the Portfolio might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. There is a risk that if the issuer of the repurchase agreement becomes involved in bankruptcy proceedings, the Portfolio might be delayed or prevented from liquidating the underlying security or otherwise obtaining it for its own purposes, if the Portfolio did not have actual or book entry possession of the security.

When Issued and Delayed Delivery Securities

The Portfolios may from time to time in the ordinary course of business purchase fixed income securities on a when-issued or delayed delivery basis, which means that at the time of purchase the price and yield are fixed, but payment and delivery occur at a future date. Upon purchase of a when-issued or delayed delivery security, a Portfolio will record the transaction and include the security’s value in determining its net asset value and will segregate cash, cash equivalents or other liquid securities in an amount sufficient to pay the purchase price of the security upon delivery. When the security is delivered to the Portfolio, its market value may be more or less than the purchase price. A Portfolio will enter into commitments for when-issued or delayed delivery securities only when it intends to acquire the securities, but if it does sell securities before delivery, the Portfolio may have a capital gain or loss.

Rule 144A Investments, Section 4(2) Commercial Paper and Illiquid Securities

Each Portfolio, with respect to not more than 10% of its total assets, may purchase securities that are not readily marketable, or are “illiquid”. Repurchase agreements of more than seven days’ duration and variable and floating rate demand notes not requiring receipt of the principal note amount within seven days’ notice are considered illiquid. A Portfolio may incur higher transaction costs and require more time to complete transactions for the purchase and sale of illiquid securities than for readily marketable securities. When a Portfolio determines to sell an illiquid security within a relatively short time period, it may have to accept a lower sales price than if the security were readily marketable. Refer to “Non-Fundamental Investment Policies”, paragraph 10. The Adviser will make a factual determination as to whether securities with contractual or legal restrictions on resale purchased by a Portfolio are liquid, based on the frequency of trades and quotes, the number of dealers and potential purchasers, dealer undertakings to make a market, and the nature of the security and the marketplace, pursuant to procedures adopted by the Board of Directors of the Investment Company. Securities that are eligible for purchase and sale under Rule 144A of the Securities Act of 1933 (the 1933 Act) shall be considered liquid, provided the Adviser has not made a contrary determination regarding liquidity in accordance with the Board’s procedures. Rule 144A permits certain qualified institutional buyers to trade in securities even though the securities are not registered under the 1933 Act. In addition, commercial paper privately placed in accordance with Section 4(2) of the 1933 Act also will be considered liquid, provided the requirements set forth in the Board’s procedures are satisfied.

Options and Futures Contracts

Each of the Portfolios other than the Allocation Portfolios and the Retirement Portfolios may purchase and sell options and futures contracts, as described below. Refer to “Non-Fundamental Investment Policies” below, paragraph 1, for a description of the current restrictions on the Portfolios’ purchase of options and futures contracts.

Each Portfolio may sell a call option contract on a security it holds in its portfolio (called a covered call), and it may buy a call option contract on the security to close out a position created by the sale of a covered call.

•

A call option is a short-term contract (generally having a duration of nine months or less) which gives the purchaser of the option the right to purchase the underlying security at a fixed exercise price at any time prior to the expiration of the option regardless of the market price of the security during the option period.

As consideration for writing a covered call option, a Portfolio (the seller) receives from the purchaser a premium, which the Portfolio retains whether or not the option is exercised. The seller of the call option has the obligation, upon the exercise of the option by the purchaser, to sell the underlying security at the exercise price at any time during the option period.

Each Portfolio may buy a put option contract on a security it holds in its portfolio, and it may sell a put option contract on the security to close out a position created by the purchase of the put option contract.

•

A put option is a similar short-term contract that gives the purchaser of the option the right to sell the underlying security at a fixed exercise price at any time prior to the expiration of the option regardless of the market price of the security during the option period. As consideration for the put option, a Portfolio (the purchaser) pays the seller a premium, which the seller retains whether or not the option is exercised. The seller of the put option has the obligation, upon the exercise of the option by the purchaser, to purchase the underlying security at the exercise price at any time during the option period. The buying of a covered put contract limits the downside exposure for the investment in the underlying security to the combination of the exercise price less the premium paid.

Each Portfolio may purchase and sell futures contracts, and purchase options on futures contracts, on fixed-income securities or on an index of securities, such as the Standard & Poor’s 100® Index, the Standard & Poor’s 500® Index or the New York Stock Exchange Composite Index.

•

A futures contract on fixed income securities requires the seller to deliver, and the purchaser to accept delivery of, a stated quantity of a given type of fixed income security for a fixed price at a specified time in the future. A futures contract or option on a stock index provides for the making and acceptance of a cash settlement equal to the change in value of a hypothetical portfolio of stocks between the time the contract is entered into and the time it is liquidated, times a fixed multiplier. Futures contracts may be traded domestically only on exchanges which have been designated as “contract markets” by the Commodity Futures Trading Commission, such as the Chicago Board of Trade.

•

An option on a futures contract provides the purchaser with the right, but not the obligation, to enter into a “long” position in the underlying futures contract (in the case of a call option on a futures contract), or a “short” position in the underlying futures contract (in the case of a put option on a futures contract), at a fixed price up to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties are subject to all of the risks associated with the trading of futures contracts, such as payment of margin deposits.

•

A Portfolio does not pay or receive a payment upon its purchase or sale of a futures contract. Initially, a Portfolio will be required to deposit with the Portfolio’s custodian in the broker’s name an amount of cash or U.S. Treasury bills equal to approximately 5% of the contract amount. This amount is known as “initial margin.”

•

While a futures contract is outstanding, there will be subsequent payments, called “maintenance margin”, to and from the broker. These payments will be made on a daily or intraday basis as the price of the underlying instrument or stock index fluctuates making, the long and short positions in the futures contract more or less valuable. This process is known as “mark to market”. At any time prior to expiration of the futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s position in the futures contract and may require additional transaction costs. A final determination of margin is then made, additional cash is required to be paid by or released to the Portfolio, and the Portfolio realizes a loss or gain.

A Portfolio may use futures contracts to protect against general increases or decreases in the levels of securities prices, in the manner described below.

•

When a Portfolio anticipates a general decrease in the market value of portfolio securities, it may sell futures contracts. If the market value falls, the decline in the Portfolio’s net asset value may be offset, in whole or in part, by corresponding gains on the futures position.

•

A Portfolio may sell futures contracts on fixed-income securities in anticipation of a rise in interest rates that would cause a decline in the value of fixed-income securities held in the Portfolio’s portfolio.

•	A Portfolio may sell stock index futures contracts in anticipation of a general market wide decline that would reduce the value of its portfolio of stocks.

•

When a Portfolio projects an increase in the cost of fixed-income securities or stocks to be acquired in the future, the Portfolio may purchase futures contracts on fixed-income securities or stock indexes. If the hedging transaction is successful, the increased cost of securities subsequently acquired may be offset, in whole or in part, by gains on the futures position.

•

Instead of purchasing or selling futures contracts, a Portfolio may purchase call or put options on futures contracts in order to protect against declines in the value of portfolio securities or against increases in the cost of securities to be acquired.

•

Purchases of options on futures contracts may present less risk in hedging a portfolio than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium paid for the option, plus related transaction costs.

•

As in the case of purchases and sales of futures contracts, a Portfolio may be able to offset declines in the value of portfolio securities, or increases in the cost of securities acquired, through gains realized on its purchases of options on futures.

•

The Portfolios also may purchase put options on securities or stock indexes for the same types of securities for hedging purposes. The purchase of a put option on a security or stock index permits a Portfolio to protect against declines in the value of the underlying security or securities in a manner similar to the sale of futures contracts.

•	In addition, the Portfolios may write call options on portfolio securities or on stock indexes for the purpose of increasing their returns and/or to protect the value of their portfolios.

•

When a Portfolio writes an option which expires unexercised or is closed out by the Portfolio at a profit, it will retain the premium paid for the option, less related transaction costs, which will increase its gross income and will offset in part the reduced value of a portfolio security in connection with which the option may have been written.

•

If the price of the security underlying the option moves adversely to the Portfolio’s position, the option may be exercised and the Portfolio will be required to sell the security at a disadvantageous price, resulting in losses which may be only partially offset by the amount of the premium.

•

A call option on a security written by a Portfolio will be covered through ownership of the security underlying the option or through ownership of an absolute and immediate right to acquire such security upon conversion or exchange of other securities held in its portfolio.

Risks in futures and options transactions include the following:

•	There may be a lack of liquidity, which could make it difficult or impossible for a Portfolio to close out existing positions and realize gains or limit losses.

The liquidity of a secondary market in futures contracts or options on futures contracts may be adversely affected by “daily price fluctuation limits,” established by the exchanges on which such instruments are traded, which limit the amount of fluctuation in the price of a contract during a single trading day. Once the limit in a particular contract has been reached, no further trading in such contract may occur beyond such limit, thus preventing the liquidation of positions, and requiring traders to make additional variation margin payments. Market liquidity in options, futures contracts or options on futures contracts may also be adversely affected by trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity.

•

The securities held in a Portfolio’s portfolios may not exactly duplicate the security or securities underlying the options, futures contracts or options on futures contracts traded by the Portfolio, and as a result the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index, securities or debt obligation.

•	A Portfolio purchasing an option may lose the entire amount of the premium plus related transaction costs.

•	For options on futures contracts, changes in the value of the underlying futures contract may not be fully reflected in the value of the option.

•

With respect to options and options on futures contracts, the Portfolios are subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder.

•

In writing a covered call option on a security or a stock index, a Portfolio may incur the risk that changes in the value of the instruments used to cover the position will not correlate precisely with changes in the value of the option or underlying the index or instrument.

•

The opening of a futures position and the writing of an option are transactions that involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses.

Additional Information about Specific Types of Securities

Non-Investment Grade Securities

The Bond Portfolios may purchase non-investment grade debt securities. In addition, the Bond Portfolios and the other Portfolios that purchase debt securities may hold a security that becomes non-investment grade as a result of impairments of the issuer’s credit.

Fixed-income securities that are rated in the lower rating categories of the nationally recognized rating services (Ba or lower by Moody’s and BB or lower by Standard & Poor’s), or unrated securities of comparable quality, are commonly known as non-investment grade securities or “junk bonds”. Junk bonds are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Investment in non-investment grade securities involves substantial risk. Junk bonds may be issued by less creditworthy companies or by larger, highly leveraged companies, and are frequently issued in corporate restructurings, such as mergers and leveraged buy-outs. Such securities are particularly vulnerable to adverse changes in the issuer’s industry and in general economic conditions. Junk bonds frequently are junior obligations of their issuers, so that in the event of the issuer’s bankruptcy, claims of the holders of junk bonds will be satisfied only after satisfaction of the claims of senior security holders.

Non-investment grade bonds tend to be more volatile than higher-rated fixed-income securities, so that adverse economic events may have a greater impact on the prices of junk bonds than on higher-rated fixed-income securities. Junk bonds generally are purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in the non-investment grade bond market, and the market may be less liquid than the market for higher-rated fixed-income securities, even under normal economic conditions. Also, there may be significant disparities in the prices quoted for junk bonds by various dealers. Adverse economic conditions or investor perceptions (whether or not based on economic fundamentals) may impair the liquidity of this market, and may cause the prices that a Portfolio may receive for any non-investment grade bonds to be reduced, or might cause a Portfolio to experience difficulty in liquidating a portion of its portfolio.

U.S. Government and U.S. Government Agency Obligations

All of the Portfolios may invest in U.S. Government and U.S. Government agency obligations. Some of these securities also may be considered money market instruments. Some also may be mortgage-backed securities or zero coupon securities.

U.S. Government Obligations: These securities are issued and guaranteed as to principal and interest by the United States Government. They include a variety of Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes at the time of issuance have maturities of two to ten years and Treasury bonds have a maturity of 30 years.

U.S. Government Agency Obligations: Agencies of the United States Government that issue or guarantee obligations include, among others, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Student Loan Marketing Association, Maritime Administration, Small Business Administration and the Tennessee Valley Authority.

Instrumentalities of the United States Government that issue or guarantee obligations include, among others Federal Farm Credit Banks, Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks and Banks for Cooperatives.

Some of the securities issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury, while others are supported only by the credit of the instrumentality that issued the obligation.

Money Market Instruments

All of the Portfolios may purchase money market instruments, which include the following.

Certificates of Deposit. Certificates of deposit are generally short term, interest-bearing negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.

Time Deposits. Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate, for which no negotiable certificate is received.

Bankers’ Acceptance. A bankers’ acceptance is a draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Commercial Paper. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

Variable Amount Floating Rate Notes. Variable floating rate notes are short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. These are interest-bearing notes on which the interest rate generally fluctuates on a weekly basis.

Corporate Debt Securities. Corporate debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities.

Treasury Bills. See “U.S. Government and U.S. Government Agency Obligations” above.

Because the Money Market Portfolio and the other Portfolios generally will purchase only money market instruments that are rated high quality and have short terms to maturities, these money market instruments are considered to have low levels of market risk and credit risk.

Zero Coupon Securities and Discount Notes; Redeemable Securities

The Bond Portfolios may invest in discount notes and zero coupon securities. Discount notes mature in one year or less from the date of issuance. Zero coupon securities may be issued by corporations or by certain U.S. Government agencies.

Discount notes and zero coupon securities do not pay interest. Instead, they are issued at prices that are discounted from the principal (par) amount due at maturity. The difference between the issue price and the principal amount due at maturity (or the amount due at the expected redemption date in some cases if the securities are callable) is called “original issue discount”. A Portfolio must accrue original issue discount as income, even if the Portfolio does not actually receive any payment under the security during the accrual period. The purchase price paid for zero coupon securities at the time of issuance, or upon any subsequent resale, reflects a yield-to-maturity required by the purchaser from the purchase date to the maturity date (or expected redemption date).

Zero coupon securities and discount notes may fluctuate more in market value and be more difficult for a Portfolio to resell during periods of interest rate changes in the economy than comparable securities that pay interest in cash at regular intervals. The market values of outstanding debt securities generally decline when interest rates are rising, and during such periods a Portfolio may lose more investment capital if it sells zero coupon securities prior to their maturity date or expected redemption date than if it sells comparable interest-bearing securities. In general, the longer the remaining term to maturity or expected redemption of a security, the greater the impact on market value from rising interest rates.

Foreign Securities and American Depository Receipts (ADRs)

In addition to investing in domestic securities, each of the Portfolios other than the Money Market Portfolio and the Allocation Portfolios may invest in securities of foreign issuers, including securities traded outside the United States. Foreign issues guaranteed by domestic corporations are considered to be domestic securities.

ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer. ADRs are publicly traded on exchanges or over-the-counter in the United States.

The Investment Company has a non-fundamental investment policy that limits foreign securities, including foreign exchange transactions, and ADRs to 25% of a Portfolio’s total assets, except that this policy does not apply to the International Portfolio. (See “Non-Fundamental Investment Policies”, paragraph 2.) The Investment Company currently anticipates that no Portfolio, except for the International Portfolio, will invest more than 10% of its total assets in foreign securities or foreign exchange transactions.

The Investment Company will consider special factors before investing in foreign securities and ADRs. These include:

•	changes in currency rates or currency exchange control regulations,

•	the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards,

•	less liquidity and more volatility in foreign securities markets (not applicable to ADRs),

•	the impact of political, social or diplomatic developments, and

•	the difficulty of assessing economic trends in foreign countries.

The Portfolios could encounter greater difficulties in bringing legal processes abroad than would be encountered in the United States. In addition, transaction costs in foreign securities may be higher.

Exchange Traded Funds

An exchange traded fund (ETF) is a type of investment company that is similar to an index fund in that it primarily invests in securities of companies that are included in a particular market index. The shares of ETFs are traded on an exchange, similar to shares of stocks. The Equity Index Portfolio, Small Cap Equity Index Portfolio, Mid-Cap Equity Index Portfolio and the passive portion of the All America Portfolio may invest in ETFs that track the index to invest available cash to attempt to efficiently and cost effectively keep the Portfolio fully invested on a daily basis in an attempt to minimize deviation from the performance of its respective index. The International Portfolio may invest in ETFs that reflect, replicate or closely follow the holdings in the MSCI EAFE Index. As described in the Prospectus, the International Portfolio’s ability to invest in underlying ETFs will be severely constrained unless the underlying ETFs have received exemptive orders from the SEC permitting such investments in excess of the limitations set forth in the 1940 Act and both the underlying ETFs and the International Portfolio takes all appropriate measures to comply with the terms and conditions of such orders. Other risks associated with investments in ETFs are described in more detail in the Prospectus.

Convertible Securities

The Bond Portfolios may invest in convertible securities. Convertible securities can be converted by the holder into common stock of the issuer, at the price and on the terms set forth by the issuer when the convertible securities are initially sold. Convertible securities normally provide a higher yield than the underlying stock but a lower yield than a fixed-income security without the convertibility feature. The price of the convertible security normally will vary to some degree with changes in the price of the underlying stock, although the higher yield tends to make the convertible security less volatile than the underlying common stock. The price of the convertible security also will vary to some degree inversely with interest rates.

Equipment Trust Certificates

The Bond Portfolios may invest in equipment trust certificates. The proceeds of those certificates are used to purchase equipment, such as railroad cars, airplanes or other equipment, which in turn serve as collateral for the related issue of certificates.

The equipment subject to a trust generally is leased by a railroad, airline or other business, and rental payments provide the projected cash flow for the repayment of the equipment trust certificates. Holders of equipment trust certificates must look to the collateral securing the certificates, and any guarantee provided by the lessee or any parent corporation for the payment of lease amounts, in the case of default in the payment of principal and interest on the certificates.

The Investment Company currently has a non-fundamental investment policy that no Portfolio will invest more than 5% of its total assets in equipment trust certificates.

Asset-Backed Securities

The Bond Portfolios may invest in securities backed by consumer or credit card loans or other receivables or may purchase interests in pools of such assets.

Changes in interest rates may significantly affect the value of these securities, and prepayment rates will impact the yield and price of the securities. A decline in interest rates may result in increases in prepayment, and a Portfolio will have to invest prepayment proceeds at the prevailing lower interest rates. Asset-backed securities generally are not expected to prepay to the same extent as mortgage-backed securities in such circumstances. An increase in interest rates may result in prepayment at a rate slower than was assumed when the security was purchased. The creditworthiness of an issuer of asset-backed securities also may impact the value of the securities.

The Investment Company currently has a non-fundamental investment policy that no Portfolio will:

•	invest more than 10% of its total assets in asset-backed securities,

•	invest in interest-only strips or principal-only strips of asset-backed securities, or

•	purchase the most speculative series or class of asset-backed securities issues.

Mortgage-Backed Securities

The Bond Portfolios may invest in mortgage-backed securities. You should refer to the discussion of Mortgage-Backed Securities in the Prospectus under “Description of Principal Risks”.

The Investment Company currently has a non-fundamental investment policy that no Portfolio will:

•

if the Portfolio invests primarily in fixed income securities, invest more than 10% of its total assets in mortgage-backed securities that are not also considered to be U.S. Government or U.S. Government agency securities,

•	if the Portfolio invests primarily in equity securities, invest in mortgage-backed securities unless they are also considered to be U.S. Government Securities,

•	invest in interest-only strips or principal-only strips of mortgage-backed securities, or

•	purchase the most speculative series or class of collateralized mortgage obligation issues or other mortgage-backed securities issues.

Warrants

The Bond Portfolios may acquire warrants. A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrantholder generally may pay cash for the common stock to be purchased or may surrender principal amount of the related debt security the warrantholder owns equal to the purchase price for the stock.

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

The Investment Company currently has a non-fundamental investment policy that no Portfolio will invest more than 5% of its assets in warrants.

Preferred Stock

The Bond Portfolios may purchase preferred stock. A corporation may issue a form of equity security called preferred stock. Compared to common stock, preferred stock has advantages in the receipt of dividends and in the receipt of the corporation’s assets upon liquidation. Preferred stockholders, however, usually do not have voting rights at meetings of the corporation’s shareholders.

An issuer of preferred stock must pay a dividend to holders of preferred stock before it distributes a dividend to holders of common stock. When a corporation issues preferred stock, it sets a dividend rate, or a formula to determine the rate. If a corporation does not have sufficient earnings to pay the specified dividend to preferred stockholders, the unpaid dividend may accrue (cumulate) and become payable when the corporation’s earnings increase. Bondholders, in contrast, are entitled to receive interest and principal due, regardless of the issuer’s earnings.

Some issues of preferred stock give the holder the right to convert the preferred stock into shares of common stock, when certain conditions are met. A holder of preferred stock that is not convertible, or of preferred stock that is convertible but has not met the conditions for conversion, does not share in the earnings of the issuer other than through the receipt of dividends on the preferred stock. The market value of convertible preferred stock generally fluctuates more than the market value of nonconvertible preferred stock, because the value of the underlying common stock will affect the price of the convertible stock.

Preferred stock has the risk that a corporation may not have earnings from which to pay the dividends as they become due. Even if a corporation is paying dividends, if the dividend rate is fixed (and not variable), changes in interest rates generally will affect the market value of the preferred stock in the same manner as for debt obligations.

The Investment Company currently has a non-fundamental investment policy that no Portfolio will invest more than 10% of its assets in preferred stock.

Insurance Law Restrictions

Insurance laws and regulations in States where the Insurance Companies operate govern investments by Separate Accounts. If necessary in order for shares of the Investment Company’s Portfolios to remain eligible investments for the Separate Accounts, a Portfolio may from time to time limit the amount of its investments in certain types of securities, such as foreign securities and debt or equity securities of certain issuers.

Restrictions on the Use of Futures Contracts and Options

Each non-money market fund may enter into futures contracts, options, options on futures contracts, or swap agreements as permitted by its investment policies and the Commodity Futures Trading Commission (CFTC) rules. The Advisor to each Portfolio has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, the Advisor is not subject to registration or regulation as commodity pool operator under that Act with respect to its provision of services to each Portfolio.

The CFTC recently adopted certain rule amendments that, once effective, may impose additional limits on the ability of the Portfolios to invest in futures contracts, options on futures, swaps, and certain other commodity interests if its investment advisor does not register with the CFTC as a “commodity pool operator” with respect to such Portfolio. It is expected that the Portfolios will be able to execute their investment strategies within the limits adopted by the CFTC’s rules. As a result, the Advisor does not intend to register with the CFTC as a commodity pool operator on behalf of any of the Portfolios. In the event that one of the Portfolios engages in transactions that necessitate future registration with the CFTC, the Advisor will register as a commodity pool operator and comply with applicable regulations with respect to that Portfolio.

To the extent required by law, each Portfolio will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental policies. The Portfolios may not change these policies unless a majority of the outstanding voting shares of each affected Portfolio approves the change. A majority of the outstanding voting shares means the lesser of: (1) 67% or more of the outstanding shares of the Portfolio present at the meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Portfolio. No Portfolio will:

1.	underwrite the securities issued by other companies, except to the extent that the Portfolio’s purchase and sale of portfolio securities may be deemed to be an underwriting;

2.	purchase physical commodities or contracts involving physical commodities;

3.

based on its investments in individual issuers, be non-diversified as defined under the 1940 Act, which currently restricts a Portfolio, with respect to 75% of the value of its total assets, from investing more than 5% of its total assets in the securities of any one issuer, other than (i) securities issued or guaranteed by the United States Government or its agencies or instrumentalities (“U.S. Government Securities”), and (ii) securities of other registered investment companies; in addition the Money Market Portfolio will not invest in any securities that would cause it to fail to comply with applicable diversification requirements for money market funds under the 1940 Act and rules thereunder, as amended from time to time;

4.

based on its investment in an issuer’s voting securities, be non-diversified as defined under the 1940 Act, which currently restricts a Portfolio, with respect to 75% of the value of its total assets, from purchasing more than 10% of the outstanding voting securities of any one issuer other than (i) U.S. Government Securities, and (ii) securities of other registered investment companies, and imposes additional restrictions on the Money Market Portfolio;

5.	issue senior securities, except as permitted under the 1940 Act and the rules thereunder as amended from time to time;

6.

invest more than 25% of its assets in the securities of issuers in one industry, other than U.S. Government Securities. For Portfolios that invest in other Portfolios and/or exchange traded funds, the Portfolio will look through to the underlying Portfolios and/or exchange traded funds to ensure compliance with this policy;

7.

purchase real estate or mortgages directly, but a Portfolio may invest in mortgage-backed securities and may purchase the securities of companies whose businesses deal in real estate or mortgages, including real estate investment trusts;

8.

borrow money, except to the extent permitted by the 1940 Act and rules thereunder, as amended from time to time, which currently limit a Portfolio’s borrowing to 33 1⁄3% of total assets (including the amount borrowed) minus liabilities (other than borrowings) and require the reduction of any excess borrowing within three business days; or

9.

lend assets to other persons (with a Portfolio’s entry into repurchase agreements or the purchase of debt securities not being considered the making of a loan), except to the extent permitted by the 1940 Act and rules thereunder, as amended from time to time, which currently limit a Portfolio’s lending to 33 1⁄3% of its total assets, or pursuant to any exemptive relief granted by the SEC.

Current 1940 Act provisions applicable to fundamental investment restriction #3 above: The 1940 Act and rules thereunder currently restrict a Portfolio, with respect to 75% of the value of its total assets, from investing more than 5% of its total assets in the securities of any one issuer, other than (i) securities issued or guaranteed by the United States Government or its agencies or instrumentalities (“U.S. Government Securities”), and (ii) securities of other registered investment companies;

Current 1940 Act provisions applicable to fundamental investment restriction #4 above: The 1940 Act and rules thereunder currently restrict a Portfolio, with respect to 75% of the value of its total assets, from purchasing more than 10% of the outstanding voting securities of any one issuer other than (i) U.S. Government Securities, and (ii) securities of other registered investment companies, and imposes additional restrictions on the Money Market Portfolio.

With respect to fundamental investment restriction #6 above: The Equity Index Portfolio, Small Cap Equity Index Portfolio and the Mid-Cap Equity Index Portfolio will be concentrated to the same degree as the index each Portfolio tracks.

With respect to fundamental investment restriction #6 above: The International Portfolio will look through to the investments of the underlying portfolios to determine the Portfolio’s concentration.

Current 1940 Act provisions applicable to fundamental investment restriction #8 above: The 1940 Act and rules thereunder currently limit a Portfolio’s borrowing to 33 1⁄3% of total assets (including the amount borrowed) minus liabilities (other than borrowings) and require the reduction of any excess borrowing within three days (excluding Sundays and holidays).

Current 1940 Act provisions applicable to fundamental investment restriction #9 above: The 1940 Act and rules thereunder currently limit a Portfolio’s lending to 33 1⁄3% of its total assets, with a Portfolio’s entry into repurchase agreements or the purchase of debt securities not being considered the making of a loan for this purpose.

NON-FUNDAMENTAL INVESTMENT POLICIES

The following investment restrictions are not fundamental policies. They may be changed without shareholder approval by a vote of the Board of Directors of the Investment Company, subject to any limits imposed by the 1940 Act or applicable regulatory authorities and subject to each Portfolio’s investment objectives and permitted investments. No Portfolio will:

1.

purchase or sell options or futures contracts or options on futures contracts unless the options or contracts relate to U.S. issuers or U.S. stock indexes and are not for speculation, and in addition (i) a Portfolio may write only covered call options and may buy put options only if it holds the related securities, (ii) a Portfolio may invest in futures contracts to hedge not more than 20% of its total assets, and (iii) premiums paid on outstanding options contracts may not exceed 5% of the Portfolio’s total assets;

2.

with the sole exception of the International Portfolio, invest in foreign exchange nor invest more than 25% of its total assets in securities of foreign issuers and American Depository Receipts (ADRs);

3.	invest for the purpose of exercising control over management of an issuer (either separately or together with any other Portfolios);

4.	make short sales, except when the Portfolio owns or has the right to obtain securities of equivalent kind and amount that will be held for as long as the Portfolio is in a short position;

5.

if its investment policy is to invest primarily in equity securities, purchase mortgage-backed securities unless they are also U.S. Government Securities, or if its investment policy is to invest primarily in fixed income securities, invest more than 10% of its total assets in mortgage-backed securities that are not also U.S. Government Securities;

6.

invest in the securities of any registered investment company except as permitted under the Investment Company Act of 1940 and the rules thereunder, as amended from time to time, or by any exemptive relief granted by the SEC, except that the Portfolios other than the Allocation Portfolios and the Retirement Portfolios may not acquire any securities of registered open-end investment companies in reliance on the provisions of Section 12(d)(1)(F) or (G) of the 1940 Act;

7.

purchase securities on margin, except that credits for the clearance of portfolio transactions and the making of margin payments for futures contracts and options on futures contracts shall not constitute the purchasing of securities on margin;

8.

borrow money except for temporary or emergency purposes (not for investment or leveraging) or under any reverse repurchase agreement, provided that a Portfolio’s aggregate borrowings may not exceed 10% of the value of the Portfolio’s total assets and it may not purchase additional securities if its borrowings exceed that limit;

9.	lend more than 10% of its assets;

10.

invest more than 10% of its total assets (5%, in the case of the Money Market Portfolio) in securities that are considered to be illiquid because they are subject to legal or contractual restrictions on resale or are otherwise not readily marketable, including repurchase agreements and time deposits that do not mature within seven days but excluding Rule 144A securities and other restricted securities that are determined to be liquid pursuant to procedures adopted by the Board of Directors;

11.	invest more than 5% of its total assets in equipment trust certificates;

12.	invest more than 10% of its total assets in asset-backed securities or purchase the most speculative series or class of asset-backed securities issues;

13.	purchase the most speculative series or class of collateralized mortgage obligation issues or other mortgage-backed securities issues;

14.	invest in interest-only strips or principal only strips of asset-backed securities, mortgage-backed securities or other debt securities;

15.	invest more than 5% of its assets in warrants; or

16.	invest more than 10% of its assets in preferred stock.

A Portfolio may, from time to time, take temporary defensive positions that are inconsistent with the Portfolio’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, which may cause the Portfolio to not achieve its investment objective. Should a Portfolio takes a temporary defensive position, it may change its allocation among the asset classes in which the Portfolio invests, including by increasing the percentage of cash held by the Portfolio.

Disclosure of Portfolio Securities Information. The policies and procedures of the Investment Company with respect to disclosure of portfolio securities information are set forth in its compliance manual, which has been approved and adopted by the Board of Directors. The Board has also approved the Principal Underwriter’s, Adviser’s and other service providers’ written compliance policies and procedures, which contain their policies and procedures with respect to disclosure of portfolio securities information. The Investment Company posts its top 10 holdings on its website each month. Typically the information is five to ten calendar days old when posted. The Investment Company discloses to shareholders and others only information that is made available to the public, on a quarterly basis. With the sole exception of certain disclosures to certain parties (“Recipients”) that are for legitimate business purposes and beneficial to the Investment Company, such as providing information reasonably requested by regulatory authorities, by consultants and rating services, no information on portfolio securities will be disclosed to any party until it has first been made available to the public on the Investment Company’s website. Requests by Recipients will be reviewed on a case-by-case basis, and aside from the agreements described below, there are no ongoing arrangements for disclosing information to Recipients. Any disclosures to Recipients may be made only with advance approval of the Chief Executive Officer (“CEO”), Chief Compliance Officer (“CCO”) and counsel, must contain limitations on use, and, if the requested disclosure should include information not already available to the public as stated above, it must be covered by a confidentiality and nondisclosure agreement which includes an agreement not to use the information to make trading decisions on behalf of the Recipient or others.

With respect to the Money Market Portfolio the Money Market Portfolio makes certain portfolio holdings information pursuant to Rule 2a-7 of the Investment Company Act of 1940 available monthly on Mutual of America Life Insurance Company’s public website by posting the required information as of the last business day of the previous month, no later than the 5th business day of the month. This information will be maintained on the website for 6 months after posting, and a link is provided to the Portfolio information on the SEC website. Additionally the Portfolio provides the SEC with more detailed portfolio holdings information pursuant to Rule 2a-7 via a monthly electronic filing on Form N-MFP. Such information will be submitted electronically to the SEC as of the last business day of the prior month within 5 business days after the end of each month, in an eXtensible Markup Language (“XML”) tagged data format. A link to the Form N-MFP filings is provided on Mutual of America Life Insurance Company’s public website. As of April 14, 2016, pursuant to Rule 2a-7 of the Investment Company Act of 1940, the Money Market Portfolio made certain portfolio holdings information available daily on Mutual of America Life Insurance Company’s public website by posting the required information each business day as of the end of the preceding business day. The website includes information for each day of the preceding six months, and a link is provided to the Portfolio information on the SEC website.

Recipients at the present time include third-parties that calculate information derived from holdings for use by the Adviser, a third-party that assists with the administration of the codes of ethics, third parties that supply analyses of holdings, and may include reputable ratings and ranking organizations. Entities receiving this information must agree to: reasonably ensure that the holdings information will be kept confidential, prevent employee use of the information for their personal benefit, and restrict the nature and type of information that they may disclose to third-parties. Primary reliance is placed on the reputation and experience of the third party in properly handling confidential information and non-disclosure agreements when determining that disclosure is not likely to be harmful to a Portfolio.

At this time, the entities receiving information described in the prior paragraph under agreements containing confidentiality obligations are: ICE Data Services (provides fixed income pricing for the purposes of NAV calculation, full or partial fund holdings daily, with no lag time); Factset Research Systems Inc. (equity quantitative analytical application that provides attribution analysis for the portfolios, full or partial fund holdings daily, no lag time); Bloomberg Finance, L.P., (provides a trading platform for fixed income and equity securities, provides a comprehensive listing of portfolio security holdings and provides fixed income portfolio analytics, full or partial fund holdings daily, no lag time); Reuters (provides equity pricing for the purposes of NAV calculation and provides fixed income portfolio analytics, full or partial fund holdings daily, no lag time); Princeton Financial Systems (provides the accounting system, where the data is hosted by the Investment Company but PFS has periodic access for fixes, patches and upgrades, full or partial fund holdings available daily but provided periodically when needed no more frequently than monthly, no lag time); Brown Brothers Harriman & Co., (performs fund accounting and calculates daily NAV, no lag time); Clearwater, LLP (provides analytics and calculates daily shadow NAV, no lag time); Bondedge (provides fixed income quantitative analytical application, full or partial holdings daily, no lag time); GT Analytics (provides best execution analysis, on a quarterly basis transactions are sent to GT, several days after the end of each quarter); Institutional Shareholder Services (a unit of Risk Metrics, the proxy voting service for portfolio shares, that provides a daily feed of custodial holdings); and Compliance Science (used to monitor persons subject to the codes of ethics for their compliance with the codes of ethics including black-out periods, is provided equity and fixed income transaction data daily). Mutual of America Capital Management LLC as Adviser manages the portfolio and is therefore aware of all portfolio holdings information whether public or non-public on a daily basis.

Since there has been no disclosure to other Recipients of information which is not otherwise publicly available, there are no other confidentiality agreements in effect as of [ , 2019] for Recipients. Because of this strict policy on disclosure, the potential for conflict of interest is very low, and the prior approval of the CEO and CCO for disclosure to Recipients, in part, seeks to determine and eliminate such conflicts as may arise and to assure that disclosure of information to Recipients is in the best interests of the Portfolio’s shareholders. Aside from the above listed agreements, there are no special or routine arrangements to permit disclosure of portfolio securities information that is not already available to the public. Further, it is the Investment Company’s policy that neither the Investment Company, nor the Adviser, nor any other party receives any compensation for any disclosure of portfolio securities information by the Investment Company.

MANAGEMENT OF THE INVESTMENT COMPANY

Directors and Officers

[The tables below show information about the Directors and officers of the Investment Company. The Directors of the Investment Company consist of eight individuals, seven of whom are not “interested persons” of the Investment Company as defined in the 1940 Act (“Independent Directors”). The Directors are responsible for the overall supervision of the Investment Company’s operations and performs the various duties imposed on the directors of investment companies by the 1940 Act and the laws of Maryland. The Director elects officers of the Investment Company. The address of each Director and officer is c/o Mutual of America Variable Insurance Portfolios, Inc., 320 Park Avenue, New York, New York 10022-6839.

The Investment Company does not hold annual meetings of shareholders, and each Director has been elected by shareholders to serve until a successor is duly elected at a meeting of shareholders called for the purpose of electing directors. Each officer of the Investment Company has been elected by the Board of Directors to serve until a successor is duly elected. The Independent Directors do not serve as directors of any other investment companies advised by or affiliated with the Adviser or the Insurance Company with the exception of serving on the Board of Directors of Mutual of America Investment Corporation (“Investment Corporation” or “MOAIC”) and Mutual of America Institutional Funds, Inc. (“Institutional Funds” or “MOAIF”), both affiliated registered management investment companies, which also receive investment advice from the Adviser. The Interested Directors and officers of the Investment Company do not receive compensation from the Investment Company for their service. James R. Roth serves as director of two other investment companies advised by or affiliated with the Adviser, Investment Corporation and Institutional Funds.

Currently, the Chairman of the Board is an interested person of the Portfolio and is also the Chief Executive Officer. The Board has an Audit Committee consisting entirely of the independent directors. The Audit Committee serves as the Nominating Committee as and when required. The Board has determined that the Board’s current structure, with an interested person as Chairman of the Board is satisfactory given the characteristics of the Corporation and its business and the Board considered the potential for conflicts of interest, in its determination with regard to the interested Chairman of the Board. The Board has determined that the Chairman of the Audit Committee has historically functioned as the Lead Director of the disinterested members of the Board of Directors. The Board has determined that the Disinterested Director serving at any given time as Chair of the Audit Committee shall also be the Lead Director who shall preside at separate meetings of the Disinterested Directors, communicate concerns and issues raised by the Disinterested Directors to management and others as appropriate, preside at the annual Board Self-Assessment and whenever appropriate, shall be the spokesperson for the Disinterested Directors. The Fund’s bylaws have reflect this determination. Currently the Audit Committee Chairman and Lead Director is [Patrick J. Waide, Jr].

Board oversight of risk will be carried out through Board reports and Audit Committee reports. The Board will receive directly detailed reports at each quarterly meeting on the financial situation of the Corporation, the performance of the Corporation’s Portfolios, portfolio management matters, a Chief Compliance Officer Report covering the Corporation’s Codes of Ethics, Compliance Policy and other matters, a Frequent Trading report, reports confirming compliance with Rule 2a-7, procedures, valuation procedures, and the trading policy of the Corporation, and regulatory updates. In addition, on a periodic basis the Board will directly receive reports on the annual Compliance Report, proxy voting of the Portfolios’ securities, the Investment Advisory and Distribution Agreements, the Corporation’s Fidelity Bond and annual updates to the Corporation’s registration statement. The independent directors will make up the Audit Committee and receive quarterly reports from the inside and independent auditors, review annual Audit Reports, review the Corporation’s insurance coverages and examine the quarterly and annual financial statements in detail.]

[The Board is made up of persons possessing a variety of skills and experience that, at this time, support the conclusion that they should serve on the Board. A brief description of such skills and experience for each Director follows:

•

James J. Roth. Mr. Roth is the Senior Executive Vice President and General Counsel of Mutual of America Life Insurance Company, a position he has held since March 2013. Prior to that date, Mr. Roth was the Executive Vice President and General Counsel since April 2009, and prior to that, the Executive Vice President and Deputy General Counsel, and prior to that, the Executive Vice President and Chief Compliance Officer of Mutual of America Life Insurance Company. Mr. Roth is also Chairman, President and CEO of Mutual of America Investment Corporation, and Mutual of America Institutional Funds, Inc.

and was elected to the Mutual of America Life Insurance Company Board of Directors as of March 3, 2016. Prior to joining Mutual of America in January 2006, Mr. Roth was a Regional Compliance Officer for AmeriChoice, a health insurer. Mr. Roth previously served as a Special Agent of the Federal Bureau of Investigation for 25 years, serving as Chief Counsel of the Bureau’s New York Office for almost 13 years prior to his retirement. He received a B.A. (1971) and an M.A. (1975) in economics from Fordham University and a J.D. from Fordham University School of Law in 1983. Mr. Roth also currently serves on the Board of the Mutual of America Foundation, serves on the Lawyers Committee for the Inner-City Scholarship Fund, and was an Adjunct Professor of Law at Fordham University School of Law from 2001-2016. Mr. Roth brings many years of legal and industry experience and knowledge to the Board.

•

Carolyn N. Dolan. Ms. Dolan is an Executive Vice President, Head of Direct Client Investments at Fiera Capital Inc. in New York City. Prior thereto she was Managing Principal and Portfolio Manager of Samson Capital Advisors, L.L.C. in New York City, where she served as a member of the Advisory Committee, Investment Committee and Management Committee. She was a co-founder of OFFITBANK, which was merged with Wachovia in 2002, and she remained after the merger as Managing Director of Wachovia’s Offit Investment Group. Prior to that, she was employed by Julius Baer Securities, Oppenheimer Capital Corporation and Equitable Life Insurance, in capacities ranging from portfolio manager to analyst. She is a Chartered Financial Analyst (CFA), and received her undergraduate degree from Marymount College, followed by a Master’s degree from the Columbia School of Social Work and a Master’s degree from Columbia University Business School. She is a trustee of Fordham University where she serves as on the Audit and Finance/Investment Committees. In June 2014, Ms. Dolan was elected as a trustee of the Board of Trustees of Market Street Trust Company, where she serves on the Audit and Compensation Committees. She is a member of the Economic Club of New York. She has been a member of the Board of Institutional Funds since May 2008 and a Board Member of the Investment Company since April 2011. She brings deep investment advisory and portfolio structuring experience to the Board.

•

Stanley E. Grayson. Mr. Grayson, currently retired, most recently served as the Vice Chairman and Chief Operating Officer at M.R. Beal & Company, until the firm was acquired by Blaylock Robert Van LLC. Prior thereto, he served as the Managing Director and Manager of the Public Finance Department at Prudential Securities, Inc. That position was preceded by his service as a Vice President at Goldman, Sachs & Co. in the Municipal Bond Department, Fixed Income Division. Prior to his career in investment banking, he held several senior positions within the government of the City of New York under the administration of Former Mayor Edward J. Koch, including Deputy Mayor for Finance and Economic Development. Prior thereto, he served as an attorney in the Law Department of Metropolitan Life Insurance Company in New York City. He is a director of TD Bank, N.A., and serves on its Audit Committee and HR/Compensation Committee. He is also a director of the YMCA of Greater New York and serves as the Chair of the Public Policy Committee and is a Member of the Finance Committee. He serves on the Board of Trustees for the College of the Holy Cross. Mr. Grayson received his Bachelor of Arts in Economics from the College of the Holy Cross, followed by earning a Juris Doctorate from University of Michigan Law School, and is a retired member of the New York State Bar Association. He has been a member of the Board of Institutional Funds and Investment Corporation since November 2017. He brings investment banking and public finance experience, and legal expertise to the Board.

•

LaSalle D. Leffall, III. Mr. Leffall currently is the President and Founder of LDL Financial, LLC, a corporate advisory and investment firm with an emphasis on real estate and financial services. Prior thereto, he served as Acting Chief Executive Officer of The NHP Foundation, which owned thousands of affordable housing units in 14 states, and had also served as President, Chief Operating Officer and Chief Financial Officer of that firm. This experience was preceded by six years as a mergers and acquisitions investment banker, first at Credit Suisse First Boston, and then at UBS, where he handled complex commercial and financial transactions, including debt, equity and merger and acquisition matters. Prior to his career in investment banking, Mr. Leffall spent four years at the law firm of Cravath, Swaine & Moore. Mr. Leffall is a member of the Economic Club of Washington, D.C. He is a director of the Federal Home Loan Bank of Atlanta, where he is chair of the Finance Committee and a member of the Audit and Enterprise Risk and Operations Committees. Mr. Leffall received his Bachelor of Arts in History Magna Cum Laude from Harvard University, followed by simultaneously earning a Juris Doctorate from Harvard Law School Cum Laude and a Master’s in Business Administration with second year honors from Harvard Business School. Mr. Leffall is admitted to the bars of New York and

Washington, D.C. He was elected to the Investment Company and Institutional Funds Boards in April 2011. He brings a wealth of financial and legal expertise to the Board from his over 20 years of intensive work in the finance and business sector, including experience in mergers and acquisitions.

•

John W. Sibal. Mr. Sibal currently serves as a Director, President and Chief Executive Officer of Eustis Commercial Mortgage Corporation, a commercial mortgage company in New Orleans, Louisiana. Prior thereto, he served as a Vice President and Treasurer at a New Orleans based savings bank. That experience was preceded by working his way up from Economic Analyst to Assistant Treasurer for a multinational energy company, concentrating in economic analysis, finance and corporate planning. Mr. Sibal serves as a Vestry member of Christ Church Cathedral in New Orleans. Mr. Sibal received a Bachelor of Arts in Economics from Harvard University. He was elected to the Investment Company and Institutional Funds boards in April 2011. He brings to the Board over 40 years of financial and business experience, with a focus on economic analysis, including over 25 years in the commercial mortgage field.

•

Margaret M. Smyth. Ms. Smyth is currently US Chief Financial Officer at National Grid. Previously, she was Vice President of Finance at Con Edison and prior thereto, she was the Chief Financial Officer and Vice President, Finance of Hamilton Sundstrand, in Windsor Locks, Connecticut, a United Technologies company. Prior to that, she was Vice President and Controller of United Technologies Corporation, Vice President and Chief Accounting Officer of 3M Company and Managing Partner at Deloitte Touche. Prior to joining Deloitte Touche, she was Partner in Charge of the North America Media Practice for Arthur Andersen. Ms. Smyth is a Certified Public Accountant (C.P.A.) with a Bachelor’s degree in economics from Fordham University and a Master’s degree in Accounting from New York University. She serves on the board of Concern Worldwide and is a trustee fellow of Fordham University. She is a member of the Aspen Institute Global Leadership Network and a member of Women Corporate Directors. Ms. Smyth has been a member of the Board of the Investment Company since 2007, and was elected to the Institutional Funds Board in April 2011. Ms. Smyth currently serves as the Financial Expert for the Audit Committees for both Institutional Funds and Investment Corporation. Ms. Smyth brings to the Board intensive accounting and financial experience gained through public accounting practice and serving at the highest levels of large public companies.

•

Patrick J. Waide, Jr. Mr. Waide is currently retired, but continues to maintain in active status his Certified Public Accounting (C.P.A.) designation. Prior to his retirement, he was the President and CEO, Peter F. Drucker Foundation; Executive Vice President, Bessemer Securities, and the Bessemer Group of Trust Companies; and Vice Chairman, Deloitte Haskins & Sells. He is an Emeritus Director and former Chairman of the Board of the National Catholic Reporter news organization, a trustee of the John Simon Guggenheim Memorial Foundation and is president of the Advisory Committee of the Jeanne Jugan Residence of the Little Sisters of the Poor. Mr. Waide received his undergraduate degree from Fairfield University and his Master’s in Business Administration from The University of Pennsylvania’s Wharton School of Business. He has been a member of the Institutional Funds Board since 1996 and he joined the Investment Company’s Board in 2003. He has served as Audit Committee Chair for both the Investment Company and Institutional Funds and currently serves as the Audit Committee Chair and the Lead Director for both Investment Corporation and Institutional Funds. Mr. Waide brings his many years of practice in the accounting field to the Board as well as his understanding of investments and accounting.

•

William E. Whiston. Mr. Whiston is currently the Chief Financial Officer for the Archdiocese of New York, where he is responsible for the oversight of the Financial Office and financial operations of various organizations that are directly responsible to the Archdiocese. Prior to joining the Archdiocese, Mr. Whiston was Executive Vice President and member of the United States Management Board at Allied Irish Bank. In his 29 years at Allied Irish Bank, he handled many key functions, including head of acquisitions and brand development, head of e-commerce and information technology head of church and non-profit financial consulting services and head of operations. Mr. Whiston holds an undergraduate degree from Pace University and a Master’s in Business Administration from New York University. He is currently a trustee and Treasurer of the Trustees of St. Patrick’s Cathedral in New York City and a Trustee of St. Joseph’s Seminary. Mr. Whiston is a director of Sterling National Bank. He has also been honored by the Catholic Church by being named a Knight of the Holy Sepulchre and a member of the Pontifical Equestrian Order of St. Gregory the Great. Mr. Whiston was appointed to fill a vacancy on the Investment Company Board in November 2010, effective February 17, 2011 and was elected to the Institutional Funds Board in April 2011. Mr. Whiston brings to the Board a varied financial background with strong experience in finance issues of non-profits.]

Independent Directors

Name and Age	Position Held With Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Carolyn N. Dolan, age 72	[Director]	since [2019]	Executive Vice President, Head of Direct Client Investments, Fiera Capital Inc.; prior thereto Founding Principal and Portfolio Manager, Samson Capital Advisors LLC	61	Director, Market Street Trust Company; Trustee, Fordham University; Mutual of America Institutional Funds, Inc.; Mutual of America Investment Corporation

Stanley E. Grayson, age 68	[Director]	since [2019]	Vice Chairman and Chief Operating Officer, M.R. Beal & Company (Retired 2014)	61	Director, TD Bank, N.A.; Director, YMCA of Greater New York; Trustee, College of the Holy Cross; Director, Mother Cabrini Health Foundation; Mutual of America Institutional Funds, Inc.; Mutual of America Investment Corporation

LaSalle D. Leffall, III, age 56	[Director]	since [2019]	President and Founder of LDL Financial, LLC	61	Director, Federal Home Loan Bank of Atlanta; Mutual of America Institutional Funds, Inc.; Mutual of America Investment Corporation

John W. Sibal, age 66	[Director]	since [2019]	President & Chief Executive Officer, Eustis Commercial Mortgage Corporation	61	Director, Eustis Commercial Mortgage Corporation; Director, New Orleans Recreation Development Foundation; Treasurer and Director, Friends of Nord, Inc.; Mutual of America Institutional Funds, Inc.; Mutual of America Investment Corporation

Name and Age	Position Held With Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Margaret M. Smyth. age 55	[Director]	since [2019]	U.S. Chief Financial Officer, National Grid; prior thereto Vice President of Finance, Con Edison; prior thereto Vice President, Chief Financial Officer, Hamilton Sundstrand, a United Technologies Company	61	Director, Etsy, Inc.; Director, Concern Worldwide, USA; Director, BritishAmerican Business Association; Trustee Fellow, Fordham University; Director, National Grid USA; Mutual of America Institutional Funds, Inc.; Mutual of America Investment Corporation

Patrick J. Waide, Jr., age 81	[Director]	since [2019]	Certified Public Accountant	61	Emeritus Director, National Catholic Reporter; Mutual of America Institutional Funds, Inc.; Mutual of America Investment Corporation

William E. Whiston, age 65	[Director]	since [2019]	Chief Financial Officer, the Archdiocese of New York; Adjunct Professor in Finance, Fordham University Graduate School of Business; prior thereto Executive Vice President and member, United States Management Board at Allied Irish Bank	61	Director, Sterling National Bank; Trustee and Treasurer, Trustees of St. Patrick’s Cathedral in New York City; Trustee, St. Joseph’s Seminary; Mutual of America Institutional Funds, Inc.; Mutual of America Investment Corporation

Interested Directors

Name, Age and Address(1)	Position Held With Portfolio	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Portfolio Complex Overseen by Director	Other Directorships Held by Director

James J. Roth, age 69	[Chairman President, and Chief Executive Officer]	Since April 2019	Senior Executive Vice President and General Counsel of Mutual of America since March 2013; prior thereto Executive Vice President and General Counsel, Mutual of America since April 2009; Chairman, President and CEO of Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc. since August 2015	61	Mutual of America Life Insurance Company; Mutual of America Investment Corporation; Mutual of America Institutional Funds, Inc.; Mutual of America Holding Company LLC; Mutual of America Foundation

Mr. Roth is an “interested person” as an officer of the Adviser and of affiliates of the Adviser.

Officers

Name, Age and Address(1)	Position Held With Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Directorships Held by Officer (During Past Five Years)

Chris W. Festog, age 57	[Senior Executive Vice President, Chief Financial Officer and Treasurer]	since [2019]	Senior Executive Vice President and Chief Financial Officer since March 2017; prior thereto Executive Vice President and Chief Financial Officer, Mutual of America since March 2015; prior thereto Executive Vice President and Deputy Treasurer	61	Mutual of America Holding Company LLC; Mutual of America Securities LLC

Name, Age and Address(1)	Position Held With Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Directorships Held by Officer (During Past Five Years)

Diana H. Glynn, age 54	[Senior Vice President and Internal Auditor]	since [2019]	Senior Vice President and Internal Auditor, Mutual of America as of April 2017; Senior Vice President and Internal Auditor, Mutual of America Institutional Funds, Inc. and Mutual of America Investment Corporation; prior thereto Vice President, Internal Audit, Mutual of America	61	None

Kathryn A. Lu, age 58	[Executive Vice President and Chief Compliance Officer]	since [2019]	Executive Vice President and Chief Compliance Officer, Mutual of America; prior thereto Senior Vice President and Chief Compliance Officer, Mutual of America; Executive Vice President and Chief Compliance Officer, Mutual of America Institutional Funds, Inc. and Mutual of America Investment Corporation	61	None

Christopher M. Miseo, age 63	[Senior Vice President and Chief Accounting Officer]	since [2019]	Senior Vice President and Director of Accounting & Financial Reporting, Mutual of America	61	None

Name, Age and Address(1)	Position Held With Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Directorships Held by Officer (During Past Five Years)

Scott H. Rothstein, age 53	[Executive Vice President, Deputy General Counsel and Corporate Secretary]	since April 2019	Executive Vice President and Deputy General Counsel, Mutual of America, since January 2009; Executive Vice President, Deputy General Counsel and Corporate Secretary, Mutual of America Institutional Funds, Inc. and Mutual of America Investment Corporation, since April 2013	61	None

Michelle A. Rozich, age 45	[Senior Vice President and Internal Auditor]	since [2019]	Senior Vice President, Internal Auditor as of March 2018; formerly Audit Senior Manager, KPMG LLP	61	None

(1)	The address of each director and officer is c/o Mutual of America Variable Insurance Portfolios, Inc., 320 Park Avenue, New York, New York 10022-6839.

After commencement of operations of the Investment Company, Officers and Directors who are participants under certain individual variable accumulation annuity or life insurance contracts issued by the Insurance Company or Wilton Re, will be able to allocate portions of their account balances to one or more of the Investment Company’s Portfolios. There are no investments in the Portfolios as the Investment Company had not commenced operations as of the date of this prospectus.

The officers and director of the Investment Company own none of its outstanding shares directly (as the Investment Company only offers shares to separate accounts of the Insurance Company and the American Separate Accounts).

The Investment Company will have an Audit Committee consisting of all the independent directors, and will meet four times per year prior to each and every quarterly Board meeting. The purposes of the Committee are to assist the Board with its oversight of management and the Investment Company’s auditors regarding corporate accounting, financial reporting practices, and the quality and integrity of the Investment Company’s financial reports, including the Investment Company’s compliance with legal and regulatory requirements, the independent auditors’ qualifications and independence, the performance of the Investment Company’s internal audit function and of its independent auditors, and the preparation of all reports required by SEC rules. As the Investment Company is newly organized, no meetings of the Audit Committee were held as of the date of this SAI.

The Investment Company will form a Nominating Committee consisting of all the independent directors, and will meet on an as-needed basis. The purposes of the Nominating Committee are to assist the Board, as necessary by identifying individuals qualified to become Board members; to recommend to the Board the director nominees if any are to be voted on at the next annual meeting of shareholders; to assist the Board in the event of any vacancy on the Board by identifying individuals qualified to become Board members, and to recommend to the Board qualified individuals to fill any such vacancy; and to recommend to the Board director nominees for each Board committee. The Nominating Committee will review and consider nominations from shareholders of record that are made in writing to the Secretary of the Investment Corporation at the time that there is a Board vacancy requiring a shareholder vote. As the Investment Company is newly organized, no meetings of the Nominating Committee were held as of the date of this SAI.

The Insurance Company, through its Separate Accounts, is expected to own 99.9% of the shares of the Portfolios.

Set forth below is a table showing compensation paid to the Independent Directors during 2018 by the MOAIC and MOAIF. Amounts listed for the Investment Company are estimate of the portion of such compensation that would have been allocated to the Investment Company if the Investment Company had the level of assets during 2018 that are anticipated upon the commencement of operations. The directors and officers as a group own less than 1% of the shares of the Investment Company, MOAIC and MOAIF.

Name of Director	Aggregate Compensation from Investment Company(1)			Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Benefits Upon Retirement	Total Compensation from Investment Company and Other Investment Companies in Complex(2)
Carolyn N. Dolan	$	[	]	None	None	$80,000
Stanley E. Grayson	$	[	]	None	None	$84,000
LaSalle D. Leffall, III	$	[	]	None	None	$84,000
John W. Sibal	$	[	]	None	None	$84,000
Margaret M. Smyth	$	[	]	None	None	$81,500
Patrick J. Waide, Jr.	$	[	]	None	None	$86,000
William E. Whiston	$	[	]	None	None	$84,000

(1)

The Investment Company did not complete its first full year since its organization, therefore the Aggregate Compensation is an estimate of future payments that would be made for a full year. Directors who are not “interested persons” of the Investment Company receive from the Investment Company an annual retainer of $80,000 effective September 2019, and $64,000 prior thereto. The Directors who are not “interested persons” also receive a fee of $2,000 for each Board or Committee meeting they attend. In addition, they receive business travel and accident insurance and life insurance coverage of $75,000. The Audit Committee Chairman and Audit Committee Financial Expert receive an additional $500 for each committee meeting they attend. The total retainer, meeting fees and other expenses will be allocated proportionately to the Investment Company, Mutual of America Investment Corporation and Mutual of America Institutional Funds, as all the Directors also serve on the Boards of both Funds.

(2)

Directors who are not interested persons of the Investment Company also serve as directors of Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc., each an affiliated registered investment company in the same complex as the Investment Company.

INVESTMENT ADVISORY ARRANGEMENTS

Investment Adviser. The Investment Company’s investment adviser is Mutual of America Capital Management LLC (the “Adviser” or “Capital Management”), an indirect wholly-owned subsidiary of the Insurance Company. The Adviser’s address is 320 Park Avenue, New York, New York 10022-6839. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940.

Capital Management will serve as Adviser at its inception pursuant to the Investment Advisory Agreement, when it will assume investment management obligations for the Investment Company. The Adviser provides investment management services to the Mutual of America Investment Corporation, Mutual of America Institutional Funds, Inc., the General Account of the Insurance Company and unaffiliated entities.

The Adviser provides advisory services for the Investment Company’s Portfolios, in accordance with the Portfolios’ investment policies, objectives and restrictions as set forth in the Prospectus and this Statement of Additional Information. The Adviser’s activities are subject at all times to the supervision and approval of the Investment Company’s Board of Directors.

Under the Investment Advisory Agreement, the Adviser agrees to provide investment management services to the Investment Company. These services include:

•	performing investment research and evaluating pertinent economic, statistical and financial data;

•	consultation with the Investment Company’s Board of Directors and furnishing to the Investment Company’s Board of Directors recommendations with respect to the overall investment plan;

•	implementation of the overall investment plan, including carrying out decisions to acquire or dispose of investments;

•	management of investments;

•	reporting to the Investment Company’s Board of Directors on a regular basis on the implementation of the investment plan and the management of investments;

•	maintaining all required records;

•	making arrangements for the safekeeping of assets; and

•	providing office space facilities, equipment, material and personnel necessary to fulfill its obligations.

The Adviser will be responsible for all expenses incurred in performing the investment advisory services, including compensation of officers and payment of office expenses, and for providing investment management services.

The Adviser has entered into an arrangement with the Insurance Company for the provision of investment accounting and recordkeeping, legal and certain other services required by the Adviser to fulfill its responsibilities under the Investment Advisory Agreement.

Advisory Fees. As compensation for its services to each of the Portfolios of the Investment Company, the Portfolios pay the Adviser a fee at the following annual rates of net assets, calculated as a daily charge:

Equity Index, Mid-Cap Equity Index, and Small Cap Equity Index Portfolios — .075%

All America and Mid-Term Bond Portfolios — .40%

Bond Portfolio — .39%

Small Cap Growth Portfolio — .75%

Small Cap Value Portfolio — .75%

Mid Cap Value Portfolio — .55%

International Portfolio — .075%

Money Market Portfolio — .15%

Allocation Portfolios — .00%

Retirement Portfolios — .05%

Investment Advisory Fees Paid by Funds to Adviser For Past Three Years

No Investment Advisory Fees have been paid to the Adviser prior to the date of this prospectus because the Investment Company had not yet commenced operations.

Other Portfolio Expenses. Each Portfolio is responsible for paying its advisory fee and other expenses incurred in its operation, including:

•	brokers’ commissions, transfer taxes and other fees relating to the Portfolio’s portfolio transactions,

•	directors’ fees and expenses,

•	fees and expenses of its independent registered public accountants,

•	all legal and compliance costs incurred by the Portfolio in its operations, including as a registered investment company under the Investment Company Act of 1940,

•	the cost of the printing and mailing semi-annual reports to shareholders, Proxy Statements, Prospectuses, Prospectus Supplements and Statements of Additional Information,

•	the cost of preparation and filing registration statements and amendments thereto,

•	bank transaction charges and custodian’s fees,

•	any proxy solicitors’ fees and expenses,

•	SEC filing fees,

•	any federal, state or local income or other taxes,

•	any membership or licensing fees of the Investment Company Institute and similar organizations,

•	fidelity bond and directors’ liability insurance premiums,

•	accounting and recordkeeping services, and

•	any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

Certain of the expenses are for services not included in the Investment Advisory Agreement that are provided to the Portfolios by the Adviser and are allocated to the Portfolios by the Adviser or an affiliate of the Adviser.

Additional Disclosure — Information Concerning Portfolio Managers of the Adviser

The following information is current as of December 31, 2018.

Portfolio Manager Compensation — Adviser

This description of the structure of, and the method used to determine the compensation of, the portfolio managers applies to all portfolio managers of the Adviser and the person overseeing the index Portfolios of the Investment Company.

All portfolio managers of the Adviser receive a fixed base annual salary and may qualify for an annual incentive compensation award, or bonus. The bonus is based upon the pre-tax annual performance of the portions or segments (“portfolio”) of Portfolios managed by the portfolio manager relative to the appropriate nationally recognized benchmarks which have been selected for each portfolio, which can be adjusted by a factor related to the performance of the Insurance Company. The portfolio benchmarks consist of well-recognized indices such as the Standard and Poor’s® 500 Index, and the Russell 2000® Index, which vary by portfolio and are more specifically described by portfolio in the Prospectus and this SAI.

All employees of the Adviser are entitled to health insurance, group life insurance and group disability coverage, a non-contributory defined benefit pension plan, and an employer-matched 401(k) plan. Certain senior management employees are also eligible for a long term performance-based incentive compensation plan. Under the plan, shares are granted each year and generally vest over a three-year period. The value of such shares is based upon the assets of the Insurance Company and the maintenance of certain financial ratios. No relocation plan applies to the portfolio managers.

Name	Title	Portfolios Managed/Overseen	Incentive Compensation Benchmark

Joseph R. Gaffoglio	Executive Vice President and Chief Operating Officer	Large Cap (All America Portfolio) Retirement Portfolios Allocation Portfolios	S&P 500® S&P 500® S&P 500® Bloomberg Barclays U.S. Aggregate Bond

Andrew Heiskell	Executive Vice President, Director of Fixed Income	Bond Portfolio Mid-Term Bond Portfolio	Bloomberg Barclays U.S. Aggregate Bond Bloomberg Barclays U.S. Aggregate Bond Bloomberg Barclays U.S. Intermediate Government/Credit Bond

Stephen Rich	Executive Vice President, Chief Equity Strategist, Portfolio Manager	Small Cap Value (All America Portfolio) Small Cap Value Portfolio Mid Cap Value Portfolio Mid Cap Value (All America Portfolio)	Russell 2000® Value Russell 2000® Value Russell Midcap® Value

Jacqueline Sabella	Senior Vice President, Fixed Income	Bond Portfolio Mid-Term Bond Portfolio	Bloomberg Barclays U.S. Aggregate Bond Bloomberg Barclays U.S. Aggregate Bond Bloomberg Barclays Intermediate U.S. Government/Credit Bond

Marguerite Wagner	Executive Vice President, Portfolio Manager	Small Cap Growth (All America Portfolio) Small Cap Growth Portfolio Mid Cap Core (All America Portfolio)	Russell 2000® Growth Russell 2000® Growth

Jamie A. Zendel	Vice President	Equity Index Portfolio Small Cap Equity Index Portfolio Mid-Cap Equity Index Portfolio Equity Index (All America Portfolio) International Portfolio	S&P 500® S&P 600® S&P 400® S&P 500® MSCI EAFE

Other Information — Adviser

The Adviser’s portfolio managers do not manage funds or portfolios for entities other than clients of the Adviser. In addition to unaffiliated entities, the Adviser manages Portfolios of the Investment Company, Mutual of America Investment Corporation, and Mutual of America Institutional Funds, Inc., and a few individually managed pension plans holding contracts with the Insurance Company, all of which are identified below. In regard to possible conflicts, if a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Portfolio or other account, a Portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Portfolios and other accounts. To deal with these situations, the Portfolios have adopted procedures for allocating portfolio transactions across multiple Portfolios and accounts. The following information concerning the portfolio managers and the person overseeing the index Portfolios is in addition to that provided in the Prospectus under the heading, “Portfolio Managers”. The Allocation Portfolios are not specified because they are simply groupings of other select Investment Company Portfolios.

The section under each Portfolio Manager’s name entitled “Ownership of Securities” sets forth the dollar range of equity securities in the Investment Company Funds and Mutual of America Investment Corporation Funds beneficially owned by the Portfolio Manager. The access persons of the Adviser are subject to restrictions contained in the Code of Ethics adopted by the Adviser in accordance with Rule 204A-1 under the Investment Advisers Act of 1940, which addresses conflicts of interest between access persons and a Portfolio. Trades are allocated pro rata among clients. The information is presented in tabular format followed by more detailed explanatory text. The Investment Company had not commenced operations as of the date of this prospectus.

Portfolio Manager	Registered Investment Companies [Assets as of 12/31/18]	Other Pooled Investment Vehicles [Assets as of 12/31/18]	Other Accounts [Assets as of 12/31/18]	Ownership of Securities

Joseph R. Gaffoglio	32 Portfolios [$4,717 million]	0	2 other accounts: [$224.3 million]

MOAIC Composite Fund [Over 100,000]

MOAIC Equity Index [$50,001- 100,000]

MOAIC Mid- Cap Equity Index Fund [$50,001- 100,000]

MOAIC Money Market Fund [$50,001- 100,000]

MOAIC Small Cap Value Fund [$10,001 - 50,000]

MOAIC Small Cap Equity Index Fund [$1 - $10,000]

Andrew Heiskell	6 Funds [$2,025 million]	0	8 other accounts: [$8.1 billion]	MOAIC Equity Index Fund [Over $100,000]

Stephen Rich	8 Funds [$570 million]	0	8 other accounts: [$83.2 million]	MOAIC Small Cap Value Fund [over $100,000] MOAIC Mid Cap Value Fund [$10,001- $50,000]

Jacqueline Sabella	6 Funds [$2,025 million]	0	8 other accounts: [$8.1 billion]	None

Portfolio Manager	Registered Investment Companies [Assets as of 12/31/18]	Other Pooled Investment Vehicles [Assets as of 12/31/18]	Other Accounts [Assets as of 12/31/18]	Ownership of Securities

Marguerite Wagner	6 Funds [$560 million]	0	3 other account: [$20.3 million]

MOAIC Money Market Fund [Over $100,001]

MOAIC 2030 Retirement Fund [$50,001- 100,000]

MOAIC 2025 Retirement Fund [$10,001 - $50,000]

MOAIC Mid- Cap Equity Index Fund [$10,001-, 50,000]

MOAIC Mid- Cap Value Fund [$10,001 - $50,000]

MOAIC Small Cap Growth Fund [$10,001- 50,000]

MOAIC All America Fund [$1 - $10,000]

Jamie A. Zendel	13 Funds [$4,638 million]	0	4 other accounts [$75.4 million]	MOAIC Equity Index [$50,001- 100,000] MOAIC Mid- Cap Equity Index Fund [$50,001- 100,000] MOAIC Small Cap Growth Fund [$10,001- 50,000] MOAIC Small Cap Value Fund [$10,001- 50,000]

Joseph R. Gaffoglio — Executive Vice President and Chief Operating Officer

• Length of Service:	13 years at Adviser, 24 years in the investment management field

• Role:	Focus on quantitative research and risk management, and responsible for rebalancing and reallocation of the investments of the Investment Company and MOAIC Retirement Funds and the Investment Company and MOAIC Allocation Funds, and for managing large cap portfolios for the Investment Company, MOAIC and MOAIF

• Education:	Undergraduate, Fordham University; MBA New York University; CFA; CPA

Andrew Heiskell — Executive Vice President and Portfolio Manager

• Length of Service:	28 years at Adviser, 51 years investment experience

• Role:	Sets fixed income strategy and manages the Investment Company, MOAIC and MOAIF Bond Funds, the Investment Company and MOAIC Mid-Term Bond Fund and the MOAIC Composite Fund Fixed Income portfolio

• Education:	Undergraduate, University of Tennessee; JD, Georgia School of Law

Stephen Rich — President, Chief Equity Strategist, Portfolio Manager

• Length of Service:	15 years at Adviser; 28 years investment experience

• Role:	Portfolio manager for the Investment Company, MOAIC and MOAIF Small Cap Value Fund, and the Small and Mid-Cap Value portfolios of the All America Fund, and portfolio manager for the Investment Company and MOAIC Mid Cap Value Fund

• Education:	Undergraduate, Princeton University; MBA, New York University

Jacqueline Sabella — Senior Vice President

• Length of Service	19 years at Adviser, 22 years investment experience

• Role	Manager of mortgage-backed securities portfolio of fixed income funds and portfolios for the Investment Company, MOAIC and MOAIF

• Education	Undergraduate, Marymount Manhattan College

Marguerite Wagner — Executive Vice President and Portfolio Manager

• Length of Service:	14 years at Adviser; 36 years investment experience

• Role:	Portfolio manager for the Investment Company, MOAIC and MOAIF Small Cap Growth Fund, and Small and Mid-Cap Growth portfolio of the All America Fund

• Education:	Undergraduate, Penn State University; MBA New York University

Jamie A. Zendel — Vice President

• Length of Service:	12 years at Adviser, 21 years investment experience

• Role:	Portfolio manager for the Investment Company, MOAIC and MOAIF index portfolios and International Fund

• Education:	Undergraduate, University of Wisconsin — Madison, FRM

Subadvisory Fees. The Investment Company does not have any subadvisers.

Codes of Ethics. The Investment Company, the Adviser, and the Insurance Company have adopted codes of ethics under Rule 17j-1 of the 1940 Act. Persons subject to these codes (generally, persons with access to information about the investment programs of the Portfolios) may not purchase securities in which the Investment Company’s Portfolios may invest unless their purchases have been precleared in accordance with the codes and do not occur within certain black-out periods imposed under the codes. The Investment Company has also adopted a code of ethics applicable to its chief executive officer and principal financial and accounting officers as disclosed in its shareholder reports.

The Adviser has adopted a code of ethics that meets the requirements of Rule 204A-1 under the Investment Advisers Act of 1940.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Selection of Brokers and Dealers

The Adviser is responsible for decisions to buy and sell securities for the Portfolios of the Investment Company for which it provides services as well as for selecting brokers and, where applicable, negotiating the amount of the commission rate paid.

•	The Adviser selects broker-dealers which, in its best judgment, provide prompt and reliable execution at favorable security prices and reasonable commission rates.

•

The Adviser may select broker-dealers that provide it with research services and may cause a Portfolio to pay such broker-dealers commissions which exceed those other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer.

•	When purchasing or selling securities trading on the over-the-counter market, the Adviser will generally execute the transaction with a broker engaged in making a market for such securities.

•	The Adviser may place certain orders with their affiliates, subject to the requirements of the 1940 Act.

Brokerage commissions are negotiated, as there are no standard rates. All brokerage firms provide the service of execution of the order made. Some brokerage firms routinely provide research and statistical data to their customers, and some firms customarily provide research reports on particular companies and industries to customers that place a certain volume of trades with them.

The Adviser will place orders with brokers providing useful research and statistical data services if reasonable commissions can be negotiated for the total services furnished even though lower commissions may be available from brokers not providing such services. The Adviser uses these services in connection with all investment activities, and some of the data or services obtained in connection with the execution of transactions for the Investment Company may be used in managing other investment accounts. Conversely, data or services obtained in connection with transactions in other accounts may be used by the Adviser in providing investment advice to the Investment Company. To the extent that the Adviser uses research and statistical data services so obtained, its expenses may be reduced and such data has therefore been and is one of the factors considered by the Adviser in determining its fee for investment advisory services.

At times, transactions for the Investment Company may be executed together with purchases or sales of the same security for other accounts of the Adviser. When making concurrent transactions for several accounts, an effort is made to allocate executions fairly among them. Transactions of this type are executed only when the Adviser believes it to be in the best interests of the affected Portfolio(s), as well as any other accounts involved. However, the possibility exists that concurrent executions may work out to the disadvantage of the Portfolio(s) involved.

The Investment Company has not paid any brokerage commissions because the Investment Company had not commenced operation as of the date of this prospectus.

Commissions to Affiliated Brokers

There were no commissions paid to affiliated brokers because the Investment Company had not commenced operations as of the date of this prospectus.

Portfolio Turnover

The Adviser does not consider portfolio turnover rate to be a limiting factor when the Adviser deems it appropriate to purchase or sell securities for a Portfolio. The portfolio turnover rate for a Portfolio in any year will depend on market conditions, and the rate may increase depending on market conditions or if a new portfolio manager for a Portfolio restructures its holdings. The Separate Accounts do not pay taxes on the dividends and other distributions they receive from the Portfolios. As a consequence, the Adviser does not consider how long a Portfolio has held a security, or how capital gain upon sale would be characterized, in deciding whether to sell that security.

The Equity Index Portfolio, Mid-Cap Equity Index Portfolio, and Small Cap Equity Index Portfolio each attempt to duplicate the investment results of an S&P Index. As a result, the Adviser anticipates that these Portfolios will hold investments generally for longer periods than actively managed funds.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Net Asset Value

A Separate Account purchases or redeems shares of a Portfolio at net asset value. A Portfolio’s net asset value is equal to:

•	the sum of the value of the securities the Portfolio holds,

•	plus any cash or other assets, including interest and dividends accrued, and

•	minus all liabilities, including accrued expenses.

The net asset value of each Portfolio is determined once daily immediately after the declaration of dividends, if any, and is determined as of the time of the close of the regular trading session on the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on each day the Exchange is open for trading (a Valuation Day). A Valuation Period for calculation of a Portfolio’s net asset value per share is the period after the close of a Valuation Day and ending at the close of the next Valuation Day.

A Portfolio’s net asset value per share is equal to the Portfolio’s net asset value divided by the number of Portfolio shares outstanding.

Pricing of Securities Held by the Portfolios

In determining a Portfolio’s net asset value, the Adviser must value the securities and other assets the Portfolio owns.

1)	If market quotations are readily available for an investment, the Adviser uses market value as follows:

•

An equity security will be valued at the last sale price for the security on the principal exchange on which the security is traded, or at the last bid price on the principal exchange on which such security is traded if such bid price is of a more recent day than the last sale price.

•	For any equity security not traded on an exchange but traded in the over-the-counter market, the value will be the last sale price available, or if no sale, at the latest available bid price.

•

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.

2)

If there are any portfolio securities or assets for which market quotations are not readily available, or for other reasons set forth in the Prospectus, the Adviser will use fair value pricing, as determined in good faith by or under the direction of the Board of Directors of the Investment Company. See “Pricing of Portfolio Shares” in the Prospectus.

3)	If a money market security has a remaining maturity of 60 days or less, the Adviser will use the amortized cost method of valuation to approximate market value, as follows:

•

A security is initially valued at cost on the date of purchase (or at market value on the 61st day prior to maturity if the security had more than 60 days remaining to maturity at date of purchase by a Portfolio), and the Adviser assumes constant proportionate amortization in value until maturity of any discount or premium.

•	The maturity of a variable rate certificate of deposit is deemed to be the next coupon date on which the interest rate is to be adjusted.

•	Market value will be used instead if the amortized cost value is materially different from the actual market value of the security.

4)	For stock options and futures contracts, these valuations apply:

•	Stock options written by a Portfolio are valued at the mean of the last bid and asked price on the principal exchange where the option is traded, as of the close of trading on that exchange.

•

When a Portfolio writes a call option, the amount of the premium is included in the Portfolio’s assets and the market value of the call is included in its liabilities and adjusted thereafter to current market value.

•

If a call expires or if the Portfolio enters into a closing purchase transaction, it realizes a gain (or a loss if the cost of the transaction exceeds the premium received when the call was written) without regard to any unrealized appreciation or depreciation in the underlying securities, and the liability related to such call is extinguished.

•	If a call is exercised, the Portfolio realizes a gain or loss from the sale of the underlying securities and the proceeds of the sale increased by the premium originally received.

•

A premium a Portfolio pays on the purchase of a put will be deducted from a Portfolio’s assets and an equal amount will be included as an investment and subsequently adjusted to the current market value of the put.

•	Futures contracts, and options thereon, traded on commodities exchanges are valued at their official settlement price as of the close of such commodities exchanges.

5)	For Portfolios that invest in underlying investment companies:

•

For any portion of a Portfolio’s assets that are invested in an underlying investment company, that Portfolio’s net asset value is calculated based on the net asset values of the investment company in which the Portfolio has invested except for investments in ETFs, which are based on the market value of the ETFs.

Frequent Transfers

The Prospectus discloses the Investment Company’s policy on frequent transfers.

The Investment Company has no arrangements with any person or entities to permit frequent transfers and no such arrangements are permitted.

TAXATION OF THE PORTFOLIOS

Taxes on Portfolios’ Investment Earnings and Income

Each Portfolio intends to qualify for the special tax treatment afforded a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). A Portfolio will not owe Federal income tax on the ordinary income and net realized capital gains that it distributes to shareholders, if it qualifies as a regulated investment company.

If any Portfolio were to fail to qualify for treatment as a regulated investment company, it would be subject to Federal income tax on its ordinary income and net realized capital gains, whether or not it distributes the income and gains to shareholders. If a Portfolio were to pay Federal income tax, its investment performance would be negatively affected.

To qualify or continue to qualify for treatment as a RIC, a Portfolio must distribute annually to its shareholders at least 90% of its investment company taxable income and must meet several additional requirements. For each Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or those currencies and (b) net income from an interest in a “qualified publicly traded partnership” (“QPTP”); and (2) at the close of each quarter of the Portfolio’s taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government Securities, securities of other RICs, and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes) and (b) not more than 25% of the value of its total assets may be invested in (i) the securities (other than U.S. Government Securities or securities of other RICs) of any one issuer, (ii) the securities (other than securities of other RICs) of two or more issuers the Portfolio controls that are determined to be engaged in the same, similar, or related trades or businesses, or (iii) the securities of one or more QPTPs (collectively, “RIC Diversification Requirements”).

Each Portfolio also intends to comply or continue to comply with the diversification requirements imposed on the Separate Accounts by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the RIC Diversification Requirements, place certain limitations on the assets of each Separate Account — and, because section 817(h) and those regulations treat the assets of each Portfolio as assets of the related Separate Account, of each Portfolio — that may be invested in securities of a single issuer. Specifically, the regulations require that, except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within thirty days thereafter, no more than 55% of the value of a Portfolio’s total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered the same issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is cash and cash items, government securities, and securities of other regulated investment companies. A Portfolio’s failure to satisfy the section 817(h) requirements would result in taxation of the insurance company issuing the Contracts and treatment of the holders other than as described in the applicable Contract prospectus.

If any Portfolio failed to qualify for treatment as a RIC for any taxable year, then for Federal tax purposes it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders. Furthermore, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment. Most importantly, each Separate Account invested therein would fail to satisfy the diversification requirements of section 817(h), with the result that the variable annuity contracts and variable life policies supported by that account would no longer be eligible for tax deferral.

Generally, Section 4982 of the Code imposes an excise tax of 4% on a regulated investment company that does not make a “required distribution” to shareholders of 98% of its ordinary income for each calendar year and 98% of its capital gain income for the one year period ending October 31 of each year, plus certain undistributed income from the previous years. However, under Code Section 4982(f), the 4% excise tax does not apply to a segregated asset account of a life insurance company held in connection with variable contracts (unless “seed money” exceeds $250,000).

The tax treatment of the Insurance Companies and the Separate Accounts and the tax implications of an investment in any Contract are described in the prospectus or brochure for the Contract.

DISTRIBUTION ARRANGEMENTS

The Investment Company sells shares of its Portfolios on a continuous basis, and it sells only to the Separate Accounts of the Insurance Companies. The shares are sold at their respective net asset values, without the imposition of a sales charge. The Investment Company has entered into a Distribution Agreement with Mutual of America Life Insurance Company (the “Insurance Company”), as principal underwriter, for the distribution of the Portfolios’ shares. The address of the Insurance Company is 320 Park Avenue, New York, New York 10022. The Insurance Company is a registered broker-dealer with the Financial Industry Regulatory Authority

(“FINRA”). The registered representatives of the Insurance Company are salaried employees and are eligible to receive a yearly cash incentive payment based in part on aggregate sales by all representatives in the representative’s office compared to sales targets established for the office in that year. Representatives and certain staff from the top five regional offices will receive a trip to a conference site to attend a sales meeting. From time to time, representatives and certain staff from other regional offices may receive a trip to a conference site to attend a sales meeting upon the attainment of goals set by the Insurance Company. The Adviser is an indirect, wholly-owned subsidiary of the Insurance Company.

YIELD AND PERFORMANCE INFORMATION

Performance and yield information is not included because the Portfolios has not yet commenced operations as of the date of this prospectus.

Performance Comparisons. Each Portfolio may from time to time include the Total Return, the Average Annual Total Return and Yield of its shares in advertisements or in information furnished to shareholders. The Money Market Portfolio may also from time to time include the Yield and Effective Yield of its shares in information furnished to shareholders. Any statements of a Portfolio’s performance will also disclose the performance of the respective separate account issuing the Contracts.

Each Portfolio may from time to time also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services (“Lipper”), or by similar services that monitor the performance of mutual funds as having the same or similar investment objectives. Each Portfolio may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in Lipper Performance Analysis or compiled by similar services that monitor performance.

Advertisements or information the Investment Company furnishes to current or prospective investors also may include evaluations of a Portfolio published by nationally recognized ranking services and by financial publications that are nationally recognized. These publications may include Barron’s, Business Week, CDA Technologies, Inc., Changing Times, Dow Jones Industrial Average, Financial Planning, Financial World, Forbes, Fortune, Hulbert’s Financial Digest, Institutional Investor, Investors Daily, Money, Morningstar Mutual Funds, The New York Times, Stanger’s Investment Adviser, Value Line, The Wall Street Journal, Wiesenberger Investment Company Service and USA Today.

In reports or other communications to shareholders, the Investment Company also may describe general economic and market conditions affecting the Portfolios and may compare the performance of the Portfolios with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue’s Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this SAI, or (4) data developed by the Adviser derived from such indices or averages.

Comparative Indices for the Portfolios

The Investment Company compares the performance of each Portfolio (other than the Money Market Portfolio) against a widely recognized index or indices for stock or bond market performance, based on the type of securities the Portfolio purchases. The annual and semi-annual financial reports that the Investment Company prepares will contain graphs with the Portfolios’ performances compared to their indices.

It is not possible for an investor to directly invest in an unmanaged index. Performance comparisons to indices are for informational purposes and do not reflect any actual investment. The Portfolios pay investment advisory and other expenses that are not applicable to unmanaged indices.

Equity Index Portfolio and All America Portfolio: Performance of each of these Portfolios is compared to the Standard & Poor’s 500® Composite Stock Index (the “S&P 500® Index”).

The S&P 500® Index is designed to measure the performance of 500 top companies in the leading industries of the U.S. economy, and is meant to reflect the risk and return characteristics of the large cap universe. The S&P 500® is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43.

Mid Cap Value Portfolio: Performance is compared to the Russell Midcap® Value Index.

The Russell Midcap® Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. The Index selects from the bottom 80% of the Russell 1000® Index, screening on value factors. The Russell 1000® Index is a stock market Index that represents the 1,000 largest stocks in the Russell 3000® Index. The Russell 1000® Index comprises over 90% of the total market capitalization of all listed U.S. stocks.

Mid-Cap Equity Index Portfolio: Performance is compared to the Standard & Poor’s MidCap 400® Index (the “S&P MidCap 400® Index”).

The S&P MidCap 400® Index is designed to measure the performance of 400 mid-sized companies in the U.S., reflecting this market segment’s distinctive risk and return characteristics.

Small Cap Value Portfolio: Performance is compared to the Russell 2000® Value Index.

The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Small Cap Growth Portfolio: Performance is compared to the Russell 2000® Growth Index.

The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000® is a market capitalization-weighted index of common stock prices of the smallest 2000 companies in the Russell 3000 (a broad index representing approximately 98% of the entire U.S. stock market).

Small Cap Equity Index Portfolio: Performance is compared to the Standard & Poor’s SmallCap 600® Index (the “S&P SmallCap 600® Index”).

The S&P SmallCap 600® Index is designed to measure the performance of 600 small sized companies in the U.S., reflecting this market segment’s distinctive risk and return characteristics.

International Portfolio: Performance is compared to the MSCI EAFE Index. The MSCI EAFE Index is the Morgan Stanley Europe, Australasia and the Far East Index, an unmanaged, market-value-weighted index designed to measure the overall condition of the overseas equities markets.

Bond Portfolio: Performance is compared to the Bloomberg Barclays U.S. Aggregate Bond Index (the “Bloomberg Aggregate Index”).

The Bloomberg Barclays U.S. Aggregate Bond Index represents U.S, fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Mid-Term Bond Portfolio: Performance is compared to the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index. The Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade credit sector of the United States bond market and the total United States Treasury market as defined by the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.

Retirement Portfolios: Performance is compared to the benchmark indices (the S&P 500® Index and Bloomberg Barclays U.S. Aggregate Bond Index, and, for Portfolios that have significant investments in commercial paper, money market instruments and other short term commercial paper, the FTSE 3 month Treasury Bill Index) that correspond with the Portfolios’ investments in various IC Portfolios at any given time. The relative proportions of assets within each Retirement Portfolio that are invested in the various IC Portfolios will change as the each Portfolio’s investments are periodically reallocated, which in turn will change the proportion of each acquired Portfolio’s benchmark index included in the Retirement Portfolio’s overall mix of indices.

Conservative Allocation Portfolio: Performance is compared to the S&P 500® Index and Bloomberg Barclays U.S. Aggregate Bond Index.

Moderate Allocation Portfolio: Performance is compared to the S&P 500® Index and Bloomberg Barclays U.S. Aggregate Bond Index.

Aggressive Allocation Portfolio: Performance is compared to the S&P 500® Index and Bloomberg Barclays U.S. Aggregate Bond Index.

See “Equity Index Portfolio and All America Portfolio” and “Bond Portfolio” above for a description of the S&P 500® Index and Bloomberg Barclays U.S. Aggregate Bond Index, which represent the asset classes in which the Allocation Portfolios invest.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Financial statements are not available because the Investment Company had not commenced operations as of the date of this prospectus. [KPMG LLP] has been retained by the Investment Company as its independent registered public accounting firm to audit the Investment Company financial statements.

LEGAL MATTERS

The legal validity of the shares described in the Prospectus has been passed on by Scott H. Rothstein, Esq., Executive Vice President, Deputy General Counsel and Corporate Secretary of the Investment Company.

CUSTODIAN

The Custodian of the securities and other assets held by the Investment Company’s Portfolios (other than shares of the Investment Company’s Portfolios) is [Brown Brothers Harriman & Co.], 140 Broadway, York, New York 10005.

USE OF STANDARD & POOR’S INDICES

The Equity Index Portfolio, the Indexed Assets of the All America Portfolio, the Mid-Cap Equity Index Portfolio, and the Small Cap Equity Index Portfolio (together, the Indexed Portfolios) are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. (S&P). S&P makes no representation or warranty, express or implied, to the owners of the Indexed Portfolios or any member of the public regarding the advisability of investing in securities generally or in the Indexed Portfolios particularly or the ability of the S&P 500® Index, the S&P MidCap 400® Index, or the S&P SmallCap 600® Index to track general stock market performance. S&P’s only relationship to the Investment Company is the licensing of certain trademarks and trade names of S&P and of the S&P 500® Index, the S&P MidCap 400® Index, and S&P SmallCap 600® Index which is determined, composed and calculated by S&P without regard to the Indexed Portfolios. S&P has no obligation to take the needs of the Indexed Portfolios or the owners of the Indexed Portfolios into consideration in determining, composing or calculating the S&P 500® Index, the S&P MidCap 400® Index, or the S&P SmallCap 600® Index. S&P is not responsible for and has not participated in the calculation of the net asset values of the Indexed Portfolios, the amount of the shares of the Indexed Portfolios or the timing of the issuance or sale of the Indexed Portfolios. S&P has no obligation or liability in connection with the administration, marketing or trading of the Indexed Portfolios.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500® index, the S&P MidCap 400® Index or S&P SmallCap 600® Index or any data included therein. S&P makes no warranty, express or implied, as to results to be obtained by the Indexed Portfolios, owners of the Indexed Portfolios, or any other person or entity from the use of the S&P 500® Index, the S&P MidCap 400® Index, S&P SmallCap 600® Index, or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500® Index, the S&P MidCap 400® Index, the S&P SmallCap 600® Index, or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

PROXY VOTING POLICIES AND PROCEDURES

On [DATE] the Board of Directors of the Investment Company adopted amended Proxy Voting Policies & Procedures (“Proxy Policy”). A copy of the Proxy Policy is attached hereto as APPENDIX “A”. After the Investment Company commences operations, a copy of the Proxy Policy and information regarding how the Investment Company voted its proxies relative to portfolio securities during the most recent 12 month period ended June 30 can be obtained free of charge by calling 1-800-468-3785. After the Investment Company commences operations, the Investment Company’s Proxy Voting Record for the shares it owns, which includes how the Investment Company voted its proxies during the most recent 12 month period ended June 30, will be obtainable from the Securities and Exchange Commission’s website at www.sec.gov, by viewing our Form N-PX on the EDGAR system.

Appendix A

Proxy Voting Policy and Procedures

Mutual of America Investment Corporation

Attached is the Proxy Voting Policy and Procedures adopted by the Board of Directors of Mutual of America Investment Corporation at its regular Board meeting held on [DATE].

MEMORANDUM	MUTUAL OF AMERICA CAPITAL MANAGEMENT

To:	Mutual of America Variable Insurance Portfolios, Inc.

From:	Mutual of America Capital Management LLC

Date:	[DATE]

Re:	Policy Statement and Procedures Regarding
Proxy Voting (“Proxy Voting Policy”)

We understand that, in connection with your obligation to comply with Rule 30b1-4 under the Investment Company Act of 1940 (“1940 Act”) and the 1940 Act forms modified in conjunction therewith, you wish this Company as your adviser to: (i) permit you to adopt its Proxy Voting Policy, (ii) prepare and timely File Form N PX for each year commencing with the 12 months ended June 30, 2020, (iii) respond to shareholder requests in accordance with all requirements of Law and Regulation for a description of the Proxy Voting Policy, and for The Proxy Voting Record (which may be available by a toll free or collect phone line or on the Portfolio website if there is one and on the S.E.C. website), and (iv) maintain, or cause to be maintained, all proxy voting records as required by Law and Regulation.

We further understand that, in the event of a conflict among or between the interests of the adviser, the Portfolios, the shareholders, the principal underwriter or any affiliated persons thereof, we will promptly notify the Portfolio and shareholders affected and we will not cast a vote absent a written consent from the affected Portfolio or shareholders. The sole exception to the requirement of a written consent from the Portfolio and affected shareholders when there is such a conflict is the case where the matter which is being voted upon falls within the Standing Proxy Vote policy set forth in paragraph 5 of the Proxy Voting Policy, and Routine Issues as described in paragraph 4 of the attached Proxy Voting policy. Routine Issues fall within standard categories developed by a disinterested third party proxy service retained by the adviser. In such case, the vote will be cast in the predetermined manner.

You may consider this document as an amendment to the Proxy Voting Policy for purposes of our providing proxy voting services to your Portfolio and shareholders, and for purposes of adopting the Proxy Voting Policy on behalf of your Portfolios. If there are any changes to the Proxy Voting Policy you will be notified, and no such changes shall affect you unless you agree to same.

Mutual of America Capital Management LLC.

By:

/s/ Amir Lear

Amir Lear

Chairman and Chief Executive Officer

att.

MUTUAL OF AMERICA CAPITAL MANAGEMENT LLC

POLICY STATEMENT AND PROCEDURES

REGARDING PROXY VOTING

Adopted on [DATE]

Policy Statement

It is the policy of Mutual of America Capital Management LLC (the “Corporation”), with respect to assets under its management where it has voting authority:

1.

To vote all proxies in the best interests of its clients and, to the extent possible while complying with applicable investment policies, restrictions and limitations (including requirements imposed by exemptive orders as described in paragraph 9 under the Procedures section, below,) to vote all proxies so as to maximize the economic value of the shares held by such clients.

2.	To vote all proxies in accordance with the duly adopted voting policies and restrictions of such clients where such policies and restrictions are applicable.

3.

To provide disclosure to clients of the within policies and procedures, to disclose how clients (or their shareholders in the case where a client adopts these policies as its own) may obtain information on how their proxies were voted, and to maintain or cause to be maintained all records of such proxy voting as are, and for the periods, required by law.

4.	To comply with the Procedures set forth below.

Proxy Voting Committee

1.

A Proxy Committee consisting of the President and one or more individuals (not to exceed five) designated by the President of the Corporation shall comprise the Proxy Voting Committee. The Proxy Voting Committee shall act by majority vote, but in the case of a tie vote the side receiving the vote of the President shall prevail. In the case of a Committee of two or less persons, one member shall constitute a quorum. In the case of the Committee consisting of three or four persons, two members shall constitute a quorum, and for a Committee of five persons, three members shall constitute a quorum.

2.

The Proxy Voting Committee shall monitor developments that may affect the Proxy Voting Policy and Procedures, including the Overall Proxy Voting Policy set forth in paragraph 5 of the Procedures Section hereof, voting standards set forth in Appendix A to this document (“Voting Standards”) and recommend changes to the Proxy Voting Policy and Procedures.

3.

Any decisions not to vote proxies in accordance with the Voting Standards, including Routine or Non-Routine Issues, shall be submitted to the Proxy Committee for approval or consideration of the appropriate action to take. The Proxy Voting Committee may require a discussion with or report from the investment analyst responsible for the company whose proxy is being considered to assist in deciding how to vote in accordance with the Proxy Voting Policy. A written explanation of the reasons supporting any action taken by the Committee and the date the Committee decided the issue shall be maintained with the proxy voting records.

4.

If a Non-Routine Issue falls into a category for which there is no Voting Standard, the Proxy Voting Committee shall be consulted. The Proxy Voting Committee may require a discussion with or a report from the investment analyst responsible for the company whose proxy is being considered as well as a report, if available, from any proxy service provider then retained, to assist in deciding how to vote in accordance with the Proxy Voting Policy. A written explanation of the reasons supporting any action taken by the Committee and the date the Committee decided the issue shall be maintained with the proxy voting records.

5.

Should a vote in accordance with the Voting Standards appear likely to produce a result inconsistent with a stated policy, limitation, or restriction established for any client’s account, the President or CEO shall be notified in order to determine the appropriate action. Such action shall be presented to the Proxy Voting

Committee for ratification prior to the vote in question. The Proxy Voting Committee can act without a meeting by consent of a majority of its members. Any action taken in such situations shall be governed by prudence and must be compatible with applicable law. Such action shall be memorialized in writing setting forth the nature of the conflict, the reasons for the action taken and the date such action was authorized.

Procedures

1.

Proxies will be voted based upon and consistent with (a) criteria established herein as same may be amended in writing by the Proxy Committee from time to time, (b) the Overall Proxy Voting Policy set forth in paragraph 5 below and (c) the Voting Standards attached hereto as Appendix A . Only a Senior Vice President or higher ranking officer shall be authorized to execute proxies except that a service provider may be engaged to process and execute proxies pursuant to and subject to these Procedures.

2.	The following Records of all proxy votes will be maintained:

A.	A brief description of the proxy proposal for each company in the portfolio.

B.	The vote cast on each proposal.

C.	The holdings of each account and its holdings as of (or as close as possible to) the record date for the particular proxy vote.

D.	A record of any calls or other contacts made regarding a vote.

E.

A record of the reason for each vote, including whether the proxy was voted according to a specific client restriction, policy, the Voting Standards or other guideline which record may be maintained by a third party proxy service provider.

F.	Notification that a proxy has not been received.

G.	Verification that the shares listed on the proxy match the Corporation’s records.

H.	The name and title of the individual voting the proxy (if available from a service provider).

I.	A record of any Proxy Voting Committee actions in regard to the proxy vote.

3.

Unless the Company shall have obtained a written agreement from an experienced and qualified third party to provide proxy voting and records services in compliance with all applicable laws and regulations, records of a current proxy season will be retained in the Corporation’s offices until the end of the second year after the expiration of the proxy season in which the votes were made and will be retained in a readily accessible location for a period of not less than three additional years. Proxy statements received on behalf of stock for which the Company is authorized to vote proxies will not be retained in paper form because they are available on the EDGAR system where they have been filed by the issuer.

4.

The Voting Guidelines which are attached hereto as Appendix A consist of the Concise Summary of the Institutional Shareholders Service (“I.S.S.”) Proxy Voting Guidelines (effective for meetings February 1, 2007) (“Voting Standards”). The Proxy Voting Committee has reviewed the Voting Standards and has found them to be generally satisfactory. I.S.S., which is the proxy service provider retained by the Corporation, furnishes research and recommendations for all proxy votes, casts the votes and maintains voting records. The I.S.S. recommendations will be in accordance with the Voting Standards. The Proxy Voting Committee may, in circumstances where the application of the Voting Standards is determined not to be beneficial or appropriate, override the I.S.S. recommendation and instruct I.S.S. to vote as determined by the Proxy Voting Committee.

5.

The current Overall Proxy Voting Policy of the Company shall be to vote against anti-takeover proposals, proposals that will weaken Board oversight or corporate governance procedures, and proposals designed to entrench current management. These proposals are generally inherently adverse to the economic value of the stocks to which they relate. This position may be determined to be inappropriate in a particular case and if authorized by the Proxy Voting Committee, a vote that does not comport with this position may be approved. Proxy proposals that do not materially impact the economic value of the stocks to which they relate are considered “Routine Issues” and will generally be voted in favor of the position supported by management of the company whose stock is being voted. Proxy proposals that materially impact the economic value of the stock to which they relate will be voted, consistent with applicable restrictions, in the manner that is most beneficial to the value of such stock.

6.

In the case of managed funds that hold exchange traded funds (“ETFs”) shares in their portfolios, special rules may apply to voting proxies in the underlying ETFs when certain thresholds are reached. For example, certain ETFs have obtained exemptions from the SEC fund of fund restrictions, and those ETFs may be held by managed funds in reliance upon such exemption. The exemptive orders for such ETFs typically provide that, in the event that the managed fund owns 25% or more of the outstanding shares of the ETF, such shares shall be voted in the same proportion as the shares held by all other shareholders in such ETF. The Corporation shall follow the requirements of any such exemptive orders that may apply and vote such shares proportionally to the shares of the other shareholders of the ETF.

7.

No officer or employee of the Corporation shall act with respect to proxy votes in any instance in which a conflict of interest exists for that person in applying the Corporation’s Voting Standards or satisfying fiduciary responsibilities under ERISA or other applicable laws. Any conflict of interest or questions concerning whether a conflict of interest exists, shall be immediately reported to the President. Further, in cases where there exist material conflicts of interest between the Corporation and its interests, and the economic interests of the Corporation’s client owning the shares being voted, the Corporation shall strictly adhere to the Voting Standards, but where such conflict exists and the Proxy Committee is required to decide upon action as provided above, no such action shall be taken absent full disclosure to the affected client of the conflict and it shall be taken only if consent has been received from the client. In assessing the existence of a conflict and the suggested manner of casting a vote in a conflict situation, the recommendations of independent third parties qualified to make recommendations on proxy voting may be sought and communicated to affected clients.

8.

It is the policy of the Corporation not to join any group for the purpose of waging a proxy contest or to acquire or trade in the securities of any corporation with the intent to effect any change in control of a corporation. Any solicitation from any person to vote proxies in any accounts shall be promptly reported to the General Counsel and Proxy Voting Committee except for requests merely that the proxies be voted in order to achieve a quorum.

9.

No employee of the Corporation may discuss the Corporation’s proxy votes with any person not employed by the Corporation or its client or in any way indicate how the Corporation will vote on any issue prior to the vote being cast, nor may any employee of the Corporation disclose how the Corporation has voted except in reports to the Board of Directors of the Corporation or its managed funds, as required by law or pursuant to an agreement with a proxy service provider. All information concerning the Corporation’s proxy voting record shall be disclosed and furnished to clients in the manner required to comply with Rule 206(4)-6 under the Investment Advisers Act of 1940.

10.

The Corporation shall comply in all respects and in a timely manner with Rule 206(4)-6 under the Investment Advisers Act of 1940, including the timely voting of proxies, the timely provision to clients of a description of the Corporation’s proxy voting policies and procedures, provision of a copy of such policies and procedures to clients upon request, disclosure to clients of how to obtain information on how their securities were voted and the implementation of record keeping procedures in full compliance with Rule 204-2, retaining in the manner chosen by the Corporation (which manner shall be as permitted by Rule 204-2) for the required time periods proxy voting policies and procedures, proxy statements received regarding client securities, records of votes cast on behalf of clients, records of client requests for proxy voting information and all documents prepared by the Company which were material in making a decision on how to vote or which memorialized basis for a decision for a vote.

11.	The Corporation adopts the following procedures to ensure compliance with the Proxy Voting Policy Statement and Procedures:

A.	The President or an Officer of the Corporation designated by the President will ensure that the Corporation is at all times in full and complete compliance with all applicable laws and regulations.

B.

The Proxy Voting Committee shall meet at least semiannually to review the overall proxy voting record of all proxies, the conformity of proxy voting actions with the requirements set forth herein, and to review the actions of any and all third party service providers.

C.

The Proxy Voting Committee shall review the within policy statement and procedures on an annual basis and more frequently when warranted, and shall adopt written changes and amendments hereto as necessary.

D.

The Proxy Voting Committee shall review Corporation’s compliance with the Rules promulgated by the S.E.C., including the semiannual reports on the availability of proxy voting records to its clients, and the disclosure of this document to clients.

E.

To the extent it is prudent and in compliance with Rule 206(4)-6 under the Investment Adviser’s Act of 1940, the Company may retain reputable and qualified third-party service providers to implement the foregoing policies and procedures.

F.	It is specifically understood that the Company’s clients may adopt the within Policy Statement and Procedures, as same may be amended or restated from time to time.

I hereby verify that the foregoing document has been duly adopted as the proxy voting policies and procedures of the Corporation, along with the attached Proxy Voting Standards, which replace all previously adopted statements and procedures regarding proxy voting and Voting Standards.

MUTUAL OF AMERICA

CAPITAL MANAGEMENT LLC

By:

/s/ Amir Lear

Amir Lear

Chairman and Chief Executive Officer

Dated: [DATE]

Appendix A

To Mutual of America Capital Management Corporation

Policy Statement and Procedures Regarding Proxy Voting

CONCISE SUMMARY OF ISS 2007 PROXY VOTING GUIDELINES

Effective for Meetings Feb. 1, 2007

Updated Dec. 15, 2006

1. Auditors

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent,

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position; or

•	Fees for non-audit services (“Other” fees) are excessive.

2. Board of Directors

Voting on Director Nominees in Uncontested Elections

Vote CASE-BY-CASE on director nominees, examining, but not limited to, the following factors:

•	Composition of the board and key board committees;

•	Attendance at board and committee meetings;

•	Corporate governance provisions and takeover activity;

•	Disclosures under Section 404 of Sarbanes-Oxley Act;

•	Long-term company performance relative to a market and peer index;

•	Extent of the director’s investment in the company;

•	Existence of related party transactions;

•	Whether the chairman is also serving as CEO;

•	Whether a retired CEO sits on the board;

•	Number of outside boards at which a director serves;

•	Majority vote standard for director elections without a provision to allow for plurality voting when there are more nominees than seats.

WITHHOLD from individual directors who:

•	Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);

•	Sit on more than six public company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own — withhold only at their outside boards.

WITHHOLD from the entire board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

•

The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, withhold from all incumbent directors;

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;

•

The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption, or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue;

•	The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year;

•	The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•	At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;

•	The company is a Russell 3000 company that underperformed its industry group (GICS group) under the criteria discussed in the section “Performance Test for Directors”.

WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:

•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

•	The full board is less than majority independent.

WITHHOLD from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive (see discussion under Auditor Ratification);

•

A material weakness identified in the Section 404 Sarbanes-Oxley Act disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms;

•

There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

WITHHOLD from the members of the Compensation Committee if:

•	There is a negative correlation between the chief executive’s pay and company performance (see discussion under Equity Compensation Plans);

•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•	The company has backdated options (see “Options Backdating” policy);

•	The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards, and to elect all directors annually.

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring an independent director fill the position of chair, unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

•

Has a designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) At a minimum these should include:

-	Presiding at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors,

-	Serving as liaison between the chairman and the independent directors,

-	Approving information sent to the board,

-	Approving meeting agendas for the board,

-	Approves meetings schedules to assure that there is sufficient time for discussion of all agenda items,

-	Having the authority to call meetings of the independent directors,

-	If requested by major shareholders, ensuring that he is available for consultation and direct communication;

•	Two-thirds independent board;

•	All-independent key committees;

•	Established governance guidelines;

•	The company does not under-perform its peers*.

*

Starting in 2007, the industry peer group used for this evaluation will change from the 4-digit GICS group to the average of the 12 companies in the same 6-digit GICS group that are closest in revenue to the company, and identified on the executive compensation page of proxy analyses. To fail, the company must under-perform its index and industry group on all 4 measures (1 and 3 year performance, industry peers, and index).

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats. Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

4. Takeover Defenses

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•

The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process — Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•

Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

6. State of Incorporation

Reincorporation Proposals

Vote CASE-BY-CASE on proposals to change a company’s state of incorporation, taking into consideration both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefits, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS. Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being de-listed or if a company’s ability to continue to operate as a going concern is uncertain.

In addition, for capital requests that are less than or equal to 300 percent of the current authorized shares and marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent) vote on a CASE-BY-CASE basis, In this situation, vote FOR the increase based on the company’s performance, and whether the company’s ongoing use of shares has shown prudence.

Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

Preferred Stock

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock). Vote FOR proposals to create “de-clawed” blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

8. Executive and Director Compensation

Poor Pay Practices

WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices, such as:

•	Egregious employment contracts (e.g., those containing multi-year guarantees for bonuses and grants);

•	Excessive perks that dominate compensation (e.g., tax gross-ups for personal use of corporate aircraft);

•	Huge bonus payouts without justifiable performance linkage or proper disclosure;

•	Performance metrics that are changed (e.g., canceled or replaced during the performance period without adequate explanation of the action and the link to performance);

•

Egregious pension/SERP (supplemental executive retirement plan) payouts (e.g., the inclusion of additional years of service not worked or inclusion of performance-based equity awards in the pension calculation);

•	New CEO awarded an overly generous new hire package (e.g., including excessive “make whole” provisions or any of the poor pay practices listed in this policy);

•	Excessive severance provisions (e.g., including excessive change in control payments);

•	Change in control payouts without loss of job or substantial diminution of job duties;

•	Internal pay disparity;

•	Options backdating (covered in a separate policy); and

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options without prior shareholder approval;

•	There is a disconnect between CEO pay and the company’s performance;

•	The company’s three year burn rate exceeds the greater of 2% and the mean plus 1 standard deviation of its industry group; or

•	The plan is a vehicle for poor pay practices.

Director Compensation

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap.

On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:

•	Director stock ownership guidelines with a minimum of three times the annual cash retainer.

•	Vesting schedule or mandatory holding/deferral period:

-	A minimum vesting of three years for stock options or restricted stock; or

-	Deferred stock payable at the end of a three-year deferral period.

•	Mix between cash and equity:

-	A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or

-	If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

•	No retirement/benefits and perquisites provided to non-employee directors; and

•

Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

Employee Stock Purchase Plans — Qualified Plans

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85% of fair market value;

•	Offering period is 27 months or less; and

•	The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Employee Stock Purchase Plans — Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5% or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25% of employee’s contribution, which is effectively a discount of 20% from market value;

•	No discount on the stock price on the date of purchase, since there is a company matching contribution.

Options Backdating

In cases where a company has practiced options backdating, WITHHOLD on a CASE-BY-CASE basis from the members of the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. WITHHOLD from the compensation committee members who oversaw the questionable options grant practices or from current compensation committee members who fail to respond to the issue proactively, depending on several factors, including, but not limited to:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Length of time of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or repricing backdated options, or recouping option gains on backdated grants;

•	Adoption of a grant policy that prohibits backdating, and creation of a fixed grant schedule or window period for equity grants going forward.

Severance Agreements for Executives/Golden Parachutes

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

•	The triggering mechanism should be beyond the control of management;

•	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation) during the five years prior to the year in which the change of control occurs;

•

Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

9. Corporate Responsibility

Animal Rights

Generally vote AGAINST proposals to phase out the use of animals in product testing unless:

•	The company is conducting animal testing programs that are unnecessary or not required by regulation;

•	The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;

•	The company has been the subject of recent, significant controversy related to its testing programs.

Drug Pricing and Re-importation

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products, unless the company fails to adhere to legislative guidelines or industry norms in its product pricing. Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:

•	The existing level of disclosure on pricing policies;

•	Deviation from established industry pricing norms;

•	The company’s existing initiatives to provide its products to needy consumers;

•	Whether the proposal focuses on specific products or geographic regions.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug re-importation unless such information is already publicly disclosed. Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug re-importation.

Genetically Modified Foods

Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products, or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

Tobacco

Most tobacco-related proposals (such as on second-hand smoke, advertising to youth, and spin-offs of tobacco-related business) should be evaluated on a CASE-BY-CASE basis.

Toxic Chemicals

Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals. Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals. Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe, unless such actions are required by law in specific markets.

Arctic National Wildlife Refuge

Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:

•	New legislation is adopted allowing development and drilling in the ANWR region;

•	The company intends to pursue operations in the ANWR; and

•	The company has not disclosed an environmental risk report for its ANWR operations.

Concentrated Area Feeding Operations (CAFOs)

Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs, unless:

•	The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or

•	The company does not directly source from CAFOs.

Global Warming and Kyoto Protocol Compliance

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company’s line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:

•	The company does not maintain operations in Kyoto signatory markets;

•	The company already evaluates and substantially discloses such information; or,

•	Greenhouse gas emissions do not significantly impact the company’s core businesses.

Political Contributions

Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions considering: recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and the public availability of a policy on political contributions. Vote AGAINST proposals barring the company from making political contributions.

Link Executive Compensation to Social Performance

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities.

Outsourcing/Off-shoring

Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering: the risks associated with certain international markets; the utility of such a report to shareholders; the existence of a publicly available code of corporate conduct that applies to international operations.

Country-specific Human Rights Reports

Vote CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring.

10. Mutual Fund Proxies

Election of Directors

Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Converting Closed-end Fund to Open-end Fund

Vote CASE-BY-CASE on conversion proposals, considering the following factors:

•	Past performance as a closed-end fund;

•	Market in which the fund invests;

•	Measures taken by the board to address the discount; and

•	Past shareholder activism, board activity, and votes on related proposals.

Establish Director Ownership Requirement

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred

Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the proxy solicitation expenses.

PART C

OTHER INFORMATION

Item 28.	Exhibits

1(a)	Articles of Incorporation of Mutual of America Investment Corporation (the “Investment Company”) (1)

2	By-Laws of the Investment Company (1)

4(a)	Investment Advisory Agreement, between the Investment Company and Mutual of America Capital Management LLC (the “Adviser”), as investment adviser (2)

5	Distribution Agreement, between the Investment Company and Mutual of America, as Distributor (2)

7	Custodian Agreement between the Investment Company and Brown Brothers Harriman & Co. (2)

8	Agreement to Limit Operating Expenses between the Investment Company and the Adviser (2)

9	Consent and Opinion of Counsel for Portfolios (2)

10(a)	Independent Registered Public Accounting Firm’s Consent (2)

16(a)	Code of Ethics of Mutual of America Variable Insurance Portfolios, Inc. (2)

16(b)	Code of Ethics of Mutual of America Capital Management LLC (1)

16(c)	Code of Ethics of Mutual of America Life Insurance Company (1)

(1)	Filed herewith.
(2)	To be filed by amendment.

Item 29.	Persons Controlled By or Under Common Control with Registrant

The Adviser is an indirect wholly-owned subsidiary of Mutual of America Life Insurance Company. Mutual of America Life Insurance Company is a New York mutual life insurance company, and as such no person has the direct or indirect power to control Mutual of America Life Insurance Company except by virtue of a person’s capacity as a director or executive officer. Each holder of an in-force insurance policy or annuity contract issued by Mutual of America has the right to vote for the election of directors of Mutual of America Life Insurance Company at annual elections and upon other corporate matters where policyholders’ votes are taken. Mutual of America Life Insurance Company’s ownership of its subsidiaries is as follows:

Mutual of America Life Insurance Company, a New York mutual insurance company, wholly owns

•	Mutual of America Holding Company LLC, a Delaware limited liability company, and

•	Mutual of America Foundation, a New York not-for-profit corporation.

Mutual of America Holding Company LLC wholly owns

•	Mutual of America Securities LLC, a Delaware limited liability company,

•	Mutual of America Capital Management LLC (the “Adviser”), a Delaware limited liability company, and

•	320 Park Analytics LLC, a Delaware limited liability company.

Mutual of America Life Insurance Company, through its separate accounts, owns substantially all of Registrant’s shares.

Mutual of America Life Insurance Company currently owns a significant portion, but less than 50%, of the outstanding shares of Mutual of America Institutional Funds, Inc., a Maryland corporation registered under the 1940 Act as a management investment company whose shares are publicly offered to institutional investors.

Item 30.	Indemnification

Articles of Incorporation of the Investment Company. The Articles of Incorporation of the Investment Company provide that the Investment Company shall indemnify its present and former directors and officers, whether serving or having served the Investment Company, or at its request, any other entity, to the fullest extent required or permitted by Maryland law in effect from time to time (as limited by the Investment Company Act).

The Investment Company Act provides in substance that a director or officer of the Investment Company shall not be indemnified for liability to the Investment Company or its shareholders for money damages by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties in the conduct of his or her office.

By-Laws of the Investment Company. The By-Laws of the Investment Company provide for indemnification to the maximum extent permitted by Maryland law, subject only to any limitations imposed by federal securities law.

The Investment Company shall indemnify the present and former officers and directors of the Investment Company against liability by reason of service to the Investment Company, unless the officer or director is subject to liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (Disabling Conduct). No indemnification shall be made to an officer or director unless (1) by a final adjudication on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of disabling conduct, or (2) in the absence of such a decision, by the Board of Directors by a majority vote of a quorum consisting of disinterested directors who were not parties to such action, suit or proceeding (“disinterested nonparty directors”), or (3) if such a quorum is not obtainable or, even if obtainable, a quorum of disinterested non-party directors so direct, by independent legal counsel in a written opinion. The Investment Company may advance payment of expenses only if the officer or director to be indemnified undertakes to repay the advance unless indemnification is made and if one of the following applies: the officer or director provides a security for his or her undertaking, the Investment Company is insured against losses from any lawful advances, or a reasonable determination has been made that there is reason to believe the officer or director ultimately will be entitled to indemnification.

Insurance. [Coverage for officers, directors and managers of the Adviser, Distributor and the Fund is provided under an Investment Management insurance policy issued by Chartis, with excess coverage by Chubb, CNA, The Hartford, and Travelers, to Mutual of America Life Insurance Company et al. The aggregate limit of liability under these policies is $35 million, with a $1,000,000 deductible per entity insured and no deductible for individual insureds. Coverage for life insurance company fiduciary liability coverage (errors and omissions) is provided under an Investment Management insurance policy issued by Chartis, with excess coverage by Chartis, The Hartford and CNA, to Mutual of America Life Insurance Company et al. The deductible is $1,000,000 for the entity, with an aggregate limit of liability under the primary policy of $30 million.] Operating Agreement of the Adviser. The Operating Agreement of Mutual of America Capital Management LLC, the Investment Company’s Adviser, provides for the indemnification by the Corporation of present and former directors and officers of the Corporation and of any organization for which service is rendered at the request of the Corporation and permits the advance payment of expenses in certain circumstances for covered persons in connection with suits by third parties and derivative suits. Each covered person must have acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the Corporation and, with respect to any criminal action or proceeding, had no reasonable cause to believe the conduct was unlawful. If in connection with a derivative suit a covered person shall have been adjudged to be liable to the Corporation, indemnification shall not be made unless and only to the extent that the Delaware Court of Chancery or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is entitled to indemnity. Thus, the officers, directors and managers of the fund and the Adviser are indemnified by the Adviser for their services in connection with the Investment Company to the extent set forth in the Operating Agreement.

By-Laws of the Principal Underwriter. The By-Laws of Mutual of America Life Insurance Company, the principal underwriter for the Investment Company, provide for the indemnification by Mutual of America of present and former directors and officers of Mutual of America and of any organization for which service is rendered at the request of Mutual of America and permits the advance payment of expenses in certain circumstances for covered persons in connection with suits by third parties and derivative suits. Each covered person must have acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of Mutual of America and, with respect to any criminal action or proceeding, had no reasonable cause to believe the conduct was unlawful. Thus, the officers and directors of Mutual of America are indemnified by Mutual of America for their services in connection with the Investment Company to the extent set forth in the By-Laws.

Undertaking. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser

Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser to the Investment Company, and is registered as an investment adviser under the Investment Advisers Act of 1940. The names, addresses and positions with the Adviser of each Manager and Officer of the Adviser is set forth below.

Name	Positions With Adviser	Principal Occupation During Past Two Years
Theresa A. Bischoff c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Partner, R.C. Consulting, LLC; formerly Chief Executive Officer, American Red Cross of Greater New York

Noreen Culhane c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Retired, formerly Executive Vice President, NYSE

Nathaniel A. Davis c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Chairman of the Board and Chief Executive Officer, K12 Inc.; prior thereto Managing Director, Rannd Advisers

Robert C. Golden c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Retired, formerly Executive Vice President of Corporate Operations, Prudential Financial, Newark, N.J.

John E. Haire c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Managing Partner, Haire Media Ventures; prior thereto CEO, Concern Worldwide, U.S.; formerly CEO, Parade Media Group

Christopher C. Quick c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	General Partner, Burke & Quick Holdings, LLP; formerly Vice Chairman, Banc of America Specialist

James E. Quinn c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Retired, formerly President, Tiffany & Co.

Alfred E. Smith, IV c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Chairman and CEO, Smith Associates; formerly Chairman of the Board, Saint Vincent’s Catholic Medical Center

John J. Stack c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Retired, formerly Chairman and CEO of Ceska Sporitelna, Prague, Czech Republic

Amir Lear 320 Park Avenue NY, NY 10022	Manager, Chairman of the Board and Chief Executive Officer	Chairman and CEO, Mutual of America Capital Management LLC

Chris W. Festog 320 Park Avenue NY, NY 10022	Senior Executive Vice President, Chief Financial Officer and Treasurer	Senior Executive Vice President and Chief Financial Officer of Mutual of America Life Insurance Company as of March 2017; formerly, Executive Vice President and Chief Financial Officer of Mutual of America Life Insurance Company

Joseph Gaffoglio 320 Park Avenue NY, NY 10022	Executive Vice President and Chief Operating Officer	Executive Vice President and Chief Operating Officer as of March 2018; formerly Executive Vice President of the Adviser

Andrew L. Heiskell 320 Park Avenue NY, NY 10022	Executive Vice President and Director of Fixed Income	Executive Vice President of the Adviser

Kathryn A. Lu 320 Park Avenue NY, NY 10022	Executive Vice President and Chief Compliance Officer	Executive Vice President and Chief Compliance Officer of Mutual of America Life Insurance Company

Stephen J. Rich 320 Park Avenue NY, NY 10022	President, Chief Equity Strategist	President, Chief Equity Strategist as of March 2018; formerly Executive Vice President Chief Operating Officer and Equities Portfolio Manager of the Adviser as of March 2017

James J. Roth 320 Park Avenue NY, NY 10022	Senior Executive Vice President and General Counsel	Senior Executive Vice President and General Counsel of Mutual of America Life Insurance Company

Scott H. Rothstein 320 Park Avenue NY, NY 10022	Executive Vice President, Deputy General Counsel and Corporate Secretary	Executive Vice President and Deputy General Counsel of Mutual of America Life Insurance Company

Marguerite H. Wagner 320 Park Avenue NY, NY 10022	Executive Vice President, Equities Portfolio Manager	Executive Vice President, Equities Portfolio Manager of the Adviser

James P. Accurso 320 Park Avenue NY, NY 10022	Senior Vice President, Director of Fixed Income Research	Senior Vice President of the Adviser

Name	Positions With Adviser	Principal Occupation During Past Two Years
Dianna H. Glynn 320 Park Avenue NY, NY 10022	Senior Vice President and Internal Auditor	Senior Vice President and Internal Auditor of Mutual of America Life Insurance Company as of March 2017

David W. Johnson 320 Park Avenue NY, NY 10022	Senior Vice President, Fixed Income Research	Senior Vice President of the Adviser

Thomas P. Kelly 320 Park Avenue NY, NY 10022	Senior Vice President, Administration	Senior Vice President of the Adviser as of March 2017

Michelle A. Rozich 320 Park Avenue NY, NY 10022	Senior Vice President and Internal Auditor	Senior Vice President and Internal Auditor as of March 2018; formerly Audit Senior Manager, KPMG LLP

Name	Positions With Adviser	Principal Occupation During Past Two Years
Jacqueline Sabella 320 Park Avenue NY, NY 10022	Senior Vice President, Fixed Income	Senior Vice President of the Adviser

Duygu Akyatan 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Christopher W. Butler 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Evan B. Carpenter 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Martin F. Fetherston 320 Park Avenue NY, NY 10022	Vice President, Fixed Income	Vice President of the Adviser

Kevin Frain 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Andrew Hirschfeld 320 Park Avenue NY, NY 10022	Vice President, Fixed Income Quantitative Analyst	Vice President and Actuary of Mutual of America Life Insurance Company

John Korbis 320 Park Avenue NY, NY 10022	Vice President, Fixed Income Research	Vice President of the Adviser

Alexander Kotlyar 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Robert J. Lewis III 320 Park Avenue NY, NY 10022	Vice President, Fixed Income Research	Vice President of the Adviser as of March 2018; formerly Second Vice President of the Adviser

Isabel Macalintal 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Joseph P. O’Reilly 320 Park Avenue NY, NY 10022	Vice President, Marketing	Vice President of the Adviser

Nirav Parikh 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

John Polcari 320 Park Avenue NY, NY 10022	Vice President, Fixed Income Research	Vice President of the Adviser

Kevin J. Quinn 320 Park Avenue NY, NY 10022	Vice President, Marketing	Vice President of the Adviser

Jamie A. Zendel 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Michael Mastrogiannis 320 Park Avenue NY, NY 10022	Second Vice President, Equities	Second Vice President of the Adviser

Paul Welsh 320 Park Avenue NY, NY 10022	Second Vice President, Administration	Second Vice President of the Adviser as of March 2019; formerly Manager, Financial Reporting

Item 32.	Principal Underwriters

(a) Mutual of America Life Insurance Company, the principal underwriter of the Registrant, acts as depositor and principal underwriter of Mutual of America Separate Account No. 2 and Mutual of America Separate Account No. 3, and as principal underwriter of The American Separate Account No. 2 and The American Separate Account No. 3 of The American Life Insurance Company of New York, now known as Wilton Re.

(b) The name, business address and position of each senior officer and director of Mutual of America are as follows:

Directors

Name and Principal Business Address*	Positions and Offices With Principal Underwriter
John R. Greed	Chairman of the Board, President and Chief Executive Officer
William S. Conway	Director, Senior Executive Vice President and Chief Operating Officer
Amir Lear	Director
James J. Roth	Director, Senior Executive Vice President and General Counsel
Clifford L. Alexander, Jr.	Director
Kimberly A. Casiano	Director
Wayne A. I. Frederick, M. D.	Director
Earle H. Harbison, Jr.	Director
Maurine A. Haver	Director

Name and Principal Business Address*	Positions and Offices With Principal Underwriter
Frances R. Hesselbein	Director
LaSalle D. Leffall, Jr., M.D.	Director
Senator Connie Mack	Director
Robert J. McGuire, Esq.	Director
Ellen Ochoa	Director
Roger B. Porter, Ph.D.	Director
General Dennis J. Reimer	Director

Officers-Directors

Name and Principal Business Address*	Positions and Offices With Principal Underwriter
John R. Greed	Chairman, President and Chief Executive Officer
William S. Conway	Director, Senior Executive Vice President and Chief Operating Officer
Amir Lear	Director
James J. Roth	Director, Senior Executive Vice President and General Counsel

Other Officers

Name and Principal Business Address*	Positions and Offices With Principal Underwriter
Dianne M. Aramony	Executive Vice President, Corporate Secretary, Assistant to Chairman
Nicholas A. Branchina	Senior Vice President, Budget and Cost Accounting
Debbie Branson	Senior Vice President, Human Resources

Name and Principal Business Address*	Positions and Offices With Principal Underwriter
Maria L. Brophy	Senior Vice President, Planning and Analysis
Anne Marie Carroll	Senior Vice President and Associate General Counsel
Tanisha L. Cash	Senior Vice President, Human Resources
John Ciesla	Senior Vice President and Chief Information Security Officer, Enterprise Risk Management
Thomas Ciociano	Senior Vice President, Employee Benefits
John P. Clare	Senior Vice President, Administrative Communications, Product/Proposal Development
Joni L. Clark	Senior Vice President, Client Services
Michael E. Conway	Senior Vice President, Human Resources
William S. Conway	Senior Executive Vice President and Chief Operating Officer
Salvatore P. Conza	Senior Vice President, Data Communications, Network and Technical Services
Barbara Crane	Senior Vice President, Strategic Communication and Corporate Events
Nicholas S. Curabba	Senior Vice President and Associate General Counsel
Jeffrey W. Donaldson	Executive Vice President, Head of Technology and Chief Digital Officer
Carson J. Dunbar, Jr.	Senior Vice President, Corporate Services
Chris W. Festog	Senior Executive Vice President and Chief Financial Officer
Ronald Fried	Senior Vice President, Open Systems Development and Re-Engineering
Harold J. Gannon	Senior Vice President, Corporate Tax

Thomas E. Gilliam	Executive Vice President and Assistant to the Chairman and Chief Executive Officer
Diana H. Glynn	Senior Vice President and Internal Auditor
Aferdita Gutierrez	Senior Vice President, Planning and Analysis
Jared Gutman	Executive Vice President, Administrative Technical Services and Chief Privacy Officer
Theodore L. Herman	Executive Vice President
Joseph Hummel	Executive Vice President, External Affairs
Lydia Kieser	Senior Vice President, Open System Development
Mark Koehne	Senior Vice President and Actuary
Andrew Kramer	Senior Vice President, Client Services
Nicole Lanni	Senior Vice President, Technical Services
Daniel LeSaffre	Executive Vice President, Human Resources and Corporate Services
Kathryn A. Lu	Executive Vice President and Chief Compliance Officer
John R. Luebs	Senior Vice President, Human Resource Services
Thomas E. MacMurray	Senior Vice President, Key Client Relations
Sean A. Mannion	Senior Vice President, Administration

James McCutcheon	Senior Vice President and Associate General Counsel
Dennis McManus	Senior Vice President, Billing and Regulatory Services/Life and Disability Claims
George L. Medlin	Executive Vice President, Enterprise Risk Management

Name and Principal Business Address*	Positions and Offices With Principal Underwriter
Christopher Miseo	Senior Vice President and Director of Accounting and Financial Reporting
Shannon Moriarty 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Senior Vice President, Advertising, Direct Response and Telemarketing
Thomasin R. Mullen	Senior Vice President, Corporate Communications
Lynn N. Nadler 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Senior Vice President, Training and Leadership Development
Peter Nicklin	Senior Vice President, Special Projects, and Assistant to the Chief Information Officer
Paul O’Hara	Senior Vice President, Research and Competition
William Rose	Senior Executive Vice President and Chief Marketing Officer
James J. Roth	Senior Executive Vice President and General Counsel
Scott H. Rothstein	Executive Vice President and Deputy General Counsel
Michelle A. Rozich	Senior Vice President and Internal Auditor

Name and Principal Business Address*	Positions and Offices With Principal Underwriter
Howard J. Rubin	Senior Vice President, Application Systems Development

Name and Principal Business Address*	Positions and Offices With Principal Underwriter
Sonia Samuels	Executive Vice President and Chief Information Officer
Myron Schlanger	Senior Vice President and Associate Treasurer
Brian Q. Severin	Executive Vice President, Sales Operations
William G. Shannon	Senior Vice President, Financial Consulting Services

Paul F. Stephen	Senior Vice President and Controller
John Terwilliger 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Senior Vice President, Facilities Management
Jeffrey Tsai	Senior Vice President and Corporate Actuary
Susan Watson	Senior Vice President, Office of Technology
Kenneth P. Young	Senior Vice President, Treasury and Project Management

*

The business address of all officers is 320 Park Avenue, New York, New York 10022-6839, unless otherwise noted. The business address of all directors is c/o Mutual of America, 320 Park Avenue, New York, New York 10022-6839.

Item 33.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-3 promulgated thereunder, will be maintained by the Adviser at its offices at 320 Park Avenue, New York, New York 10022 or with its custodian.

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, the State of New York, on the 13th day of June, 2019.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

By:	/s/ James J. Roth
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on June 13, 2019.

Signatures	Title

/s/ James J. Roth	President and Sole Director
James J. Roth	(Principal Executive Officer)

Exhibit Number

1(a)	Articles of Incorporation of Mutual of America Investment Corporation (the “Investment Company”)

2	By-Laws of the Investment Company

16(b)	Code of Ethics of Mutual of America Capital Management LLC

16(c)	Code of Ethics of Mutual of America Life Insurance Company